Schedule of Investments (unaudited)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities

American Express Credit Account Master Trust Series 2022-2, Class A, 3.39%, 05/15/27	$1,000	$971,562
BA Credit Card Trust Series 2021-A1, Class A1, 0.44%, 09/15/26	400	392,393
Santander Drive Auto Receivables Trust Series 2021-3, Class C, 0.95%, 09/15/27 (Call 05/15/25)	82	81,457
Toyota Auto Receivables Owner Trust Series 2021-B, Class A4, 0.53%, 10/15/26 (Call 07/15/25)	75	70,199
Verizon Master Trust Series 2021-1, Class A, 0.50%, 05/20/27 (Call 05/20/24)	100	97,559

Total Asset-Backed Securities — 0.3%
(Cost: $1,657,213)		1,613,170

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 1.0%
BBCMS Mortgage Trust
Series 2019-C3, Class A4, 3.58%, 05/15/52
(Call 05/15/29)	100	90,137
Series 2021-C11, Class A5, 2.32%, 09/15/54	200	158,459
BBCMS Trust, Series 2021-C10, Class A5, 2.49%, 07/15/54 (Call 07/15/31)	460	373,343
Benchmark Mortgage Trust
4.59%, 05/15/55 (Call 05/15/32)(a)	1,000	883,718
Series 2018-B4, Class ASB, 4.06%, 07/15/51(a)	938	904,015
Series 2020-B16, Class A5, 2.73%, 02/15/53
(Call 02/15/30)	100	84,658
Series 2020-B21, Class A4, 1.70%, 12/17/53
(Call 12/15/30)	100	78,271
CGMS Commercial Mortgage Trust, Series 2017-B1 AAB3.24%, 08/15/50 (Call 08/15/27)	118	112,354
COMM Mortgage Trust, Series 2015-CR25, Class A4, 3.76%, 08/10/48 (Call 08/10/25)	1,000	957,772
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class A4, 3.51%, 04/15/50 (Call 03/15/25)	155	149,981
GS Mortgage Securities Trust, Series 2017-GS7, Class AAB, 3.20%, 08/10/50 (Call 08/10/27)	535	511,724
JPMBB Commercial Mortgage Securities Trust
Series 2014-C21, Class A5, 3.77%, 08/15/47
(Call 07/15/24)	75	73,735
Series 2015-C29, Class A4, 3.61%, 05/15/48
(Call 03/15/26)	172	164,378
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4, 3.72%, 12/15/49
(Call 01/15/27)	100	94,431
UBS Commercial Mortgage Trust, Series 2018-C13 ASB4.24%, 10/15/51 (Call 10/15/28)	99	95,204
Wells Fargo Commercial Mortgage Trust
Series 2017-RC1, Class A4, 3.63%, 01/15/60
(Call 03/15/27)	150	140,164
Series 2021-C59, Class A5, 2.63%, 04/15/54
(Call 04/15/31)	600	481,713
		5,354,057

Total Collaterized Mortgage Obligations — 1.0%
(Cost: $6,292,923)		5,354,057
Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Clear Channel International BV, 6.63%, 08/01/25
(Call 02/01/24)(b)	$20	$19,713
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27 (Call 08/15/24)(b)	70	64,888
7.50%, 06/01/29 (Call 06/01/24)(b)(c)	45	35,444
7.75%, 04/15/28 (Call 04/15/24)(b)	50	40,999
9.00%, 09/15/28 (Call 09/15/25)(b)(c)	40	40,407
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31 (Call 12/01/30)	50	40,537
3.38%, 03/01/41 (Call 09/01/40)	25	17,456
4.75%, 03/30/30 (Call 12/30/29)	68	64,694
5.40%, 10/01/48 (Call 04/01/48)	20	17,547
Omnicom Group Inc., 3.60%, 04/15/26
(Call 01/15/26)	90	86,800
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29 (Call 01/15/24)(b)	27	23,339
4.63%, 03/15/30 (Call 03/15/25)(b)	30	25,755
5.00%, 08/15/27 (Call 08/15/24)(b)	40	37,712
7.38%, 02/15/31 (Call 11/15/26)(b)	20	20,513
		535,804
Aerospace & Defense — 0.1%
Hexcel Corp.
4.20%, 02/15/27 (Call 11/15/26)	35	33,340
4.95%, 08/15/25 (Call 05/15/25)	39	38,527
Howmet Aerospace Inc.
3.00%, 01/15/29 (Call 11/15/28)	36	31,733
5.90%, 02/01/27	36	36,293
5.95%, 02/01/37	35	34,416
6.75%, 01/15/28(c)	15	15,486
6.88%, 05/01/25 (Call 04/01/25)	34	34,398
Spirit AeroSystems Inc.
4.60%, 06/15/28 (Call 03/15/28)	40	34,149
9.38%, 11/30/29 (Call 11/30/25)(b)	55	59,478
9.75%, 11/15/30 (Call 11/15/26)(b)	60	63,166
Triumph Group Inc.
7.75%, 08/15/25 (Call 02/15/24)(c)	25	24,479
9.00%, 03/15/28 (Call 03/15/25)(b)	70	72,011
		477,476
Agriculture — 0.0%
Darling Ingredients Inc.
5.25%, 04/15/27 (Call 04/15/24)(b)	35	34,003
6.00%, 06/15/30 (Call 06/15/25)(b)	60	57,953
		91,956
Airlines — 0.0%
Allegiant Travel Co., 7.25%, 08/15/27
(Call 08/15/24)(b)	25	23,752
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26
(Call 01/20/24)(b)	55	43,820
		67,572
Apparel — 0.1%
Crocs Inc.
4.13%, 08/15/31 (Call 08/15/26)(b)(c)	20	16,354
4.25%, 03/15/29 (Call 03/15/24)(b)(c)	20	17,507
Hanesbrands Inc.
4.88%, 05/15/26 (Call 02/15/26)(b)(c)	53	49,898
9.00%, 02/15/31 (Call 02/15/26)(b)(c)	35	33,182

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Apparel (continued)
Kontoor Brands Inc., 4.13%, 11/15/29
(Call 11/15/24)(b)	$25	$21,798
Tapestry Inc.
3.05%, 03/15/32 (Call 12/15/31)	30	22,435
4.13%, 07/15/27 (Call 04/15/27)	63	58,148
7.35%, 11/27/28 (Call 10/27/28)	60	60,479
7.85%, 11/27/33 (Call 08/27/33)	75	76,197
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)	35	32,845
Wolverine World Wide Inc., 4.00%, 08/15/29
(Call 08/15/24)(b)	30	23,031
		411,874
Auto Manufacturers — 0.3%
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25
(Call 11/01/24)(b)	70	70,111
BMW Finance NV, 2.85%, 08/14/29 (Call 05/14/29)(b)	95	84,795
BMW U.S. Capital LLC
1.25%, 08/12/26 (Call 07/12/26)(b)	40	36,179
2.55%, 04/01/31 (Call 01/01/31)(b)	60	50,051
2.80%, 04/11/26 (Call 01/11/26)(b)	200	189,767
3.30%, 04/06/27 (Call 01/06/27)(b)	25	23,600
3.70%, 04/01/32 (Call 01/01/32)(b)	10	8,959
3.90%, 04/09/25 (Call 03/09/25)(b)	125	122,741
3.95%, 08/14/28 (Call 05/14/28)(b)(c)	50	47,553
4.15%, 04/09/30 (Call 01/09/30)(b)	80	75,740
5.15%, 08/11/33 (Call 05/11/33)(b)	50	49,545
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)	22	20,415
1.50%, 09/01/30 (Call 06/01/30)	70	56,545
2.60%, 09/01/50 (Call 03/01/50)(c)	45	27,505
4.88%, 10/01/43 (Call 04/01/43)	35	32,434
Daimler Trucks Finance North America LLC
2.50%, 12/14/31(b)	75	60,246
3.65%, 04/07/27(b)	10	9,477
5.40%, 09/20/28(b)	150	149,522
5.60%, 08/08/25(b)	150	149,943
PACCAR Financial Corp.
1.10%, 05/11/26	60	54,761
1.80%, 02/06/25	85	81,732
Wabash National Corp., 4.50%, 10/15/28
(Call 10/15/24)(b)	25	21,439
		1,423,060
Auto Parts & Equipment — 0.2%
American Axle & Manufacturing Inc.
5.00%, 10/01/29 (Call 10/01/24)	30	24,833
6.25%, 03/15/26 (Call 03/15/24)	16	15,775
6.50%, 04/01/27 (Call 04/01/24)	35	33,832
6.88%, 07/01/28 (Call 07/01/24)	20	18,436
Aptiv PLC
3.10%, 12/01/51 (Call 06/01/51)	85	51,133
3.25%, 03/01/32 (Call 12/01/31)	55	46,726
4.15%, 05/01/52 (Call 11/01/51)	65	47,576
4.35%, 03/15/29 (Call 12/15/28)	12	11,383
4.40%, 10/01/46 (Call 04/01/46)	2	1,503
5.40%, 03/15/49 (Call 09/15/48)(c)	25	21,833
BorgWarner Inc.
2.65%, 07/01/27 (Call 05/01/27)	140	127,170
4.38%, 03/15/45 (Call 09/15/44)	15	11,598
Cooper-Standard Automotive Inc., 5.63%, 05/15/27
(Call 01/31/25), (10.63% PIK)(b)(d)	21	15,553
Security	Par (000)	Value

Auto Parts & Equipment (continued)
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25
(Call 04/15/24)(b)	$12	$11,887
Dana Inc.
4.25%, 09/01/30 (Call 05/01/26)	20	16,904
4.50%, 02/15/32 (Call 02/15/27)	21	17,241
5.38%, 11/15/27 (Call 11/15/24)	25	23,758
5.63%, 06/15/28 (Call 06/15/24)(c)	25	23,810
Lear Corp.
3.50%, 05/30/30 (Call 02/28/30)	10	8,645
3.55%, 01/15/52 (Call 07/15/51)	35	22,658
3.80%, 09/15/27 (Call 06/15/27)	20	18,830
4.25%, 05/15/29 (Call 02/15/29)	45	41,806
5.25%, 05/15/49 (Call 11/15/48)	40	34,543
Magna International Inc.
2.45%, 06/15/30 (Call 03/15/30)	45	38,049
4.15%, 10/01/25 (Call 07/01/25)	57	55,918
Tenneco Inc., 8.00%, 11/17/28 (Call 11/17/24)(b)	100	82,404
		823,804
Banks — 6.9%
ABN AMRO Bank NV
2.47%, 12/13/29 (Call 12/13/28),
(1-year CMT + 1.100%)(a)(b)	50	42,407
3.32%, 03/13/37 (Call 12/13/31),
(5-year CMT + 1.900%)(a)(b)	50	37,815
4.80%, 04/18/26(b)	200	193,256
Agricultural Bank Of China Ltd./Singapore, 1.25%, 03/02/26(e)	200	183,489
Banco de Credito del Peru SA, 3.13%, 07/01/30
(Call 07/01/25), (5-year CMT + 3.000%)(a)(e)	100	93,420
Banco do Brasil SA, 6.25%, 04/18/30(e)	200	199,062
Bangkok Bank PCL/Hong Kong, 4.45%, 09/19/28(e)	200	192,138
Bank Negara Indonesia Persero Tbk PT, 3.75%, 03/30/26(e)	200	187,455
Bank of China Ltd., 3.50%, 04/20/27(e)	200	191,155
Bank of Communications Co. Ltd., 3.80%,
(Call 11/18/25), (5-year CMT + 3.345%)(a)(e)(f)	200	192,061
Bank of Montreal
0.95%, 01/22/27 (Call 01/22/26),
(1-day SOFR + 0.603%)(a)	50	45,481
1.25%, 09/15/26	175	156,504
1.85%, 05/01/25	135	128,188
2.65%, 03/08/27	105	97,058
3.09%, 01/10/37 (Call 01/10/32),
(5-year CMT + 1.400%)(a)	35	26,920
3.70%, 06/07/25	60	58,395
3.80%, 12/15/32 (Call 12/15/27),
(5-year USD Swap + 1.432%)(a)	70	62,627
5.20%, 02/01/28 (Call 01/01/28)	115	114,649
5.92%, 09/25/25	195	196,475
Series H, 4.70%, 09/14/27 (Call 08/14/27)	85	83,363
Bank of New York Mellon Corp. (The)
1.05%, 10/15/26 (Call 09/15/26)	5	4,455
1.60%, 04/24/25 (Call 03/24/25)	107	101,637
1.65%, 07/14/28 (Call 05/14/28)	20	17,128
1.65%, 01/28/31 (Call 10/28/30)	75	59,549
1.80%, 07/28/31 (Call 04/28/31)	50	39,017
2.05%, 01/26/27 (Call 12/26/26)	10	9,096
2.45%, 08/17/26 (Call 05/17/26)	96	89,434
2.80%, 05/04/26 (Call 02/04/26)	95	89,840
3.00%, 10/30/28 (Call 07/30/28)	80	71,960
3.25%, 05/16/27 (Call 02/16/27)	100	93,675

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.30%, 08/23/29 (Call 05/23/29)	$115	$103,352
3.40%, 01/29/28 (Call 10/29/27)	113	105,426
3.44%, 02/07/28 (Call 02/07/27),
(3-mo. SOFR + 1.331%)(a)	142	133,805
3.85%, 04/28/28	112	106,906
3.95%, 11/18/25 (Call 10/18/25)	60	58,476
4.97%, 04/26/34 (Call 04/26/33),
(1-day SOFR + 1.606%)(a)	150	142,682
5.83%, 10/25/33 (Call 10/25/32),
(1-day SOFR + 2.074%)(a)	30	30,561
Series G, 3.00%, 02/24/25 (Call 01/24/25)	95	92,145
Series J, 1.90%, 01/25/29 (Call 11/25/28)	20	17,120
Bank of Nova Scotia (The)
1.05%, 03/02/26	60	54,495
1.30%, 06/11/25	65	60,938
1.30%, 09/15/26 (Call 06/15/26)	70	62,699
1.35%, 06/24/26	260	235,205
1.45%, 01/10/25	10	9,568
1.95%, 02/02/27	50	45,236
2.15%, 08/01/31	115	91,265
2.20%, 02/03/25	250	240,585
2.45%, 02/02/32	25	19,924
2.70%, 08/03/26	30	28,025
3.45%, 04/11/25	30	29,140
4.50%, 12/16/25	125	121,855
4.59%, 05/04/37 (Call 02/04/32),
(5-year CMT + 2.050%)(a)	105	89,308
4.75%, 02/02/26	10	9,873
Banque Federative du Credit Mutuel SA
1.00%, 02/04/25(b)	55	52,026
1.60%, 10/04/26(b)	40	35,940
4.94%, 01/26/26(b)	205	201,950
BDO Unibank Inc., 2.13%, 01/13/26(e)	200	185,744
BPCE SA
1.65%, 10/06/26 (Call 10/06/25),
(1-day SOFR + 1.520%)(a)(b)	165	151,488
2.38%, 01/14/25(b)	305	292,903
2.70%, 10/01/29(b)	80	68,273
3.58%, 10/19/42 (Call 10/19/41),
(1-day SOFR + 1.952%)(a)(b)	55	35,991
4.50%, 03/15/25(b)	200	194,374
4.88%, 04/01/26(b)	220	212,818
7.00%, 10/19/34 (Call 10/19/33),
(1-day SOFR + 2.590%)(a)(b)	250	257,742
CaixaBank SA, 6.21%, 01/18/29 (Call 01/18/28),
(1-day SOFR + 2.700%)(a)(b)	200	198,512
Comerica Inc., 4.00%, 02/01/29 (Call 10/31/28)	115	101,778
Cooperatieve Rabobank UA
1.34%, 06/24/26 (Call 06/24/25),
(1-year CMT + 1.000%)(a)(b)	280	261,024
1.98%, 12/15/27 (Call 12/15/26),
(1-year CMT + 0.730%)(a)(b)	255	227,611
5.25%, 05/24/41	156	154,737
5.25%, 08/04/45	30	27,311
5.50%, 10/05/26	250	252,372
5.75%, 12/01/43	55	53,416
Cooperatieve Rabobank UA/NY, 3.38%, 05/21/25	300	291,699
Credit Agricole SA
4.00%, 01/10/33 (Call 01/10/28),
(5-year USD Swap + 1.644%)(a)(b)	260	233,573
Security	Par (000)	Value

Banks (continued)
6.32%, 10/03/29 (Call 10/03/28),
(1-day SOFR + 1.860%)(a)(b)	$250	$254,850
Credit Agricole SA/London, 1.91%, 06/16/26
(Call 06/16/25), (1-day SOFR + 1.676%)(a)(b)	250	234,785
DBS Group Holdings Ltd., 1.82%, 03/10/31
(Call 03/10/26), (5-year CMT + 1.100%)(a)(e)	200	183,215
DIB Sukuk Ltd.
2.95%, 02/20/25(e)	200	192,472
2.95%, 01/16/26(e)	200	189,308
Discover Bank, 4.65%, 09/13/28 (Call 06/13/28)	250	227,861
DNB Bank ASA
1.54%, 05/25/27 (Call 05/25/26),
(1-year CMT + 0.720%)(a)(b)	200	179,709
1.61%, 03/30/28 (Call 03/30/27),
(1-year CMT + 0.680%)(a)(b)	15	13,115
Dresdner Funding Trust I, 8.15%, 06/30/31
(Call 06/30/29)(b)	60	64,331
Emirates NBD Bank PJSC, 4.25%,
(Call 02/27/27)(a)(e)(f)	200	177,180
Federation des Caisses Desjardins du Quebec, 2.05%, 02/10/25(b)	240	229,620
First Abu Dhabi Bank PJSC, 4.50%, (Call 04/05/26),
(5-year CMT + 4.138%)(a)(e)(f)	200	188,546
First Horizon Corp., 4.00%, 05/26/25
(Call 04/26/25)(c)	135	128,720
Hana Bank, 1.25%, 12/16/26(e)	200	177,254
Huntington Bancshares Inc./OH
2.49%, 08/15/36 (Call 08/15/31),
(5-year CMT + 1.170%)(a)	75	54,316
2.55%, 02/04/30 (Call 01/04/30)	155	127,439
4.00%, 05/15/25 (Call 04/15/25)	135	130,828
Industrial & Commercial Bank of China Ltd., 4.88%, 09/21/25(e)	200	197,577
Industrial & Commercial Bank of China Ltd./Singapore, 1.20%, 09/09/25(e)	200	186,040
ING Groep NV
1.73%, 04/01/27 (Call 04/01/26),
(1-day SOFR + 1.005%)(a)	215	195,375
3.95%, 03/29/27	245	232,666
4.55%, 10/02/28	200	192,132
Intesa Sanpaolo SpA
5.71%, 01/15/26(b)	50	49,043
6.63%, 06/20/33(b)	200	196,080
8.25%, 11/21/33 (Call 11/21/32),
(1-year CMT + 4.400%)(a)(b)	200	207,057
Series XR, 4.00%, 09/23/29(b)	200	176,492
Kasikornbank PCL/Hong Kong, 3.34%, 10/02/31
(Call 10/02/26), (5-year CMT + 1.700%)(a)(e)	200	180,539
KeyCorp
2.25%, 04/06/27	166	144,408
2.55%, 10/01/29	109	87,635
4.10%, 04/30/28	90	82,121
4.15%, 10/29/25	160	153,886
4.79%, 06/01/33 (Call 06/01/32),
(1-day SOFR + 2.060%)(a)	40	34,573
Kookmin Bank, 4.50%, 02/01/29(e)	200	187,216
Korea Development Bank (The), 2.00%, 10/25/31	200	160,434
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/36(g)	85	48,039
0.38%, 07/18/25	310	288,268
0.63%, 01/22/26	259	237,781

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
0.75%, 09/30/30	$235	$184,830
1.00%, 10/01/26	155	140,641
1.75%, 09/14/29	310	268,551
2.00%, 05/02/25	194	186,131
2.88%, 04/03/28	189	177,323
3.88%, 06/15/28	300	293,108
4.13%, 07/15/33	205	198,639
Landwirtschaftliche Rentenbank
0.88%, 03/30/26	155	142,077
1.75%, 07/27/26	115	106,864
1.75%, 01/14/27(e)	150	137,906
2.00%, 01/13/25	44	42,506
2.38%, 06/10/25	115	110,575
5.00%, 10/24/33	50	51,859
Series 37, 2.50%, 11/15/27	125	116,220
Series 40, 0.50%, 05/27/25	136	127,314
Macquarie Bank Ltd.
3.05%, 03/03/36 (Call 03/03/31),
(5-year CMT + 1.700%)(a)(b)	105	80,637
3.62%, 06/03/30(b)	75	62,839
4.88%, 06/10/25(b)	35	34,268
5.21%, 06/15/26(b)	185	183,993
Manufacturers & Traders Trust Co., 4.70%, 01/27/28
(Call 12/28/27)	250	234,917
Mitsubishi UFJ Financial Group Inc.
2.19%, 02/25/25	225	215,746
2.31%, 07/20/32 (Call 07/20/31),
(1-year CMT + 0.950%)(a)	210	167,711
2.49%, 10/13/32 (Call 10/13/31),
(1-year CMT + 0.970%)(a)	130	104,460
2.56%, 02/25/30	200	169,409
2.85%, 01/19/33 (Call 01/19/32),
(1-year CMT + 1.100%)(a)	200	164,265
3.29%, 07/25/27	10	9,344
3.74%, 03/07/29	125	116,448
3.75%, 07/18/39	210	171,477
3.78%, 03/02/25	20	19,545
4.05%, 09/11/28	25	23,721
4.29%, 07/26/38(c)	45	39,530
5.13%, 07/20/33 (Call 07/20/32),
(1-year CMT + 2.125%)(a)	210	204,128
5.42%, 02/22/29 (Call 02/22/28),
(1-year CMT + 1.380%)(a)	230	230,275
Mizuho Financial Group Inc.
2.26%, 07/09/32 (Call 07/09/31),
(1-year CMT + 0.900%)(a)	220	172,202
2.59%, 05/25/31 (Call 05/25/30),
(3-mo. SOFR + 1.332%)(a)	220	181,671
2.65%, 05/22/26 (Call 05/22/25),
(1-year CMT + 0.900%)(a)	455	433,443
4.02%, 03/05/28	280	265,631
5.67%, 05/27/29 (Call 05/27/28),
(1-year CMT + 1.500%)(a)	200	201,035
5.75%, 07/06/34 (Call 07/06/33),
(1-year CMT + 1.900%)(a)	70	69,734
Morgan Stanley
0.99%, 12/10/26 (Call 12/10/25),
(1-day SOFR + 0.720%)(a)	260	235,525
1.51%, 07/20/27 (Call 07/20/26),
(1-day SOFR + 0.858%)(a)	259	232,566
Security	Par (000)	Value

Banks (continued)
1.59%, 05/04/27 (Call 04/04/27),
(1-day SOFR + 0.879%)(a)	$279	$252,902
1.79%, 02/13/32 (Call 02/13/31),
(1-day SOFR + 1.034%)(a)	175	134,135
1.93%, 04/28/32 (Call 04/28/31),
(1-day SOFR + 1.020%)(a)	150	115,325
2.19%, 04/28/26 (Call 04/28/25),
(1-day SOFR + 1.990%)(a)	120	114,114
2.24%, 07/21/32 (Call 07/21/31),
(1-day SOFR + 1.178%)(a)	245	191,727
2.48%, 01/21/28 (Call 01/21/27),
(1-day SOFR + 1.000%)(a)	70	63,790
2.48%, 09/16/36 (Call 09/16/31),
(1-day SOFR + 1.360%)(a)	150	113,233
2.51%, 10/20/32 (Call 10/20/31),
(1-day SOFR + 1.200%)(a)	151	119,845
2.63%, 02/18/26 (Call 02/18/25),
(1-day SOFR + 0.940%)(a)	70	67,244
2.70%, 01/22/31 (Call 01/22/30),
(1-day SOFR + 1.143%)(a)	235	198,515
2.80%, 01/25/52 (Call 07/25/51),
(1-day SOFR + 1.430%)(a)	115	71,679
2.94%, 01/21/33 (Call 01/21/32),
(1-day SOFR + 1.290%)(a)	140	114,233
3.13%, 07/27/26	90	85,078
3.22%, 04/22/42 (Call 04/22/41),
(1-day SOFR + 1.485%)(a)	170	123,585
3.59%, 07/22/28 (Call 07/22/27)(a)	129	120,717
3.62%, 04/01/31 (Call 04/01/30),
(1-day SOFR + 3.120%)(a)	195	173,136
3.63%, 01/20/27	255	243,549
3.77%, 01/24/29 (Call 01/24/28),
(3-mo. SOFR + 1.402%)(a)	235	219,251
3.88%, 01/27/26	170	165,192
3.95%, 04/23/27	215	204,088
3.97%, 07/22/38 (Call 07/22/37)(a)	15	12,510
4.00%, 07/23/25	165	161,318
4.21%, 04/20/28 (Call 04/20/27),
(1-day SOFR + 1.610%)(a)	40	38,417
4.30%, 01/27/45	160	134,560
4.35%, 09/08/26	100	97,030
4.38%, 01/22/47	150	125,953
4.43%, 01/23/30 (Call 01/23/29),
(3-mo. SOFR + 1.890%)(a)	225	213,587
4.68%, 07/17/26 (Call 07/17/25),
(1-day SOFR + 1.669%)(a)	170	167,090
4.89%, 07/20/33 (Call 07/20/32),
(1-day SOFR + 2.076%)(a)	100	93,609
5.00%, 11/24/25	175	173,100
5.16%, 04/20/29 (Call 04/20/28),
(1-day SOFR + 1.590%)(a)	100	98,412
5.25%, 04/21/34 (Call 04/21/33),
(1-day SOFR + 1.870%)(a)	197	188,780
5.30%, 04/20/37 (Call 04/20/32),
(1-day SOFR + 2.620%)(a)	120	111,372
5.42%, 07/21/34 (Call 07/21/33),
(1-day SOFR + 1.880%)(a)	70	67,849
5.60%, 03/24/51 (Call 03/24/50),
(1-day SOFR + 4.840%)(a)	135	136,222
6.25%, 08/09/26	55	56,135

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
6.34%, 10/18/33 (Call 10/18/32),
(1-day SOFR + 2.560%)(a)	$200	$207,082
6.38%, 07/24/42	118	128,680
6.63%, 11/01/34 (Call 11/01/33),
(1-day SOFR + 2.050%)(a)	100	105,983
7.25%, 04/01/32	86	97,976
NBK SPC Ltd., 1.63%, 09/15/27 (Call 09/15/26),
(1-day SOFR + 1.050%)(a)(e)	200	178,608
Nordea Bank Abp
0.75%, 08/28/25(b)	240	221,679
1.50%, 09/30/26(b)	105	94,046
4.63%, 09/13/33 (Call 09/13/28),
(5-year USD Swap + 1.690%)(a)(b)	90	81,963
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)	85	70,265
3.15%, 05/03/29 (Call 02/03/29)	60	54,547
3.38%, 05/08/32 (Call 05/08/27),
(3-mo. LIBOR US + 1.131%)(a)	42	38,221
3.65%, 08/03/28 (Call 05/03/28)	95	89,700
3.95%, 10/30/25	65	63,497
4.00%, 05/10/27 (Call 04/10/27)	28	27,194
NRW Bank
0.63%, 05/19/25(e)	125	117,088
0.88%, 03/09/26(e)	30	27,479
Oesterreichische Kontrollbank AG
0.38%, 09/17/25	220	203,204
1.50%, 02/12/25	205	196,350
Oversea-Chinese Banking Corp. Ltd., 1.83%, 09/10/30 (Call 09/10/25),
(5-year CMT + 1.580%)(a)(b)	163	151,756
PNC Bank NA, 2.95%, 02/23/25 (Call 01/23/25)	250	241,741
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)	45	40,292
2.31%, 04/23/32 (Call 04/23/31),
(1-day SOFR + 0.979%)(a)	135	109,916
2.55%, 01/22/30 (Call 10/24/29)	265	224,054
2.60%, 07/23/26 (Call 05/24/26)	185	172,742
3.15%, 05/19/27 (Call 04/19/27)	65	60,620
3.45%, 04/23/29 (Call 01/23/29)	216	196,731
4.63%, 06/06/33 (Call 06/06/32),
(1-day SOFR + 1.850%)(a)	25	22,297
5.07%, 01/24/34 (Call 01/24/33),
(1-day SOFR + 1.933%)(a)	175	164,018
5.58%, 06/12/29 (Call 06/12/28),
(1-day SOFR + 1.841%)(a)	150	149,000
6.88%, 10/20/34 (Call 10/20/33),
(1-day SOFR + 2.284%)(a)	130	138,166
QNB Finance Ltd., 2.63%, 05/12/25(e)	200	190,446
Regions Financial Corp.
1.80%, 08/12/28 (Call 06/12/28)	55	45,384
2.25%, 05/18/25 (Call 04/18/25)	145	136,340
7.38%, 12/10/37	26	27,728
Shinhan Bank Co. Ltd., 3.88%, 03/24/26(e)	200	190,902
Shinhan Financial Group Co. Ltd., 3.34%, 02/05/30
(Call 02/05/25), (5-year CMT + 1.500%)(a)(e)	200	193,324
Skandinaviska Enskilda Banken AB, 0.85%, 09/02/25(b)	215	198,606
Standard Chartered PLC
2.68%, 06/29/32 (Call 06/29/31),
(1-year CMT + 1.200%)(a)(b)	200	156,106
Security	Par (000)	Value

Banks (continued)
3.27%, 02/18/36 (Call 11/18/30),
(5-year CMT + 2.300%)(a)(b)	$200	$154,885
3.97%, 03/30/26 (Call 03/30/25),
(1-year CMT + 1.650%)(a)(b)	200	193,678
4.64%, 04/01/31 (Call 04/01/30),
(1-year CMT + 3.850%)(a)(b)	200	183,137
6.30%, 01/09/29 (Call 01/09/28),
(1-year CMT + 2.450%)(a)(b)	250	251,135
6.30%, 07/06/34 (Call 07/06/33),
(1-year CMT + 2.580%)(a)(b)	200	198,694
State Street Corp.
2.20%, 03/03/31	120	95,783
2.35%, 11/01/25 (Call 11/01/24),
(1-day SOFR + 0.940%)(a)	95	92,011
2.40%, 01/24/30	95	81,860
2.62%, 02/07/33 (Call 02/07/32),
(1-day SOFR + 1.002%)(a)	25	20,239
2.65%, 05/19/26(c)	75	70,846
2.90%, 03/30/26 (Call 10/30/25),
(1-day SOFR + 2.600%)(a)	90	86,761
3.03%, 11/01/34 (Call 11/01/29),
(1-day SOFR + 1.490%)(a)	25	21,627
3.15%, 03/30/31 (Call 03/30/30),
(1-day SOFR + 2.650%)(a)	5	4,370
3.30%, 12/16/24	64	62,653
3.55%, 08/18/25	89	86,571
4.14%, 12/03/29 (Call 12/03/28),
(3-mo. SOFR + 1.292%)(a)	65	61,831
5.16%, 05/18/34 (Call 05/18/33),
(1-day SOFR + 1.890%)(a)	140	134,884
Sumitomo Mitsui Financial Group Inc.
1.47%, 07/08/25	245	229,591
1.71%, 01/12/31	115	88,940
1.90%, 09/17/28	225	192,154
2.13%, 07/08/30	90	73,162
2.14%, 09/23/30	97	77,513
2.63%, 07/14/26	75	69,945
2.93%, 09/17/41	170	116,283
3.01%, 10/19/26	145	135,769
3.20%, 09/17/29	120	105,952
3.35%, 10/18/27	103	95,736
3.36%, 07/12/27	140	130,816
3.45%, 01/11/27	55	51,917
3.54%, 01/17/28	40	37,225
3.78%, 03/09/26	125	120,532
3.94%, 07/19/28	20	18,826
4.31%, 10/16/28	45	42,812
5.71%, 01/13/30	200	201,411
5.77%, 01/13/33	200	203,320
5.88%, 07/13/26	250	252,288
Sumitomo Mitsui Trust Bank Ltd.
5.55%, 09/14/28(b)	200	202,014
5.65%, 03/09/26(b)	200	200,809
Svenska Handelsbanken AB, 1.42%, 06/11/27
(Call 06/11/26), (1-year CMT + 0.630%)(a)(b)	250	223,510
Truist Bank
3.30%, 05/15/26 (Call 04/15/26)	80	74,748
4.05%, 11/03/25 (Call 09/03/25)	10	9,723
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)	70	59,769
1.20%, 08/05/25 (Call 07/03/25)	110	102,031

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.27%, 03/02/27 (Call 03/02/26),
(1-day SOFR + 0.609%)(a)	$190	$170,969
1.89%, 06/07/29 (Call 06/07/28),
(1-day SOFR + 0.862%)(a)	95	79,521
1.95%, 06/05/30 (Call 03/05/30)	70	55,969
3.70%, 06/05/25 (Call 05/05/25)	190	184,526
3.88%, 03/19/29 (Call 02/19/29)	45	40,932
4.00%, 05/01/25 (Call 03/01/25)	50	48,783
4.12%, 06/06/28 (Call 06/06/27),
(1-day SOFR + 1.368%)(a)	125	117,364
4.92%, 07/28/33 (Call 07/28/32),
(1-day SOFR + 2.240%)(a)	60	53,106
5.87%, 06/08/34 (Call 06/08/33),
(1-day SOFR + 2.361%)(a)	220	214,596
7.16%, 10/30/29 (Call 10/30/28),
(1-day SOFR + 2.446%)(a)	160	167,253
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)	35	26,839
1.45%, 05/12/25 (Call 04/12/25)	15	14,140
2.22%, 01/27/28 (Call 01/27/27),
(1-day SOFR + 0.730%)(a)	75	67,902
2.49%, 11/03/36 (Call 11/03/31),
(5-year CMT + 0.950%)(a)	140	103,624
2.68%, 01/27/33 (Call 01/27/32),
(1-day SOFR + 1.020%)(a)	70	55,173
3.00%, 07/30/29 (Call 04/30/29)	70	60,647
3.10%, 04/27/26 (Call 03/27/26)	60	56,800
3.95%, 11/17/25 (Call 10/17/25)	10	9,739
4.65%, 02/01/29 (Call 02/01/28),
(1-day SOFR + 1.230%)(a)	150	143,960
4.84%, 02/01/34 (Call 02/01/33),
(1-day SOFR + 1.600%)(a)	195	178,449
4.97%, 07/22/33 (Call 07/22/32),
(1-day SOFR + 2.110%)(a)	45	40,294
5.78%, 06/12/29 (Call 06/12/28),
(1-day SOFR + 2.020%)(a)	75	74,972
5.84%, 06/12/34 (Call 06/10/33),
(1-day SOFR + 2.260%)(a)	50	49,246
Series V, 2.38%, 07/22/26 (Call 06/22/26)	240	222,225
Series X, 3.15%, 04/27/27 (Call 03/27/27)	170	158,932
United Overseas Bank Ltd., 1.25%, 04/14/26(b)	30	27,442
Valley National Bancorp., 3.00%, 06/15/31
(Call 06/15/26), (3-mo. SOFR + 2.360%)(a)	15	12,756
Webster Financial Corp., 4.10%, 03/25/29
(Call 12/25/28)	70	61,420
Western Alliance Bancorp., 3.00%, 06/15/31
(Call 06/15/26), (3-mo. SOFR + 2.250%)(a)	35	28,421
Woori Bank, 0.75%, 02/01/26(e)	200	181,132
		37,943,461
Beverages — 0.1%
Coca-Cola Femsa SAB de CV, 1.85%, 09/01/32
(Call 06/01/32)	150	114,240
Coca-Cola Icecek AS, 4.50%, 01/20/29
(Call 10/20/28)(e)	200	179,061
Keurig Dr Pepper Inc.
2.25%, 03/15/31 (Call 12/15/30)	20	16,338
2.55%, 09/15/26 (Call 06/15/26)	65	60,553
3.20%, 05/01/30 (Call 02/01/30)	80	70,981
3.35%, 03/15/51 (Call 09/15/50)	45	30,492
3.43%, 06/15/27 (Call 03/15/27)	40	37,775
3.80%, 05/01/50 (Call 11/01/49)	40	29,711
Security	Par (000)	Value

Beverages (continued)
3.95%, 04/15/29 (Call 02/15/29)	$55	$52,017
4.05%, 04/15/32 (Call 01/15/32)	40	36,636
4.42%, 12/15/46 (Call 06/15/46)	25	20,335
4.50%, 11/15/45 (Call 05/15/45)	35	29,410
4.50%, 04/15/52 (Call 10/15/51)	70	58,507
Primo Water Holdings Inc., 4.38%, 04/30/29
(Call 04/30/24)(b)	35	31,138
		767,194
Biotechnology — 0.6%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)	55	47,443
2.00%, 01/15/32 (Call 10/15/31)	130	102,219
2.20%, 02/21/27 (Call 12/21/26)	158	145,041
2.30%, 02/25/31 (Call 11/25/30)	71	58,823
2.45%, 02/21/30 (Call 11/21/29)	110	94,522
2.60%, 08/19/26 (Call 05/19/26)	102	95,590
2.77%, 09/01/53 (Call 03/01/53)	65	38,691
2.80%, 08/15/41 (Call 02/15/41)	60	41,280
3.00%, 02/22/29 (Call 12/22/28)	40	36,442
3.00%, 01/15/52 (Call 07/15/51)(c)	20	12,944
3.13%, 05/01/25 (Call 02/01/25)	72	69,737
3.15%, 02/21/40 (Call 08/21/39)	117	86,339
3.20%, 11/02/27 (Call 08/02/27)	70	65,557
3.35%, 02/22/32 (Call 11/22/31)	20	17,557
3.38%, 02/21/50 (Call 08/21/49)	120	83,127
4.05%, 08/18/29 (Call 06/18/29)	100	95,167
4.20%, 02/22/52 (Call 08/22/51)	65	51,278
4.40%, 05/01/45 (Call 11/01/44)	120	99,583
4.40%, 02/22/62 (Call 08/22/61)	60	47,194
4.56%, 06/15/48 (Call 12/15/47)	85	72,120
4.66%, 06/15/51 (Call 12/15/50)	190	162,338
4.88%, 03/01/53 (Call 09/01/52)	25	21,989
5.15%, 03/02/28 (Call 02/02/28)	200	200,546
5.15%, 11/15/41 (Call 05/15/41)	47	43,477
5.25%, 03/02/33 (Call 12/02/32)	300	297,027
5.60%, 03/02/43 (Call 09/02/42)	125	122,339
5.65%, 03/02/53 (Call 09/02/52)	225	221,796
5.75%, 03/02/63 (Call 09/02/62)	145	142,064
6.38%, 06/01/37	35	37,177
6.40%, 02/01/39	35	37,226
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	129	106,146
3.15%, 05/01/50 (Call 11/01/49)	85	54,848
3.25%, 02/15/51 (Call 08/15/50)	50	32,706
4.05%, 09/15/25 (Call 06/15/25)	50	48,746
5.20%, 09/15/45 (Call 03/15/45)	50	45,838
CSL Finance PLC
4.05%, 04/27/29 (Call 02/27/29)(b)	25	23,805
4.25%, 04/27/32 (Call 01/27/32)(b)	20	18,700
4.63%, 04/27/42 (Call 10/27/41)(b)	10	8,865
4.75%, 04/27/52 (Call 10/27/51)(b)	90	79,270
Illumina Inc.
2.55%, 03/23/31 (Call 12/23/30)	80	63,437
5.75%, 12/13/27 (Call 11/13/27)	15	15,037
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (Call 06/15/30)	80	63,605
2.80%, 09/15/50 (Call 03/15/50)	51	30,953
Royalty Pharma PLC
1.75%, 09/02/27 (Call 07/02/27)	60	52,536
2.20%, 09/02/30 (Call 06/02/30)	15	12,113
3.35%, 09/02/51 (Call 03/02/51)	100	62,599

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
3.55%, 09/02/50 (Call 03/02/50)	$20	$13,106
		3,378,943
Building Materials — 0.4%
Boise Cascade Co., 4.88%, 07/01/30
(Call 07/01/25)(b)	25	22,816
Builders FirstSource Inc.
4.25%, 02/01/32 (Call 08/01/26)(b)	65	55,745
5.00%, 03/01/30 (Call 03/01/25)(b)	30	27,940
6.38%, 06/15/32 (Call 06/15/27)(b)	40	39,394
Camelot Return Merger Sub Inc., 8.75%, 08/01/28
(Call 07/22/24)(b)	30	29,586
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)	85	81,625
2.49%, 02/15/27 (Call 12/15/26)	34	31,186
2.70%, 02/15/31 (Call 11/15/30)	55	46,078
2.72%, 02/15/30 (Call 11/15/29)	159	136,848
3.38%, 04/05/40 (Call 10/05/39)	97	72,634
3.58%, 04/05/50 (Call 10/05/49)	115	81,962
Cornerstone Building Brands Inc., 6.13%, 01/15/29
(Call 09/15/24)(b)	20	15,704
CRH America Finance Inc.
3.95%, 04/04/28 (Call 01/04/28)(b)	55	52,206
4.40%, 05/09/47 (Call 11/09/46)(b)	10	8,218
4.50%, 04/04/48 (Call 10/04/47)(b)	11	9,464
CRH America Inc., 5.13%, 05/18/45 (Call 11/18/44)(b)	45	41,850
Fortune Brands Home & Security Inc.
3.25%, 09/15/29 (Call 06/15/29)	72	64,091
4.00%, 06/15/25 (Call 03/15/25)	50	48,741
Fortune Brands Innovations Inc., 5.88%, 06/01/33
(Call 03/01/33)	40	39,898
Griffon Corp., 5.75%, 03/01/28 (Call 03/01/24)	55	51,979
James Hardie International Finance DAC, 5.00%, 01/15/28 (Call 01/15/24)(b)	25	23,592
Jeld-Wen Inc.
4.63%, 12/15/25 (Call 12/15/23)(b)	12	11,518
4.88%, 12/15/27 (Call 12/15/23)(b)(c)	25	23,064
Knife River Holding Co., 7.75%, 05/01/31
(Call 04/14/26)(b)	30	30,851
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	95	88,617
1.70%, 08/01/27 (Call 06/01/27)	67	59,110
Louisiana-Pacific Corp., 3.63%, 03/15/29
(Call 03/15/24)(b)	25	21,865
Martin Marietta Materials Inc.
2.40%, 07/15/31 (Call 04/15/31)	42	34,132
3.20%, 07/15/51 (Call 01/15/51)	55	36,937
3.45%, 06/01/27 (Call 03/01/27)	25	23,489
3.50%, 12/15/27 (Call 09/15/27)	60	56,122
4.25%, 12/15/47 (Call 06/15/47)	40	32,447
Series CB, 2.50%, 03/15/30 (Call 12/15/29)	52	43,796
Masco Corp.
2.00%, 10/01/30 (Call 07/01/30)	70	55,288
2.00%, 02/15/31 (Call 11/15/30)	20	15,748
3.13%, 02/15/51 (Call 08/15/50)	5	3,146
3.50%, 11/15/27 (Call 08/15/27)	35	32,517
4.50%, 05/15/47 (Call 11/15/46)	40	31,570
Masonite International Corp.
3.50%, 02/15/30 (Call 08/15/29)(b)	25	21,127
5.38%, 02/01/28 (Call 02/01/24)(b)	30	28,515
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	74	70,152
Security	Par (000)	Value

Building Materials (continued)
3.88%, 06/01/30 (Call 03/01/30)	$50	$45,300
3.95%, 08/15/29 (Call 05/15/29)	5	4,630
4.20%, 12/01/24 (Call 09/01/24)	39	38,342
4.30%, 07/15/47 (Call 01/15/47)	40	31,762
4.40%, 01/30/48 (Call 07/30/47)	20	15,962
7.00%, 12/01/36	20	22,030
PGT Innovations Inc., 4.38%, 10/01/29
(Call 08/01/24)(b)	10	9,467
St Marys Cement Inc. Canada, 5.75%, 01/28/27
(Call 10/28/26)(b)	15	14,883
Summit Materials LLC/Summit Materials Finance Corp.
5.25%, 01/15/29 (Call 07/15/24)(b)	46	43,071
6.50%, 03/15/27 (Call 03/15/24)(b)	15	14,892
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (Call 05/21/28)	32	30,400
4.30%, 02/21/48 (Call 08/21/47)	17	13,883
5.75%, 06/15/43	20	20,079
Trane Technologies Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)	40	38,548
3.80%, 03/21/29 (Call 12/21/28)	63	59,404
4.50%, 03/21/49 (Call 09/21/48)	24	20,385
4.65%, 11/01/44 (Call 05/01/44)	25	21,575
Vulcan Materials Co.
3.50%, 06/01/30 (Call 03/01/30)	85	76,036
4.50%, 04/01/25 (Call 01/01/25)	50	49,338
4.50%, 06/15/47 (Call 12/15/46)	27	22,711
4.70%, 03/01/48 (Call 09/01/47)	40	34,525
		2,328,791
Chemicals — 0.7%
Air Liquide Finance SA, 3.50%, 09/27/46
(Call 03/27/46)(b)	15	11,111
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)	40	37,487
1.85%, 05/15/27 (Call 03/15/27)	43	39,036
2.05%, 05/15/30 (Call 02/15/30)	44	37,117
2.70%, 05/15/40 (Call 11/15/39)	40	28,394
2.80%, 05/15/50 (Call 11/15/49)	50	32,765
Albemarle Corp.
5.45%, 12/01/44 (Call 06/01/44)	35	30,673
5.65%, 06/01/52 (Call 12/01/51)	10	8,490
Avient Corp.
5.75%, 05/15/25 (Call 05/15/24)(b)	35	34,898
7.13%, 08/01/30 (Call 08/01/25)(b)	45	45,348
Axalta Coating Systems LLC, 3.38%, 02/15/29
(Call 02/15/24)(b)	40	34,835
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27
(Call 06/15/24)(b)	30	28,495
Celanese U.S. Holdings LLC
1.40%, 08/05/26 (Call 07/05/26)	40	35,628
6.17%, 07/15/27 (Call 06/15/27)	125	126,228
6.38%, 07/15/32 (Call 04/15/32)	90	91,698
6.70%, 11/15/33 (Call 08/15/33)	65	67,412
CF Industries Inc.
4.95%, 06/01/43	35	29,671
5.15%, 03/15/34	60	56,829
5.38%, 03/15/44	45	40,384
Element Solutions Inc., 3.88%, 09/01/28
(Call 09/01/24)(b)	45	39,984

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
FMC Corp.
3.45%, 10/01/29 (Call 07/01/29)	$10	$8,642
4.50%, 10/01/49 (Call 04/01/49)	35	25,374
6.38%, 05/18/53 (Call 11/18/52)	20	18,966
HB Fuller Co.
4.00%, 02/15/27 (Call 11/15/26)	20	19,054
4.25%, 10/15/28 (Call 10/15/24)	15	13,475
Ingevity Corp., 3.88%, 11/01/28 (Call 05/01/24)(b)(c)	30	25,593
International Flavors & Fragrances Inc.
1.23%, 10/01/25 (Call 09/01/25)(b)	100	91,416
1.83%, 10/15/27 (Call 08/15/27)(b)	95	81,605
2.30%, 11/01/30 (Call 08/01/30)(b)	50	39,728
3.27%, 11/15/40 (Call 05/15/40)(b)	20	13,474
3.47%, 12/01/50 (Call 06/01/50)(b)	50	31,567
4.38%, 06/01/47 (Call 12/01/46)	35	25,204
4.45%, 09/26/28 (Call 06/26/28)	15	14,303
5.00%, 09/26/48 (Call 03/26/48)	55	43,990
Linde Inc./CT
1.10%, 08/10/30 (Call 05/10/30)	34	27,372
2.00%, 08/10/50 (Call 02/10/50)	40	21,650
2.65%, 02/05/25 (Call 11/05/24)	35	33,939
3.20%, 01/30/26 (Call 10/30/25)	95	91,571
3.55%, 11/07/42 (Call 05/07/42)	25	19,440
Methanex Corp.
4.25%, 12/01/24 (Call 09/01/24)	20	19,792
5.13%, 10/15/27 (Call 04/15/27)	40	37,721
5.25%, 12/15/29 (Call 09/15/29)	40	36,814
5.65%, 12/01/44 (Call 06/01/44)	15	12,189
Mosaic Co. (The), 5.63%, 11/15/43 (Call 05/15/43)	15	13,663
Nutrien Ltd.
2.95%, 05/13/30 (Call 02/13/30)	79	68,451
3.00%, 04/01/25 (Call 01/01/25)	20	19,295
3.95%, 05/13/50 (Call 11/13/49)	50	37,129
4.00%, 12/15/26 (Call 09/15/26)	25	24,024
4.13%, 03/15/35 (Call 09/15/34)	25	21,603
4.20%, 04/01/29 (Call 01/01/29)	80	76,111
4.90%, 06/01/43 (Call 12/01/42)	30	25,994
5.00%, 04/01/49 (Call 10/01/48)	46	39,583
5.25%, 01/15/45 (Call 07/15/44)	35	31,452
5.63%, 12/01/40	10	9,483
5.80%, 03/27/53 (Call 09/27/52)	30	29,521
5.88%, 12/01/36	35	34,767
OCI NV, 4.63%, 10/15/25 (Call 10/15/24)(b)	90	87,247
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)	40	36,480
2.55%, 06/15/30 (Call 03/15/30)	75	63,176
3.75%, 03/15/28 (Call 12/15/27)	129	122,252
Rayonier AM Products Inc., 7.63%, 01/15/26
(Call 01/15/24)(b)	30	25,185
SABIC Capital II BV, 4.50%, 10/10/28(e)	200	193,575
Sherwin-Williams Co. (The)
2.20%, 03/15/32 (Call 12/15/31)	25	19,845
2.30%, 05/15/30 (Call 02/15/30)	75	62,970
2.90%, 03/15/52 (Call 09/15/51)	25	15,485
2.95%, 08/15/29 (Call 05/15/29)	105	93,900
3.30%, 05/15/50 (Call 11/15/49)	35	23,298
3.45%, 08/01/25 (Call 05/01/25)	25	24,161
3.45%, 06/01/27 (Call 03/01/27)	129	122,233
3.80%, 08/15/49 (Call 02/15/49)	40	29,524
3.95%, 01/15/26 (Call 10/15/25)	15	14,579
4.50%, 06/01/47 (Call 12/01/46)	60	50,728
Security	Par (000)	Value

Chemicals (continued)
4.55%, 08/01/45 (Call 02/01/45)	$16	$13,238
Sociedad Quimica y Minera de Chile SA, 4.25%, 05/07/29 (Call 02/07/29)(e)	200	185,310
Trinseo Materials Operating SCA/Trinseo Materials
Finance Inc., 5.13%, 04/01/29 (Call 04/01/24)(b)	25	9,878
Tronox Inc., 4.63%, 03/15/29 (Call 03/15/24)(b)	55	46,724
Valvoline Inc., 3.63%, 06/15/31 (Call 06/15/26)(b)	25	20,512
Westlake Corp., 4.38%, 11/15/47 (Call 05/15/47)	90	68,928
Yara International ASA
3.15%, 06/04/30 (Call 03/04/30)(b)	80	66,893
3.80%, 06/06/26 (Call 03/06/26)(b)	25	23,856
4.75%, 06/01/28 (Call 03/01/28)(b)	77	73,432
7.38%, 11/14/32 (Call 08/14/32)(e)	100	107,502
		3,641,349
Commercial Services — 1.0%
ADT Security Corp. (The)
4.13%, 08/01/29 (Call 08/01/28)(b)	50	44,436
4.88%, 07/15/32(b)	40	35,047
AMN Healthcare Inc.
4.00%, 04/15/29 (Call 04/15/24)(b)	20	17,935
4.63%, 10/01/27 (Call 10/01/24)(b)	35	32,608
APi Escrow Corp., 4.75%, 10/15/29 (Call 10/15/24)(b)	20	17,965
APi Group DE Inc., 4.13%, 07/15/29
(Call 07/15/24)(b)(c)	21	18,356
APX Group Inc.
5.75%, 07/15/29 (Call 07/15/24)(b)	45	40,217
6.75%, 02/15/27 (Call 02/15/24)(b)	35	34,617
Ashtead Capital Inc.
1.50%, 08/12/26 (Call 07/12/26)(b)	15	13,393
2.45%, 08/12/31 (Call 05/12/31)(b)	30	23,404
4.00%, 05/01/28 (Call 05/01/24)(b)	30	27,600
5.95%, 10/15/33 (Call 07/15/33)(b)	200	194,090
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	126	101,330
1.70%, 05/15/28 (Call 03/15/28)	72	63,659
3.38%, 09/15/25 (Call 06/15/25)	60	58,325
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28 (Call 04/01/24)(b)(c)	30	27,231
5.38%, 03/01/29 (Call 03/01/24)(b)(c)	35	31,508
5.75%, 07/15/27 (Call 07/15/24)(b)	50	47,094
8.00%, 02/15/31 (Call 11/15/26)(b)	25	24,445
Block Financial LLC
2.50%, 07/15/28 (Call 05/15/28)	25	21,864
3.88%, 08/15/30 (Call 05/15/30)	30	26,781
5.25%, 10/01/25 (Call 07/01/25)	25	24,691
Carriage Services Inc., 4.25%, 05/15/29
(Call 05/15/24)(b)	30	25,541
Cintas Corp. No. 2
3.70%, 04/01/27 (Call 01/01/27)	135	130,417
4.00%, 05/01/32 (Call 02/01/32)	5	4,639
Deluxe Corp., 8.00%, 06/01/29 (Call 06/01/24)(b)	15	12,833
Element Fleet Management Corp., 3.85%, 06/15/25
(Call 05/15/25)(b)	52	50,128
ERAC USA Finance LLC
3.30%, 12/01/26 (Call 09/01/26)(b)	135	127,173
3.80%, 11/01/25 (Call 08/01/25)(b)	82	79,345
4.20%, 11/01/46 (Call 05/01/46)(b)	47	37,599
4.50%, 02/15/45 (Call 08/15/44)(b)	60	50,639
5.40%, 05/01/53 (Call 11/01/52)(b)	60	57,663
6.70%, 06/01/34(b)	25	26,936
7.00%, 10/15/37(b)	30	33,317

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Gartner Inc.
3.63%, 06/15/29 (Call 06/15/24)(b)	$30	$26,836
3.75%, 10/01/30 (Call 10/01/25)(b)	40	34,938
4.50%, 07/01/28 (Call 07/01/24)(b)	45	42,206
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	60	54,345
2.15%, 01/15/27 (Call 12/15/26)	85	76,756
2.65%, 02/15/25 (Call 01/15/24)	55	52,914
2.90%, 05/15/30 (Call 02/15/30)	60	51,152
2.90%, 11/15/31 (Call 08/15/31)	55	45,173
3.20%, 08/15/29 (Call 05/15/29)	110	96,996
4.80%, 04/01/26 (Call 01/01/26)	45	44,134
5.95%, 08/15/52 (Call 02/15/52)	75	71,526
GXO Logistics Inc.
1.65%, 07/15/26 (Call 06/15/26)	55	49,204
2.65%, 07/15/31 (Call 04/15/31)	45	35,258
Herc Holdings Inc., 5.50%, 07/15/27 (Call 07/15/24)(b)	71	68,959
Hertz Corp. (The)
4.63%, 12/01/26 (Call 12/01/23)(b)	25	22,019
5.00%, 12/01/29 (Call 12/01/24)(b)	45	34,568
Korn Ferry, 4.63%, 12/15/27 (Call 12/15/23)(b)	30	28,320
Matthews International Corp., 5.25%, 12/01/25
(Call 12/01/23)(b)	21	20,315
Mobius Merger Sub Inc., 9.00%, 06/01/30
(Call 06/01/26)(b)	30	28,490
Moody's Corp.
2.00%, 08/19/31 (Call 05/19/31)	40	32,020
3.10%, 11/29/61 (Call 05/29/61)	25	15,331
3.25%, 01/15/28 (Call 10/15/27)	12	11,248
3.25%, 05/20/50 (Call 11/20/49)	25	16,816
3.75%, 03/24/25 (Call 02/24/25)	40	39,135
3.75%, 02/25/52 (Call 08/25/51)	25	18,752
4.25%, 02/01/29 (Call 11/01/28)	52	50,239
4.88%, 12/17/48 (Call 06/17/48)	24	21,304
5.25%, 07/15/44	40	37,888
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)	79	74,833
2.30%, 06/01/30 (Call 03/01/30)	70	59,233
2.65%, 10/01/26 (Call 08/01/26)	80	75,053
2.85%, 10/01/29 (Call 07/01/29)	124	110,122
3.25%, 06/01/50 (Call 12/01/49)	67	47,062
4.40%, 06/01/32 (Call 03/01/32)(c)	60	57,267
5.05%, 06/01/52 (Call 12/01/51)	40	38,335
5.25%, 06/01/62 (Call 12/01/61)	35	32,654
Picasso Finance Sub Inc., 6.13%, 06/15/25
(Call 06/15/24)(b)	33	32,754
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(b)	60	54,277
5.75%, 04/15/26(b)	75	74,206
6.25%, 01/15/28 (Call 01/15/24)(b)	70	67,218
Quanta Services Inc.
2.35%, 01/15/32 (Call 10/15/31)	85	66,634
2.90%, 10/01/30 (Call 07/01/30)	51	42,960
3.05%, 10/01/41 (Call 04/01/41)	40	27,244
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	80	70,611
4.00%, 03/18/29 (Call 12/18/28)	55	52,499
RR Donnelley & Sons Co., 8.50%, 04/15/29(b)	26	18,623
S&P Global Inc.
1.25%, 08/15/30 (Call 05/15/30)	44	34,746
Security	Par (000)	Value

Commercial Services (continued)
2.30%, 08/15/60 (Call 02/15/60)	$50	$26,881
2.45%, 03/01/27 (Call 02/01/27)	75	69,507
2.50%, 12/01/29 (Call 09/01/29)	20	17,515
2.70%, 03/01/29 (Call 01/01/29)	105	94,735
2.90%, 03/01/32 (Call 12/01/31)	65	55,368
2.95%, 01/22/27 (Call 10/22/26)	22	20,741
3.25%, 12/01/49 (Call 06/01/49)	50	35,105
3.70%, 03/01/52 (Call 09/01/51)	50	38,251
3.90%, 03/01/62 (Call 09/01/61)	25	19,193
4.25%, 05/01/29 (Call 02/01/29)	95	92,523
4.75%, 08/01/28 (Call 05/01/28)	70	69,914
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)	45	37,956
4.00%, 05/15/31 (Call 05/15/26)	45	38,556
4.63%, 12/15/27 (Call 12/15/23)	30	28,526
5.13%, 06/01/29 (Call 06/01/24)	40	38,359
7.50%, 04/01/27	15	15,312
Sodexo Inc.
1.63%, 04/16/26 (Call 03/16/26)(b)	140	128,010
2.72%, 04/16/31 (Call 01/16/31)(b)	10	8,216
Sotheby's, 7.38%, 10/15/27 (Call 10/15/24)(b)	40	37,047
Sotheby's/Bidfair Holdings Inc., 5.88%, 06/01/29
(Call 06/01/24)(b)	20	16,328
Transurban Finance Co. Pty. Ltd.
2.45%, 03/16/31 (Call 12/16/30)(b)	47	37,719
3.38%, 03/22/27 (Call 12/22/26)(b)	50	46,730
4.13%, 02/02/26 (Call 11/02/25)(b)	37	35,842
TriNet Group Inc.
3.50%, 03/01/29 (Call 03/01/24)(b)	30	26,103
7.13%, 08/15/31 (Call 08/15/26)(b)	25	25,257
Triton Container International Ltd.
2.05%, 04/15/26 (Call 03/15/26)(b)	57	51,500
3.15%, 06/15/31 (Call 03/15/31)(b)	45	34,461
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32 (Call 12/15/31)	25	19,038
United Rentals North America Inc.
3.75%, 01/15/32 (Call 07/15/26)	45	38,201
3.88%, 11/15/27 (Call 05/15/24)	41	38,503
3.88%, 02/15/31 (Call 08/15/25)	55	47,868
4.00%, 07/15/30 (Call 07/15/25)	40	35,724
4.88%, 01/15/28 (Call 01/15/24)	85	81,720
5.25%, 01/15/30 (Call 01/15/25)	45	42,989
5.50%, 05/15/27 (Call 05/15/24)	34	33,501
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49)	35	24,777
4.00%, 06/15/25 (Call 03/15/25)	80	77,983
4.13%, 03/15/29 (Call 12/15/28)	50	47,217
5.50%, 06/15/45 (Call 12/15/44)	17	15,668
Williams Scotsman Inc., 7.38%, 10/01/31
(Call 10/01/26)(b)	25	25,587
Williams Scotsman International Inc., 4.63%, 08/15/28
(Call 08/15/24)(b)	30	27,569
WW International Inc., 4.50%, 04/15/29
(Call 04/15/24)(b)	30	17,188
		5,445,187
Computers — 0.3%
ASGN Inc., 4.63%, 05/15/28 (Call 05/15/24)(b)	35	32,560
Booz Allen Hamilton Inc.
3.88%, 09/01/28 (Call 09/01/24)(b)	40	36,822
4.00%, 07/01/29 (Call 07/01/24)(b)	35	31,850

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
CGI Inc.
1.45%, 09/14/26 (Call 08/14/26)	$65	$58,187
2.30%, 09/14/31 (Call 06/14/31)	50	39,222
Crowdstrike Holdings Inc., 3.00%, 02/15/29
(Call 02/15/24)	40	35,115
DXC Technology Co.
1.80%, 09/15/26 (Call 08/15/26)	40	35,755
2.38%, 09/15/28 (Call 07/15/28)	55	46,533
Fortinet Inc.
1.00%, 03/15/26 (Call 02/15/26)	42	37,964
2.20%, 03/15/31 (Call 12/15/30)	42	33,390
Hewlett Packard Enterprise Co.
1.75%, 04/01/26 (Call 03/01/26)	110	101,238
4.90%, 10/15/25 (Call 07/15/25)	94	93,067
6.20%, 10/15/35 (Call 04/15/35)	50	52,611
6.35%, 10/15/45 (Call 04/15/45)	60	61,140
NCR Corp.
5.00%, 10/01/28 (Call 04/01/24)(b)	35	31,945
5.13%, 04/15/29 (Call 04/15/24)(b)	65	59,529
5.25%, 10/01/30 (Call 10/01/25)(b)	27	23,798
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	61	57,471
2.70%, 06/22/30 (Call 03/22/30)	77	65,076
Seagate HDD Cayman
4.09%, 06/01/29 (Call 03/01/29)	30	26,956
4.13%, 01/15/31 (Call 10/15/30)	15	12,842
4.75%, 01/01/25	30	29,594
4.88%, 06/01/27 (Call 03/01/27)	30	29,087
5.75%, 12/01/34 (Call 06/01/34)	25	22,945
8.25%, 12/15/29 (Call 05/30/26)(b)	30	31,950
8.50%, 07/15/31 (Call 07/15/26)(b)(c)	30	32,044
9.63%, 12/01/32 (Call 12/01/27)(b)	46	51,850
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	57	47,119
Unisys Corp., 6.88%, 11/01/27 (Call 11/01/24)(b)	25	20,987
Virtusa Corp., 7.13%, 12/15/28 (Call 12/15/23)(b)	21	16,642
Western Digital Corp.
2.85%, 02/01/29 (Call 12/01/28)	45	36,713
3.10%, 02/01/32 (Call 11/01/31)	45	33,536
4.75%, 02/15/26 (Call 11/15/25)	105	101,321
		1,426,859
Cosmetics & Personal Care — 0.1%
Edgewell Personal Care Co.
4.13%, 04/01/29 (Call 04/01/24)(b)	30	26,500
5.50%, 06/01/28 (Call 06/01/24)(b)	40	38,255
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31 (Call 12/15/30)	15	12,056
2.38%, 12/01/29 (Call 09/01/29)	64	55,200
2.60%, 04/15/30 (Call 01/15/30)	75	64,521
3.13%, 12/01/49 (Call 06/01/49)	25	16,813
3.15%, 03/15/27 (Call 12/15/26)	68	64,361
4.15%, 03/15/47 (Call 09/15/46)	35	28,109
4.38%, 06/15/45 (Call 12/15/44)	35	29,261
6.00%, 05/15/37	15	15,613
Kenvue Inc.
5.05%, 03/22/28 (Call 02/22/28)	200	201,333
5.05%, 03/22/53 (Call 09/22/52)	200	191,221
		743,243
Distribution & Wholesale — 0.1%
Ferguson Finance PLC
3.25%, 06/02/30 (Call 03/02/30)(b)	30	25,988
Security	Par (000)	Value

Distribution & Wholesale (continued)
4.50%, 10/24/28 (Call 07/24/28)(b)	$45	$43,240
H&E Equipment Services Inc., 3.88%, 12/15/28
(Call 12/15/23)(b)	70	62,030
LKQ Corp.
5.75%, 06/15/28 (Call 05/15/28)	45	44,686
6.25%, 06/15/33 (Call 03/15/33)	40	39,991
OPENLANE Inc., 5.13%, 06/01/25 (Call 06/01/24)(b)	12	11,667
Resideo Funding Inc., 4.00%, 09/01/29
(Call 09/01/24)(b)	15	12,617
Ritchie Bros Holdings Inc.
6.75%, 03/15/28 (Call 03/15/25)(b)	30	30,533
7.75%, 03/15/31 (Call 03/15/26)(b)	45	46,704
WW Grainger Inc.
1.85%, 02/15/25 (Call 01/15/25)	50	47,993
3.75%, 05/15/46 (Call 11/15/45)	50	38,866
4.20%, 05/15/47 (Call 11/15/46)	35	29,557
4.60%, 06/15/45 (Call 12/15/44)	37	33,238
		467,110
Diversified Financial Services — 2.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/28 (Call 08/29/28)	170	149,942
3.30%, 01/30/32 (Call 10/30/31)	325	269,557
3.65%, 07/21/27 (Call 04/21/27)	130	120,995
3.85%, 10/29/41 (Call 04/29/41)	150	112,019
3.88%, 01/23/28 (Call 10/23/27)	150	139,110
4.45%, 10/01/25 (Call 08/01/25)	185	179,791
Affiliated Managers Group Inc.
3.30%, 06/15/30 (Call 03/15/30)	55	47,231
3.50%, 08/01/25	35	33,505
Air Lease Corp.
1.88%, 08/15/26 (Call 07/15/26)	105	94,985
2.10%, 09/01/28 (Call 07/01/28)	40	34,016
2.88%, 01/15/26 (Call 12/15/25)	135	127,017
2.88%, 01/15/32 (Call 10/15/31)	50	40,570
3.00%, 02/01/30 (Call 11/01/29)	70	59,661
3.13%, 12/01/30 (Call 09/01/30)	40	33,640
3.25%, 03/01/25 (Call 01/01/25)	55	53,091
3.25%, 10/01/29 (Call 07/01/29)	50	43,893
3.38%, 07/01/25 (Call 06/01/25)	80	76,790
3.75%, 06/01/26 (Call 04/01/26)	35	33,323
4.63%, 10/01/28 (Call 07/01/28)	50	47,602
Aircastle Ltd., 6.50%, 07/18/28 (Call 06/18/28)(b)	10	9,976
Ally Financial Inc.
2.20%, 11/02/28 (Call 09/02/28)	50	40,945
4.75%, 06/09/27 (Call 05/09/27)	40	37,843
5.75%, 11/20/25 (Call 10/20/25)	55	54,000
6.70%, 02/14/33 (Call 11/16/32)	25	23,266
8.00%, 11/01/31	220	232,226
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)	90	81,581
2.25%, 03/04/25 (Call 02/01/25)	25	24,015
2.55%, 03/04/27 (Call 02/01/27)	115	105,832
3.13%, 05/20/26 (Call 04/20/26)	115	109,781
3.30%, 05/03/27 (Call 04/02/27)	144	135,262
3.63%, 12/05/24 (Call 11/04/24)	49	48,021
4.05%, 05/03/29 (Call 03/03/29)	130	124,720
4.05%, 12/03/42	90	76,052
4.20%, 11/06/25 (Call 10/06/25)	135	132,345
4.42%, 08/03/33 (Call 08/03/32),
(1-day SOFR + 1.760%)(a)	130	121,015

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
4.99%, 05/26/33 (Call 05/26/32),
(1-day SOFR + 2.255%)(a)	$60	$57,782
5.04%, 05/01/34 (Call 05/01/33),
(1-day SOFR + 1.835%)(a)	10	9,641
5.28%, 07/27/29 (Call 07/27/28),
(1-day SOFR + 1.280%)(a)	170	169,234
American Express Credit Corp., 3.30%, 05/03/27
(Call 04/03/27)	30	28,079
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	85	80,250
3.00%, 04/02/25 (Call 03/02/25)	82	79,420
4.50%, 05/13/32 (Call 02/13/32)	25	23,811
Aviation Capital Group LLC
1.95%, 01/30/26 (Call 12/30/25)(b)	55	50,101
1.95%, 09/20/26 (Call 08/20/26)(b)	50	44,344
3.50%, 11/01/27 (Call 07/01/27)(b)	70	62,843
4.13%, 08/01/25 (Call 06/01/25)(b)	80	76,874
4.88%, 10/01/25 (Call 07/01/25)(b)	51	49,467
Avolon Holdings Funding Ltd.
2.13%, 02/21/26 (Call 01/21/26)(b)	100	91,078
2.53%, 11/18/27 (Call 10/18/27)(b)	15	12,983
4.25%, 04/15/26 (Call 03/15/26)(b)	70	66,607
6.38%, 05/04/28 (Call 04/04/28)(b)	195	194,502
BOC Aviation Ltd., 1.75%, 01/21/26 (Call 12/21/25)(e)	200	184,938
Capital One Financial Corp.
1.88%, 11/02/27 (Call 11/02/26),
(1-day SOFR + 0.855%)(a)	45	39,469
2.36%, 07/29/32 (Call 07/29/31),
(1-day SOFR + 1.337%)(a)	105	74,788
2.64%, 03/03/26 (Call 03/03/25),
(1-day SOFR + 1.290%)(a)	120	113,525
3.20%, 02/05/25 (Call 01/05/25)	15	14,496
3.27%, 03/01/30 (Call 03/01/29),
(1-day SOFR + 1.790%)(a)	115	98,862
3.75%, 07/28/26 (Call 06/28/26)	10	9,395
3.80%, 01/31/28 (Call 12/31/27)	55	50,649
4.93%, 05/10/28 (Call 05/10/27),
(1-day SOFR + 2.057%)(a)	100	95,662
4.99%, 07/24/26 (Call 07/24/25),
(1-day SOFR + 2.160%)(a)	190	185,582
5.27%, 05/10/33 (Call 05/10/32),
(1-day SOFR + 2.370%)(a)	125	114,791
5.47%, 02/01/29 (Call 02/01/28),
(1-day SOFR + 2.080%)(a)	45	43,226
6.31%, 06/08/29 (Call 06/08/28),
(1-day SOFR + 2.640%)(a)	90	89,506
6.38%, 06/08/34 (Call 06/08/33),
(1-day SOFR + 2.860%)(a)	120	116,868
7.15%, 10/29/27 (Call 10/29/26),
(1-day SOFR + 2.440%)(a)	75	76,341
Cboe Global Markets Inc.
3.00%, 03/16/32 (Call 12/16/31)(c)	15	12,746
3.65%, 01/12/27 (Call 10/12/26)	60	57,667
CCBL Cayman 1 Corp. Ltd., 1.60%, 09/15/26
(Call 08/15/26)(e)	200	180,399
CDBL Funding 2, 2.75%, 03/02/25(e)	200	193,231
Charles Schwab Corp. (The)
0.90%, 03/11/26 (Call 02/11/26)	30	27,036
1.15%, 05/13/26 (Call 04/13/26)	55	49,621
1.65%, 03/11/31 (Call 12/11/30)	100	76,672
1.95%, 12/01/31 (Call 09/01/31)	65	49,658
Security	Par (000)	Value

Diversified Financial Services (continued)
2.00%, 03/20/28 (Call 01/20/28)	$75	$64,838
2.30%, 05/13/31 (Call 02/13/31)	35	27,986
2.75%, 10/01/29 (Call 07/01/29)	65	55,820
2.90%, 03/03/32 (Call 12/03/31)	25	20,448
3.20%, 03/02/27 (Call 12/02/26)	55	51,444
3.20%, 01/25/28 (Call 10/25/27)	100	92,043
3.25%, 05/22/29 (Call 02/22/29)	40	35,812
3.30%, 04/01/27 (Call 01/01/27)	20	18,748
3.45%, 02/13/26 (Call 11/13/25)	35	33,562
3.85%, 05/21/25 (Call 03/21/25)	80	77,958
4.00%, 02/01/29 (Call 11/01/28)	25	23,473
4.20%, 03/24/25 (Call 02/22/25)	85	83,529
4.63%, 03/22/30 (Call 12/22/29)	75	71,666
6.14%, 08/24/34 (Call 08/24/33),
(1-day SOFR + 2.010%)(a)	100	100,257
CICC Hong Kong Finance 2016 MTN Ltd., 2.00%, 01/26/26(e)	200	186,339
CME Group Inc.
3.00%, 03/15/25 (Call 12/15/24)	65	63,323
3.75%, 06/15/28 (Call 03/15/28)	70	67,170
4.15%, 06/15/48 (Call 12/15/47)	15	12,790
5.30%, 09/15/43 (Call 03/15/43)	50	50,467
Discover Financial Services
4.10%, 02/09/27 (Call 11/09/26)	85	79,060
4.50%, 01/30/26 (Call 11/30/25)	70	67,665
6.70%, 11/29/32 (Call 08/29/32)	30	29,733
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	20	18,983
Franklin Resources Inc.
1.60%, 10/30/30 (Call 07/30/30)	50	38,858
2.85%, 03/30/25	50	48,308
2.95%, 08/12/51 (Call 02/12/51)	25	14,609
goeasy Ltd.
4.38%, 05/01/26 (Call 04/27/24)(b)(c)	20	18,763
9.25%, 12/01/28 (Call 12/01/25)(b)	25	25,677
ICBCIL Finance Co. Ltd., 1.75%, 08/25/25(e)	200	187,354
Intercontinental Exchange Inc.
1.85%, 09/15/32 (Call 06/15/32)	100	76,380
2.10%, 06/15/30 (Call 03/15/30)	35	29,014
2.65%, 09/15/40 (Call 03/15/40)	117	81,490
3.00%, 06/15/50 (Call 12/15/49)	55	36,323
3.00%, 09/15/60 (Call 03/15/60)	105	64,656
3.10%, 09/15/27 (Call 06/15/27)	89	83,300
3.65%, 05/23/25	60	58,498
3.75%, 12/01/25 (Call 09/01/25)	60	58,408
3.75%, 09/21/28 (Call 06/21/28)(c)	35	33,081
4.00%, 09/15/27 (Call 08/15/27)	75	72,369
4.25%, 09/21/48 (Call 03/21/48)	12	9,958
4.60%, 03/15/33 (Call 12/15/32)	115	109,655
4.95%, 06/15/52 (Call 12/15/51)	45	41,605
5.20%, 06/15/62 (Call 01/15/62)	70	65,713
Legg Mason Inc.
4.75%, 03/15/26	75	73,947
5.63%, 01/15/44	34	32,534
LPL Holdings Inc.
4.00%, 03/15/29 (Call 03/15/24)(b)	55	49,015
4.38%, 05/15/31 (Call 05/15/26)(b)	25	21,575
4.63%, 11/15/27 (Call 11/15/24)(b)	35	32,935
LSEGA Financing PLC
1.38%, 04/06/26 (Call 03/06/24)(b)	30	27,312
2.00%, 04/06/28 (Call 02/06/28)(b)	235	203,942
2.50%, 04/06/31 (Call 01/06/31)(b)	25	20,666

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
3.20%, 04/06/41 (Call 10/06/40)(b)	$20	$14,556
Mastercard Inc.
1.90%, 03/15/31 (Call 12/15/30)	37	30,474
2.00%, 03/03/25 (Call 02/03/25)	65	62,589
2.00%, 11/18/31 (Call 08/18/31)	25	20,327
2.95%, 11/21/26 (Call 08/21/26)	74	70,213
2.95%, 06/01/29 (Call 03/01/29)	84	76,773
2.95%, 03/15/51 (Call 09/15/50)	25	17,182
3.30%, 03/26/27 (Call 01/26/27)	77	73,514
3.35%, 03/26/30 (Call 12/26/29)	59	54,534
3.50%, 02/26/28 (Call 11/26/27)	40	38,204
3.65%, 06/01/49 (Call 12/01/48)	55	43,528
3.80%, 11/21/46 (Call 05/21/46)	44	35,967
3.85%, 03/26/50 (Call 09/26/49)	64	52,298
3.95%, 02/26/48 (Call 08/26/47)	52	43,225
Mitsubishi HC Capital Inc.
3.64%, 04/13/25 (Call 03/13/25)(b)	10	9,703
3.97%, 04/13/30 (Call 01/13/30)(b)	10	9,013
Nasdaq Inc.
1.65%, 01/15/31 (Call 10/15/30)	45	35,334
2.50%, 12/21/40 (Call 06/21/40)	55	35,825
3.25%, 04/28/50 (Call 10/28/49)	35	22,891
3.85%, 06/30/26 (Call 03/30/26)	80	77,247
3.95%, 03/07/52 (Call 09/07/51)	100	74,290
5.55%, 02/15/34 (Call 11/15/33)	100	99,992
OneMain Finance Corp.
3.50%, 01/15/27 (Call 01/15/24)	35	31,269
3.88%, 09/15/28 (Call 09/15/24)	35	30,062
4.00%, 09/15/30 (Call 09/15/25)	45	36,641
5.38%, 11/15/29 (Call 05/15/29)	40	36,016
6.63%, 01/15/28 (Call 07/15/27)	45	43,720
6.88%, 03/15/25	70	70,542
7.13%, 03/15/26	90	90,728
9.00%, 01/15/29 (Call 07/15/25)	25	25,820
PennyMac Financial Services Inc.
4.25%, 02/15/29 (Call 02/15/24)(b)	40	34,743
5.38%, 10/15/25 (Call 10/15/24)(b)	35	34,044
5.75%, 09/15/31 (Call 09/15/26)(b)	30	26,526
PRA Group Inc.
5.00%, 10/01/29 (Call 10/01/24)(b)(c)	20	15,169
7.38%, 09/01/25 (Call 03/01/24)(b)	20	19,218
8.38%, 02/01/28 (Call 02/01/25)(b)	20	18,159
Radian Group Inc.
4.88%, 03/15/27 (Call 09/15/26)	37	35,041
6.63%, 03/15/25 (Call 09/15/24)	60	59,876
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)	20	14,107
4.65%, 04/01/30 (Call 01/01/30)	50	48,480
4.95%, 07/15/46	55	47,691
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
2.88%, 10/15/26 (Call 10/15/24)(b)	65	58,783
3.63%, 03/01/29 (Call 03/09/24)(b)	40	35,239
3.88%, 03/01/31 (Call 03/01/26)(b)	70	59,185
4.00%, 10/15/33 (Call 10/15/27)(b)	45	36,360
SLM Corp.
3.13%, 11/02/26 (Call 10/02/26)	30	27,144
4.20%, 10/29/25 (Call 09/29/25)	30	28,618
State Elite Global Ltd., 1.50%, 09/29/26(e)	200	180,866
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)	70	51,866
3.70%, 08/04/26 (Call 05/04/26)	15	13,812
Security	Par (000)	Value

Diversified Financial Services (continued)
3.95%, 12/01/27 (Call 09/01/27)	$95	$85,342
4.50%, 07/23/25 (Call 04/24/25)	50	48,109
5.15%, 03/19/29 (Call 12/19/28)	74	68,526
7.25%, 02/02/33 (Call 11/02/32)	30	28,059
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)	110	96,133
1.10%, 02/15/31 (Call 11/15/30)	95	74,578
1.90%, 04/15/27 (Call 02/15/27)	47	43,078
2.00%, 08/15/50 (Call 02/15/50)(c)	105	60,880
2.05%, 04/15/30 (Call 01/15/30)	67	57,159
2.70%, 04/15/40 (Call 10/15/39)	40	29,474
2.75%, 09/15/27 (Call 06/15/27)	25	23,367
3.15%, 12/14/25 (Call 09/14/25)	130	125,589
3.65%, 09/15/47 (Call 03/15/47)	45	35,612
4.15%, 12/14/35 (Call 06/14/35)	60	56,454
4.30%, 12/14/45 (Call 06/14/45)	190	169,407
Voya Financial Inc.
3.65%, 06/15/26	44	42,028
4.70%, 01/23/48 (Call 01/23/28),
(3-mo. LIBOR US + 2.084%)(a)	40	32,288
4.80%, 06/15/46	25	20,084
5.70%, 07/15/43	30	27,355
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)	55	49,648
2.75%, 03/15/31 (Call 12/15/30)	30	23,833
2.85%, 01/10/25 (Call 12/10/24)	30	28,963
6.20%, 11/17/36	35	35,031
		12,523,222
Electric — 0.5%
AEP Texas Inc.
3.45%, 05/15/51 (Call 11/15/50)	35	23,351
3.80%, 10/01/47 (Call 04/01/47)	35	24,537
4.70%, 05/15/32 (Call 02/15/32)	50	46,832
American Transmission Systems Inc.
2.65%, 01/15/32 (Call 10/15/31)(b)	60	48,678
5.00%, 09/01/44 (Call 03/01/44)(b)	45	39,678
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	55	41,786
3.95%, 03/01/48 (Call 09/01/47)	45	34,946
4.50%, 04/01/44 (Call 10/01/43)	25	21,280
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	30	24,535
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	45	28,815
Series AE, 2.35%, 04/01/31 (Call 01/01/31)	65	53,762
Series AG, 3.00%, 03/01/32 (Call 12/01/31)	30	25,530
Series ai., 4.45%, 10/01/32 (Call 07/01/32)	10	9,433
Series K2, 6.95%, 03/15/33	10	11,193
Cleveland Electric Illuminating Co. (The), 4.55%, 11/15/30 (Call 08/15/30)(b)	35	32,317
Commonwealth Edison Co.
4.00%, 03/01/48 (Call 09/01/47)	90	70,722
5.30%, 02/01/53 (Call 08/01/52)	60	57,264
5.90%, 03/15/36	180	186,333
Series 130, 3.13%, 03/15/51 (Call 09/15/50)	45	29,577
Series 133, 3.85%, 03/15/52 (Call 09/15/51)	60	45,042
Duke Energy Florida Project Finance LLC, Series 2035, 3.11%, 09/01/38(c)	25	20,316
FirstEnergy Transmission LLC
2.87%, 09/15/28 (Call 07/15/28)(b)	40	35,386
4.35%, 01/15/25 (Call 10/15/24)(b)	50	49,161
4.55%, 04/01/49 (Call 10/01/48)(b)	35	28,308
5.45%, 07/15/44 (Call 01/15/44)(b)	40	35,799

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
ITC Holdings Corp.
2.95%, 05/14/30 (Call 04/14/30)(b)	$56	$47,818
3.25%, 06/30/26 (Call 03/30/26)	50	47,537
3.35%, 11/15/27 (Call 08/15/27)	35	32,574
5.30%, 07/01/43 (Call 01/01/43)	20	18,288
Jersey Central Power & Light Co., 2.75%, 03/01/32
(Call 12/01/31)(b)	30	24,337
Metropolitan Edison Co., 4.30%, 01/15/29
(Call 10/15/28)(b)	30	28,431
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28 (Call 02/15/28)(b)	30	28,396
National Rural Utilities Cooperative Finance Corp.
3.40%, 02/07/28 (Call 11/07/27)	50	46,818
4.02%, 11/01/32 (Call 05/01/32)	50	44,841
4.30%, 03/15/49 (Call 09/15/48)	26	20,967
4.40%, 11/01/48 (Call 05/01/48)	20	16,208
4.80%, 03/15/28 (Call 02/15/28)	120	118,851
5.25%, 04/20/46 (Call 04/20/26),
(3-mo. LIBOR US + 3.630%)(a)	45	42,868
5.45%, 10/30/25	120	120,497
5.80%, 01/15/33 (Call 07/15/32)	60	61,216
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	35	26,531
4.15%, 04/01/48 (Call 10/01/47)	50	38,806
Series P, 2.60%, 04/01/30 (Call 01/01/30)	45	38,106
Series Q, 1.63%, 01/15/31 (Call 10/15/30)	50	39,065
Series R, 2.90%, 10/01/51 (Call 04/01/51)	25	15,503
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51 (Call 05/15/51)	5	2,978
2.75%, 05/15/30 (Call 02/15/30)	110	95,375
2.95%, 04/01/25 (Call 01/01/25)	10	9,690
3.10%, 09/15/49 (Call 03/15/49)	31	20,611
3.70%, 11/15/28 (Call 08/15/28)	6	5,635
3.70%, 05/15/50 (Call 11/15/49)	25	18,550
3.75%, 04/01/45 (Call 10/01/44)	25	19,306
3.80%, 09/30/47 (Call 03/30/47)	45	33,691
3.80%, 06/01/49 (Call 12/01/48)	55	41,365
4.10%, 11/15/48 (Call 05/15/48)	35	27,704
4.55%, 09/15/32 (Call 06/15/32)	50	47,254
4.55%, 12/01/41 (Call 06/01/41)	5	4,363
4.60%, 06/01/52 (Call 12/01/51)	20	17,141
5.25%, 09/30/40	35	33,616
5.35%, 10/01/52 (Call 04/01/52)	30	28,716
7.00%, 05/01/32	40	44,234
Pennsylvania Electric Co., 3.60%, 06/01/29
(Call 03/01/29)(b)	15	13,605
Potomac Electric Power Co., 4.15%, 03/15/43
(Call 09/15/42)	137	112,713
PPL Electric Utilities Corp.
3.00%, 10/01/49 (Call 04/01/49)	30	19,742
3.95%, 06/01/47 (Call 12/01/46)	15	11,738
4.13%, 06/15/44 (Call 12/15/43)	25	20,221
4.15%, 06/15/48 (Call 12/15/47)	40	32,342
5.25%, 05/15/53 (Call 11/15/52)	35	33,406
6.25%, 05/15/39	25	26,714
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25
(Call 03/01/25)(b)	10	9,728
		2,612,677
Electrical Components & Equipment — 0.1%
Acuity Brands Lighting Inc., 2.15%, 12/15/30
(Call 09/15/30)	45	36,019
Security	Par (000)	Value

Electrical Components & Equipment (continued)
Energizer Holdings Inc.
4.38%, 03/31/29 (Call 09/30/24)(b)	$45	$38,781
4.75%, 06/15/28 (Call 07/01/24)(b)	35	31,376
6.50%, 12/31/27 (Call 08/31/24)(b)	20	19,428
EnerSys, 4.38%, 12/15/27 (Call 09/15/27)(b)	20	18,391
WESCO Distribution Inc.
7.13%, 06/15/25 (Call 06/15/24)(b)	85	85,236
7.25%, 06/15/28 (Call 06/15/24)(b)	75	76,228
		305,459
Electronics — 0.3%
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	32	28,922
Allegion U.S. Holding Co. Inc., 3.55%, 10/01/27
(Call 07/01/27)	20	18,604
Amphenol Corp.
2.05%, 03/01/25 (Call 02/01/25)	27	25,904
2.20%, 09/15/31 (Call 06/15/31)	55	44,476
2.80%, 02/15/30 (Call 11/15/29)	75	65,674
4.35%, 06/01/29 (Call 03/01/29)	40	38,748
Atkore Inc., 4.25%, 06/01/31 (Call 06/01/26)(b)	30	25,571
Avnet Inc.
3.00%, 05/15/31 (Call 02/15/31)	50	40,445
4.63%, 04/15/26 (Call 01/15/26)	60	58,393
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	55	52,595
4.88%, 06/15/29 (Call 03/15/29)	41	38,978
4.88%, 05/12/30 (Call 02/12/30)	50	47,406
Fortive Corp., 4.30%, 06/15/46 (Call 12/15/45)	42	33,402
Hubbell Inc.
2.30%, 03/15/31 (Call 12/15/30)	7	5,662
3.15%, 08/15/27 (Call 05/15/27)	15	13,942
3.35%, 03/01/26 (Call 12/01/25)	20	19,168
3.50%, 02/15/28 (Call 11/15/27)	22	20,651
II-VI Inc., 5.00%, 12/15/29 (Call 12/15/24)(b)	60	54,484
Jabil Inc.
1.70%, 04/15/26 (Call 03/15/26)	72	65,932
3.00%, 01/15/31 (Call 10/15/30)	40	33,659
3.60%, 01/15/30 (Call 10/15/29)	35	30,961
3.95%, 01/12/28 (Call 10/12/27)	27	25,269
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	52	45,155
4.60%, 04/06/27 (Call 01/06/27)	50	48,539
Sensata Technologies BV
4.00%, 04/15/29 (Call 03/18/24)(b)	55	49,367
5.00%, 10/01/25(b)	46	45,238
5.63%, 11/01/24(b)	20	20,063
5.88%, 09/01/30 (Call 09/01/25)(b)	30	28,769
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)	40	33,817
4.38%, 02/15/30 (Call 11/15/29)(b)	25	22,303
Trimble Inc.
4.75%, 12/01/24 (Call 09/01/24)	40	39,487
4.90%, 06/15/28 (Call 03/15/28)	62	60,564
TTM Technologies Inc., 4.00%, 03/01/29
(Call 03/01/24)(b)	30	26,599
Tyco Electronics Group SA
3.13%, 08/15/27 (Call 05/15/27)	55	51,569
7.13%, 10/01/37	15	16,881
Vontier Corp.
1.80%, 04/01/26 (Call 03/01/26)	34	30,850
2.40%, 04/01/28 (Call 02/01/28)	45	38,420

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
2.95%, 04/01/31 (Call 01/01/31)	$33	$26,289
		1,372,756
Energy - Alternate Sources — 0.0%
Contemporary Ruiding Development Ltd., 1.88%, 09/17/25 (Call 08/17/25)(e)	200	187,474
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 01/15/26 (Call 01/15/24)(b)	30	15,079
		202,553
Engineering & Construction — 0.1%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	55	53,514
Arcosa Inc., 4.38%, 04/15/29 (Call 04/15/24)(b)	20	17,877
Cellnex Finance Co. SA, 3.88%, 07/07/41
(Call 04/07/41)(b)	35	25,415
Dycom Industries Inc., 4.50%, 04/15/29
(Call 04/15/24)(b)	30	27,121
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/29
(Call 06/01/24)(b)	20	16,501
INNOVATE Corp., 8.50%, 02/01/26 (Call 02/01/24)(b)	20	15,543
Sydney Airport Finance Co. Pty. Ltd.
3.38%, 04/30/25 (Call 01/30/25)(b)	27	26,142
3.63%, 04/28/26 (Call 01/28/26)(b)	80	76,508
TopBuild Corp.
3.63%, 03/15/29 (Call 03/15/24)(b)	25	21,867
4.13%, 02/15/32 (Call 10/15/26)(b)	30	25,699
VM Consolidated Inc., 5.50%, 04/15/29
(Call 04/15/24)(b)	27	24,436
		330,623
Entertainment — 0.3%
AMC Entertainment Holdings Inc., 7.50%, 02/15/29
(Call 02/15/25)(b)	50	33,870
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)(c)	30	27,468
Cedar Fair LP/Canada's Wonderland Co./Magnum
Management Corp./Millennium Op
5.38%, 04/15/27 (Call 04/15/24)	30	29,096
5.50%, 05/01/25 (Call 05/01/24)(b)	55	54,844
6.50%, 10/01/28 (Call 10/01/24)(c)	15	14,768
Cinemark USA Inc.
5.25%, 07/15/28 (Call 07/15/24)(b)	45	40,516
5.88%, 03/15/26 (Call 03/15/24)(b)(c)	20	19,412
8.75%, 05/01/25 (Call 05/01/24)(b)	11	11,103
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29
(Call 03/23/24)(b)	40	25,391
Merlin Entertainments Ltd., 5.75%, 06/15/26
(Call 03/17/26)(b)	25	24,386
Motion Bondco DAC, 6.63%, 11/15/27
(Call 11/15/24)(b)	25	22,556
Odeon Finco PLC, 12.75%, 11/01/27
(Call 11/01/24)(b)	25	25,193
SeaWorld Parks & Entertainment Inc.
5.25%, 08/15/29 (Call 08/15/24)(b)	40	36,662
8.75%, 05/01/25 (Call 05/01/24)(b)(c)	20	20,233
Six Flags Entertainment Corp.
5.50%, 04/15/27 (Call 04/15/24)(b)(c)	30	28,669
7.25%, 05/15/31 (Call 05/03/26)(b)	45	43,372
Six Flags Theme Parks Inc., 7.00%, 07/01/25
(Call 07/01/24)(b)	25	25,096
Vail Resorts Inc., 6.25%, 05/15/25 (Call 05/15/24)(b)	40	39,985
Warnermedia Holdings Inc.
3.76%, 03/15/27 (Call 02/15/27)	300	283,051
4.05%, 03/15/29 (Call 01/15/29)	135	124,735
Security	Par (000)	Value

Entertainment (continued)
4.28%, 03/15/32 (Call 12/15/31)	$240	$211,817
5.05%, 03/15/42 (Call 09/15/41)	230	189,984
5.14%, 03/15/52 (Call 09/15/51)	385	307,689
5.39%, 03/15/62 (Call 09/15/61)	65	51,759
WMG Acquisition Corp.
3.00%, 02/15/31 (Call 02/15/26)(b)	45	37,193
3.75%, 12/01/29 (Call 12/01/24)(b)	30	26,323
3.88%, 07/15/30 (Call 07/15/25)(b)	35	30,623
		1,785,794
Environmental Control — 0.2%
Covanta Holding Corp.
4.88%, 12/01/29 (Call 12/01/24)(b)	40	33,309
5.00%, 09/01/30 (Call 09/01/25)	25	20,463
Republic Services Inc.
0.88%, 11/15/25 (Call 10/15/25)	2	1,832
1.45%, 02/15/31 (Call 11/15/30)	55	42,927
1.75%, 02/15/32 (Call 11/15/31)	82	63,801
2.30%, 03/01/30 (Call 12/01/29)	64	54,360
2.90%, 07/01/26 (Call 04/01/26)	90	85,528
3.05%, 03/01/50 (Call 09/01/49)	35	23,666
3.20%, 03/15/25 (Call 12/15/24)	62	60,201
3.38%, 11/15/27 (Call 08/15/27)	73	68,917
3.95%, 05/15/28 (Call 02/15/28)	33	31,616
6.20%, 03/01/40	35	36,918
Waste Connections Inc.
2.20%, 01/15/32 (Call 10/15/31)	25	20,018
2.60%, 02/01/30 (Call 11/01/29)	60	51,882
2.95%, 01/15/52 (Call 07/15/51)(c)	50	32,330
3.05%, 04/01/50 (Call 10/01/49)	25	16,626
3.50%, 05/01/29 (Call 02/01/29)	50	46,332
4.25%, 12/01/28 (Call 09/01/28)	35	33,734
Waste Management Inc.
0.75%, 11/15/25 (Call 10/15/25)	47	43,228
1.15%, 03/15/28 (Call 01/15/28)	90	77,326
1.50%, 03/15/31 (Call 12/15/30)	32	25,224
2.50%, 11/15/50 (Call 05/15/50)	22	13,282
3.13%, 03/01/25 (Call 12/01/24)	50	48,653
3.15%, 11/15/27 (Call 08/15/27)	54	50,663
4.10%, 03/01/45 (Call 09/01/44)	60	49,919
4.15%, 04/15/32 (Call 01/15/32)	50	47,059
4.15%, 07/15/49 (Call 01/15/49)	35	29,181
		1,108,995
Food — 0.7%
B&G Foods Inc.
5.25%, 04/01/25 (Call 04/01/24)	18	17,694
5.25%, 09/15/27 (Call 03/01/24)(c)	20	17,416
8.00%, 09/15/28 (Call 09/15/25)(b)	30	30,651
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)	70	58,799
4.15%, 03/15/28 (Call 12/15/27)	70	67,285
4.80%, 03/15/48 (Call 09/15/47)	65	54,941
China Mengniu Dairy Co. Ltd., 2.50%, 06/17/30
(Call 03/17/30)(e)	200	166,788
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	80	68,758
4.60%, 11/01/25 (Call 09/01/25)	90	88,290
4.85%, 11/01/28 (Call 08/01/28)	106	103,151
5.30%, 11/01/38 (Call 05/01/38)	68	61,915
5.40%, 11/01/48 (Call 05/01/48)	50	44,688
8.25%, 09/15/30	45	51,266

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
Flowers Foods Inc.
2.40%, 03/15/31 (Call 12/15/30)	$30	$24,129
3.50%, 10/01/26 (Call 07/01/26)	15	14,230
General Mills Inc.
2.25%, 10/14/31 (Call 07/14/31)	30	24,107
2.88%, 04/15/30 (Call 01/15/30)	75	65,273
3.00%, 02/01/51 (Call 08/01/50)	50	32,097
3.20%, 02/10/27 (Call 11/10/26)	75	70,790
4.00%, 04/17/25 (Call 02/17/25)	85	83,385
4.15%, 02/15/43 (Call 08/15/42)	5	4,047
4.20%, 04/17/28 (Call 01/17/28)	81	78,390
4.70%, 04/17/48 (Call 10/17/47)	35	30,489
5.40%, 06/15/40	22	20,798
Hormel Foods Corp.
1.70%, 06/03/28 (Call 04/03/28)	30	26,388
1.80%, 06/11/30 (Call 03/11/30)	55	45,322
3.05%, 06/03/51 (Call 12/03/50)	55	36,598
Ingredion Inc.
2.90%, 06/01/30 (Call 03/01/30)	55	47,275
3.20%, 10/01/26 (Call 07/01/26)	52	49,293
3.90%, 06/01/50 (Call 12/01/49)	25	17,112
J M Smucker Co. (The), 6.50%, 11/15/53
(Call 05/15/53)	60	63,738
JM Smucker Co. (The)
2.13%, 03/15/32 (Call 12/15/31)	25	19,401
2.38%, 03/15/30 (Call 12/15/29)	60	50,002
2.75%, 09/15/41 (Call 03/15/41)	10	6,490
3.38%, 12/15/27 (Call 09/15/27)	35	32,712
3.55%, 03/15/50 (Call 09/15/49)	20	13,575
4.25%, 03/15/35	60	52,855
4.38%, 03/15/45	35	28,198
Kellogg Co.
3.25%, 04/01/26	100	95,679
4.30%, 05/15/28 (Call 02/15/28)	70	67,563
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	100	94,948
3.75%, 04/01/30 (Call 01/01/30)	70	64,407
3.88%, 05/15/27 (Call 02/15/27)	115	110,509
4.25%, 03/01/31 (Call 12/01/30)	35	32,676
4.38%, 06/01/46 (Call 12/01/45)	110	89,718
4.63%, 01/30/29 (Call 10/30/28)	35	34,182
4.63%, 10/01/39 (Call 04/01/39)	40	35,025
4.88%, 10/01/49 (Call 04/01/49)	85	74,622
5.00%, 07/15/35 (Call 01/15/35)	70	67,156
5.00%, 06/04/42	60	54,192
5.20%, 07/15/45 (Call 01/15/45)	85	77,750
5.50%, 06/01/50 (Call 12/01/49)	35	33,625
6.50%, 02/09/40	45	47,680
6.75%, 03/15/32	25	27,058
6.88%, 01/26/39	45	49,262
7.13%, 08/01/39(b)	45	49,820
Lamb Weston Holdings Inc.
4.13%, 01/31/30 (Call 01/31/25)(b)	55	49,264
4.38%, 01/31/32 (Call 01/31/27)(b)	40	34,971
4.88%, 05/15/28 (Call 11/15/27)(b)	30	28,692
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	45	40,952
1.85%, 02/15/31 (Call 11/15/30)	25	19,812
2.50%, 04/15/30 (Call 01/15/30)	55	46,660
3.40%, 08/15/27 (Call 05/15/27)	60	56,531
4.20%, 08/15/47 (Call 02/15/47)(c)	27	21,555
Security	Par (000)	Value

Food (continued)
Post Holdings Inc.
4.50%, 09/15/31 (Call 09/15/26)(b)	$65	$56,593
4.63%, 04/15/30 (Call 04/15/25)(b)	75	66,998
5.50%, 12/15/29 (Call 12/15/24)(b)	60	56,430
5.63%, 01/15/28 (Call 12/01/23)(b)	50	48,647
Smithfield Foods Inc.
2.63%, 09/13/31 (Call 06/13/31)(b)	45	33,459
3.00%, 10/15/30 (Call 07/15/30)(b)	15	11,860
4.25%, 02/01/27 (Call 11/01/26)(b)	70	65,800
TreeHouse Foods Inc., 4.00%, 09/01/28
(Call 09/01/24)	27	23,114
U.S. Foods Inc.
4.63%, 06/01/30 (Call 06/01/25)(b)	30	27,073
4.75%, 02/15/29 (Call 02/15/24)(b)	45	41,725
6.88%, 09/15/28 (Call 09/15/25)(b)	25	25,342
7.25%, 01/15/32 (Call 09/15/26)(b)	25	25,567
United Natural Foods Inc., 6.75%, 10/15/28
(Call 10/15/24)(b)(c)	30	22,950
		3,678,203
Food Service — 0.0%
Aramark Services Inc.
5.00%, 04/01/25 (Call 04/01/24)(b)	25	24,800
5.00%, 02/01/28 (Call 02/01/24)(b)	65	61,642
		86,442
Forest Products & Paper — 0.1%
Domtar Corp., 6.75%, 10/01/28 (Call 10/01/24)(b)	25	21,756
Glatfelter Corp., 4.75%, 11/15/29 (Call 11/01/24)(b)(c)	30	18,126
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)	49	39,966
4.40%, 08/15/47 (Call 02/15/47)	39	31,363
4.80%, 06/15/44 (Call 12/15/43)	33	28,313
5.00%, 09/15/35 (Call 03/15/35)	30	28,890
5.15%, 05/15/46 (Call 11/15/45)	25	22,281
6.00%, 11/15/41 (Call 05/15/41)	40	40,086
Inversiones CMPC SA, 6.13%, 06/23/33
(Call 03/23/33)(e)	200	198,431
Mercer International Inc.
5.13%, 02/01/29 (Call 02/01/24)	50	41,781
5.50%, 01/15/26 (Call 01/15/24)	16	15,141
12.88%, 10/01/28 (Call 10/01/25)(b)	5	5,206
		491,340
Hand & Machine Tools — 0.1%
Regal Rexnord Corp.
6.05%, 04/15/28 (Call 03/15/28)(b)	70	68,884
6.30%, 02/15/30 (Call 12/15/29)(b)	100	98,748
6.40%, 04/15/33 (Call 01/15/33)(b)	70	68,933
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)	25	17,218
3.25%, 03/01/27 (Call 12/01/26)	7	6,660
4.10%, 03/01/48 (Call 09/01/47)	25	20,358
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)	80	65,800
2.75%, 11/15/50 (Call 05/15/50)	50	28,525
3.40%, 03/01/26 (Call 01/01/26)	37	35,361
4.00%, 03/15/60 (Call 03/15/25),
(5-year CMT + 2.657%)(a)	30	24,311
4.25%, 11/15/28 (Call 08/15/28)	20	18,999
4.85%, 11/15/48 (Call 05/15/48)	30	25,200
5.20%, 09/01/40	21	19,139
		498,136

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products — 0.4%
Agilent Technologies Inc.
2.10%, 06/04/30 (Call 03/04/30)	$55	$45,369
2.30%, 03/12/31 (Call 12/12/30)	80	66,050
2.75%, 09/15/29 (Call 06/15/29)	50	43,648
3.05%, 09/22/26 (Call 06/22/26)	50	47,074
Alcon Finance Corp.
2.60%, 05/27/30 (Call 02/27/30)(b)	50	41,873
3.00%, 09/23/29 (Call 06/23/29)(b)	65	56,887
3.80%, 09/23/49 (Call 03/23/49)(b)	65	48,307
Avantor Funding Inc.
3.88%, 11/01/29 (Call 11/01/24)(b)	45	39,863
4.63%, 07/15/28 (Call 07/15/24)(b)	90	84,369
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)	50	30,809
2.80%, 12/10/51 (Call 06/10/51)	40	25,386
3.35%, 09/15/25 (Call 06/15/25)	15	14,527
4.38%, 09/15/45 (Call 03/15/45)	50	43,315
DENTSPLY SIRONA Inc., 3.25%, 06/01/30
(Call 03/01/30)	80	68,591
DH Europe Finance II Sarl
2.60%, 11/15/29 (Call 08/15/29)	65	56,918
3.25%, 11/15/39 (Call 05/15/39)	30	23,205
3.40%, 11/15/49 (Call 05/15/49)	77	55,678
Embecta Corp.
5.00%, 02/15/30 (Call 02/15/27)(b)	30	25,207
6.75%, 02/15/30 (Call 02/15/27)(b)	10	8,608
Garden Spinco Corp., 8.63%, 07/20/30
(Call 07/20/27)(b)	20	21,007
GE HealthCare Technologies Inc.
5.65%, 11/15/27 (Call 10/15/27)	105	106,359
5.91%, 11/22/32 (Call 08/22/32)	115	117,375
6.38%, 11/22/52 (Call 05/22/52)	100	107,225
HCA Inc.
3.13%, 03/15/27 (Call 02/15/27)	35	32,451
3.63%, 03/15/32 (Call 12/15/31)	85	73,269
4.38%, 03/15/42 (Call 09/15/41)	15	11,878
Hologic Inc.
3.25%, 02/15/29 (Call 09/28/24)(b)	55	48,298
4.63%, 02/01/28 (Call 02/01/24)(b)	20	18,902
Revvity Inc.
1.90%, 09/15/28 (Call 07/15/28)	20	16,897
2.25%, 09/15/31 (Call 06/15/31)	50	39,162
2.55%, 03/15/31 (Call 12/15/30)	17	13,788
3.30%, 09/15/29 (Call 06/15/29)	33	29,056
3.63%, 03/15/51 (Call 09/15/50)	33	22,037
STERIS Irish FinCo UnLtd Co., 2.70%, 03/15/31
(Call 12/15/30)	85	70,506
Stryker Corp.
1.95%, 06/15/30 (Call 03/15/30)	145	119,739
3.50%, 03/15/26 (Call 12/15/25)	125	120,421
4.63%, 03/15/46 (Call 09/15/45)	110	98,021
Teleflex Inc.
4.25%, 06/01/28 (Call 06/01/24)(b)	30	27,782
4.63%, 11/15/27 (Call 11/15/24)	30	28,555
Varex Imaging Corp., 7.88%, 10/15/27
(Call 10/15/24)(b)	19	19,008
Zimmer Biomet Holdings Inc., 2.60%, 11/24/31
(Call 08/24/31)	85	69,190
		2,036,610
Security	Par (000)	Value

Health Care - Services — 0.8%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29 (Call 10/15/24)(b)	$30	$27,977
5.50%, 07/01/28 (Call 07/01/24)(b)	30	28,835
AHP Health Partners Inc., 5.75%, 07/15/29
(Call 07/15/24)(b)	20	16,800
Anthem Inc.
4.10%, 05/15/32 (Call 02/15/32)	10	9,160
4.55%, 05/15/52 (Call 11/15/51)	10	8,461
Catalent Pharma Solutions Inc.
3.13%, 02/15/29 (Call 02/15/24)(b)	35	29,313
3.50%, 04/01/30 (Call 04/01/25)(b)(c)	35	29,276
5.00%, 07/15/27 (Call 07/15/24)(b)	30	28,341
Charles River Laboratories International Inc.
3.75%, 03/15/29 (Call 03/15/24)(b)	30	26,722
4.00%, 03/15/31 (Call 03/15/26)(b)	30	26,132
4.25%, 05/01/28 (Call 05/01/24)(b)	30	27,795
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)	70	54,786
4.63%, 06/01/30 (Call 06/01/25)(b)	135	114,120
Elevance Health Inc.
2.25%, 05/15/30 (Call 02/15/30)	120	100,585
2.38%, 01/15/25 (Call 12/15/24)	85	82,056
2.55%, 03/15/31 (Call 12/15/30)	100	83,390
2.88%, 09/15/29 (Call 06/15/29)	75	66,660
3.13%, 05/15/50 (Call 11/15/49)	85	56,530
3.35%, 12/01/24 (Call 10/01/24)	35	34,194
3.60%, 03/15/51 (Call 09/15/50)	85	61,490
3.65%, 12/01/27 (Call 09/01/27)	111	105,550
3.70%, 09/15/49 (Call 03/15/49)	20	14,694
4.10%, 03/01/28 (Call 12/01/27)	140	135,045
4.38%, 12/01/47 (Call 06/01/47)	90	75,108
4.55%, 03/01/48 (Call 09/01/47)	75	63,893
4.63%, 05/15/42	35	30,623
4.65%, 01/15/43	30	26,225
4.75%, 02/15/33 (Call 11/15/32)	120	115,551
5.13%, 02/15/53 (Call 08/15/52)	85	78,888
6.10%, 10/15/52 (Call 04/15/52)	65	68,794
6.38%, 06/15/37	15	15,874
Encompass Health Corp.
4.50%, 02/01/28 (Call 02/01/24)	47	44,014
4.63%, 04/01/31 (Call 03/30/26)	25	21,961
4.75%, 02/01/30 (Call 02/01/25)	45	41,112
5.75%, 09/15/25 (Call 09/15/24)	20	19,860
Fortrea Holdings Inc., 7.50%, 07/01/30
(Call 07/01/26)(b)(c)	30	29,769
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)	60	47,754
3.38%, 03/15/29 (Call 01/15/29)	55	49,333
3.50%, 09/01/30 (Call 03/01/30)	120	105,556
3.50%, 07/15/51 (Call 01/15/51)	85	55,498
4.13%, 06/15/29 (Call 03/15/29)	100	92,723
4.50%, 02/15/27 (Call 08/15/26)	133	128,953
4.63%, 03/15/52 (Call 09/15/51)	110	86,953
5.20%, 06/01/28 (Call 05/01/28)	15	14,787
5.25%, 04/15/25	95	94,260
5.25%, 06/15/26 (Call 12/15/25)	130	128,871
5.25%, 06/15/49 (Call 12/15/48)	115	99,883
5.38%, 02/01/25	75	74,558
5.38%, 09/01/26 (Call 03/01/26)	115	114,447
5.50%, 06/01/33 (Call 03/01/33)	70	68,790
5.50%, 06/15/47 (Call 12/15/46)	80	71,921

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
5.63%, 09/01/28 (Call 03/01/28)	$90	$90,158
5.88%, 02/15/26 (Call 08/15/25)	145	145,330
5.88%, 02/01/29 (Call 08/01/28)	60	60,546
5.90%, 06/01/53 (Call 12/01/52)	60	57,105
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	100	88,780
2.15%, 02/03/32 (Call 11/03/31)	50	39,241
3.13%, 08/15/29 (Call 05/15/29)	45	40,606
3.70%, 03/23/29 (Call 02/23/29)	35	32,751
3.95%, 03/15/27 (Call 12/15/26)	68	65,430
3.95%, 08/15/49 (Call 02/15/49)	35	26,620
4.50%, 04/01/25 (Call 03/01/25)	20	19,730
4.63%, 12/01/42 (Call 06/01/42)	17	14,579
4.80%, 03/15/47 (Call 09/14/46)	30	25,858
4.88%, 04/01/30 (Call 01/01/30)	47	45,876
4.95%, 10/01/44 (Call 04/01/44)	50	44,365
5.50%, 03/15/53 (Call 09/15/52)	45	43,251
IQVIA Inc.
5.00%, 10/15/26 (Call 10/15/24)(b)	60	58,687
5.00%, 05/15/27 (Call 05/15/24)(b)	50	48,549
6.50%, 05/15/30 (Call 05/15/26)(b)	35	35,298
ModivCare Inc., 5.88%, 11/15/25 (Call 11/01/24)(b)	35	34,079
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(b)	40	34,818
3.88%, 05/15/32 (Call 02/15/32)(b)	40	33,631
4.38%, 06/15/28 (Call 12/15/23)(b)	45	41,877
Pediatrix Medical Group Inc., 5.38%, 02/15/30
(Call 02/15/25)(b)	25	21,135
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	25	20,993
2.95%, 06/30/30 (Call 03/30/30)	86	73,957
3.45%, 06/01/26 (Call 03/01/26)	75	71,822
3.50%, 03/30/25 (Call 12/30/24)	37	36,033
4.20%, 06/30/29 (Call 03/30/29)	45	42,872
4.70%, 03/30/45 (Call 09/30/44)(c)	25	21,388
Select Medical Corp., 6.25%, 08/15/26
(Call 08/15/24)(b)	72	71,495
Surgery Center Holdings Inc.
6.75%, 07/01/25 (Call 01/01/24)(b)(c)	15	14,923
10.00%, 04/15/27 (Call 04/15/24)(b)	14	14,160
		4,549,814
Holding Companies - Diversified — 0.0%
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/27
(Call 01/11/27)	40	37,798
Temasek Financial I Ltd., 2.38%, 08/02/41
(Call 02/02/41)(b)	250	177,104
		214,902
Home Builders — 0.1%
Beazer Homes USA Inc.
5.88%, 10/15/27 (Call 10/15/24)	20	18,830
6.75%, 03/15/25 (Call 03/15/24)(c)	20	19,960
7.25%, 10/15/29 (Call 10/15/24)	15	14,508
Century Communities Inc.
3.88%, 08/15/29 (Call 02/15/29)(b)	30	26,093
6.75%, 06/01/27 (Call 06/01/24)	30	30,007
DR Horton Inc.
1.40%, 10/15/27 (Call 08/15/27)	5	4,359
2.60%, 10/15/25 (Call 09/15/25)	10	9,477
Installed Building Products Inc., 5.75%, 02/01/28
(Call 02/01/24)(b)	20	18,935
Security	Par (000)	Value

Home Builders (continued)
KB Home
4.00%, 06/15/31 (Call 12/15/30)	$20	$16,978
4.80%, 11/15/29 (Call 05/15/29)	15	13,698
6.88%, 06/15/27 (Call 12/15/26)	20	20,459
7.25%, 07/15/30 (Call 07/15/25)	20	20,198
LGI Homes Inc.
4.00%, 07/15/29 (Call 01/15/29)(b)	20	16,615
8.75%, 12/15/28 (Call 12/15/25)(b)(c)	20	20,555
M/I Homes Inc.
3.95%, 02/15/30 (Call 08/15/29)	15	12,792
4.95%, 02/01/28 (Call 02/01/24)	20	18,999
MDC Holdings Inc.
2.50%, 01/15/31 (Call 07/15/30)	45	34,775
3.85%, 01/15/30 (Call 07/15/29)	30	26,155
3.97%, 08/06/61 (Call 02/06/61)	20	11,830
6.00%, 01/15/43 (Call 10/15/42)	20	17,530
Meritage Homes Corp.
3.88%, 04/15/29 (Call 10/15/28)(b)	30	26,643
5.13%, 06/06/27 (Call 12/06/26)	15	14,498
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	84	72,438
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)	25	24,824
5.50%, 03/01/26 (Call 12/01/25)	39	39,053
6.00%, 02/15/35	41	40,903
6.38%, 05/15/33	25	25,906
7.88%, 06/15/32	20	22,584
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(b)	25	23,032
5.75%, 01/15/28 (Call 10/15/27)(b)	30	29,194
5.88%, 06/15/27 (Call 03/15/27)(b)	30	29,506
Thor Industries Inc., 4.00%, 10/15/29
(Call 10/15/24)(b)	35	30,161
Tri Pointe Homes Inc.
5.25%, 06/01/27 (Call 12/01/26)	20	19,247
5.70%, 06/15/28 (Call 12/15/27)	20	19,032
Winnebago Industries Inc., 6.25%, 07/15/28
(Call 06/30/24)(b)	20	19,169
		808,943
Home Furnishings — 0.0%
Leggett & Platt Inc.
3.50%, 11/15/51 (Call 05/15/51)	30	19,694
4.40%, 03/15/29 (Call 12/15/28)	32	29,969
Tempur Sealy International Inc.
3.88%, 10/15/31 (Call 10/15/26)(b)	35	28,139
4.00%, 04/15/29 (Call 04/15/24)(b)	45	39,029
Whirlpool Corp.
2.40%, 05/15/31 (Call 02/15/31)	65	52,227
4.50%, 06/01/46 (Call 12/01/45)	30	23,576
4.60%, 05/15/50 (Call 11/15/49)	30	23,434
4.75%, 02/26/29 (Call 11/26/28)(c)	10	9,728
5.50%, 03/01/33 (Call 12/01/32)	15	14,485
		240,281
Household Products & Wares — 0.1%
ACCO Brands Corp., 4.25%, 03/15/29
(Call 03/15/24)(b)	30	25,947
Avery Dennison Corp.
2.25%, 02/15/32 (Call 11/15/31)	60	47,123
2.65%, 04/30/30 (Call 01/30/30)	18	15,343
4.88%, 12/06/28 (Call 09/06/28)	25	24,736

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Household Products & Wares (continued)
Church & Dwight Co. Inc.
2.30%, 12/15/31 (Call 09/15/31)	$10	$8,230
3.15%, 08/01/27 (Call 05/01/27)	65	60,980
3.95%, 08/01/47 (Call 02/01/47)	60	46,694
5.00%, 06/15/52 (Call 12/15/51)	5	4,647
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)	70	56,750
3.90%, 05/15/28 (Call 02/15/28)	50	47,503
4.60%, 05/01/32 (Call 02/01/32)	10	9,646
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)	64	55,787
2.00%, 11/02/31 (Call 08/02/31)	15	12,188
2.75%, 02/15/26	20	19,118
2.88%, 02/07/50 (Call 08/07/49)	35	23,070
3.05%, 08/15/25	50	48,316
3.10%, 03/26/30 (Call 12/26/29)	20	18,002
3.20%, 04/25/29 (Call 01/25/29)	50	46,158
3.20%, 07/30/46 (Call 01/30/46)	20	14,221
3.90%, 05/04/47 (Call 11/04/46)	30	23,640
3.95%, 11/01/28 (Call 08/01/28)	35	33,791
5.30%, 03/01/41	17	16,670
6.63%, 08/01/37	25	28,361
SC Johnson & Son Inc.
4.00%, 05/15/43 (Call 02/15/43)(b)	10	7,814
4.75%, 10/15/46 (Call 04/15/46)(b)	35	30,326
4.80%, 09/01/40(b)	10	8,727
Spectrum Brands Inc.
3.88%, 03/15/31 (Call 03/15/26)(b)	25	21,328
5.50%, 07/15/30 (Call 07/15/25)(b)	25	23,328
		778,444
Housewares — 0.0%
Newell Brands Inc.
4.00%, 12/01/24 (Call 09/01/24)	10	9,710
4.88%, 06/01/25 (Call 05/01/25)	26	25,384
5.20%, 04/01/26 (Call 01/01/26)	115	110,919
6.38%, 09/15/27 (Call 06/15/27)	25	24,531
6.38%, 04/01/36 (Call 10/01/35)	25	22,076
6.50%, 04/01/46 (Call 10/01/45)	35	28,018
6.63%, 09/15/29 (Call 06/15/29)(c)	25	24,510
		245,148
Insurance — 1.6%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	40	46,245
Aflac Inc.
1.13%, 03/15/26 (Call 02/15/26)	15	13,667
2.88%, 10/15/26 (Call 07/15/26)	45	42,258
3.60%, 04/01/30 (Call 01/01/30)	83	76,319
4.00%, 10/15/46 (Call 04/15/46)	20	15,251
4.75%, 01/15/49 (Call 07/15/48)	45	39,499
AIA Group Ltd., 3.20%, 09/16/40 (Call 03/16/40)(b)	200	141,899
AIG Global Funding, 0.90%, 09/22/25(b)	75	69,013
American International Group Inc.
4.20%, 04/01/28 (Call 01/01/28)	10	9,537
4.38%, 06/30/50 (Call 12/30/49)	75	60,458
4.50%, 07/16/44 (Call 01/16/44)	5	4,180
4.75%, 04/01/48 (Call 10/01/47)	65	56,409
4.80%, 07/10/45 (Call 01/10/45)	70	60,477
6.25%, 05/01/36	50	51,027
Series A-9, 5.75%, 04/01/48 (Call 04/01/28),
(3-mo. LIBOR US + 2.868%)(a)	80	75,011
Security	Par (000)	Value

Insurance (continued)
Aon Global Ltd.
3.90%, 02/28/52 (Call 08/28/51)	$100	$75,043
4.75%, 05/15/45 (Call 11/15/44)	100	86,402
5.00%, 09/12/32 (Call 06/12/32)	60	58,079
5.35%, 02/28/33 (Call 11/28/32)	50	49,626
Arch Capital Finance LLC
4.01%, 12/15/26 (Call 09/15/26)	20	19,175
5.03%, 12/15/46 (Call 06/15/46)	29	25,197
Arch Capital Group Ltd.
3.64%, 06/30/50 (Call 12/30/49)	65	45,978
7.35%, 05/01/34	15	16,688
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	30	26,665
Arthur J Gallagher & Co.
2.40%, 11/09/31 (Call 08/09/31)	10	7,968
3.50%, 05/20/51 (Call 11/20/50)	15	10,304
5.75%, 03/02/53 (Call 09/02/52)	75	72,653
Assurant Inc.
4.90%, 03/27/28 (Call 12/27/27)	60	58,230
7.00%, 03/27/48 (Call 03/27/28),
(3-mo. LIBOR US + 4.135%)(a)	25	24,859
AXA SA, 6.38%, (Call 12/14/36),
(3-mo. LIBOR US + 2.256%)(a)(b)(f)	30	31,828
AXIS Specialty Finance LLC, 4.90%, 01/15/40
(Call 01/15/30), (5-year CMT + 3.186%)(a)	5	4,080
AXIS Specialty Finance PLC, 4.00%, 12/06/27
(Call 09/06/27)	20	18,846
Brown & Brown Inc.
2.38%, 03/15/31 (Call 12/15/30)	10	7,954
4.95%, 03/17/52 (Call 09/17/51)	55	45,727
Chubb Corp. (The)
6.00%, 05/11/37	10	10,517
Series 1, 6.50%, 05/15/38	30	33,052
Chubb INA Holdings Inc.
2.85%, 12/15/51 (Call 06/15/51)	55	36,505
3.05%, 12/15/61 (Call 06/15/61)	90	58,414
3.15%, 03/15/25	25	24,300
3.35%, 05/03/26 (Call 02/03/26)	175	168,753
4.15%, 03/13/43	25	21,041
4.35%, 11/03/45 (Call 05/03/45)	50	43,429
6.70%, 05/15/36	30	33,323
Dai-Ichi Life Insurance Co. Ltd. (The), 4.00%,
(Call 07/24/26), (3-mo. LIBOR US + 3.660%)(a)(b)(f)	30	28,287
Empower Finance 2020 LP
1.36%, 09/17/27 (Call 07/17/27)(b)	35	30,492
1.78%, 03/17/31 (Call 12/17/30)(b)	90	70,073
3.08%, 09/17/51 (Call 03/17/51)(b)	30	18,691
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (Call 04/15/52)	110	69,254
3.50%, 10/15/50 (Call 04/15/50)	5	3,379
Great-West Lifeco Finance 2018 LP
4.05%, 05/17/28 (Call 02/17/28)(b)(c)	45	42,809
4.58%, 05/17/48 (Call 11/17/47)(b)	5	4,192
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47 (Call 12/03/46)(b)	70	54,964
Great-West Lifeco U.S. Finance 2020 LP, 0.90%, 08/12/25 (Call 07/12/25)(b)	47	43,216
Hanover Insurance Group Inc. (The)
2.50%, 09/01/30 (Call 06/01/30)	50	39,146
4.50%, 04/15/26 (Call 01/15/26)	60	58,316
Hartford Financial Services Group Inc. (The)
2.90%, 09/15/51 (Call 03/15/51)	30	18,518

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
3.60%, 08/19/49 (Call 02/19/49)	$26	$18,469
4.30%, 04/15/43	20	15,985
4.40%, 03/15/48 (Call 09/15/47)	40	32,620
5.95%, 10/15/36	15	15,278
6.10%, 10/01/41	25	25,220
Jackson Financial Inc., 3.13%, 11/23/31
(Call 08/23/31)	80	63,637
Liberty Mutual Group Inc.
3.95%, 05/15/60 (Call 11/15/59)(b)	45	29,607
4.13%, 12/15/51 (Call 12/15/26),
(5-year CMT + 3.315%)(a)(b)	25	20,420
4.30%, 02/01/61 (Call 02/03/26)(b)	35	20,064
5.50%, 06/15/52 (Call 12/15/51)(b)	135	118,145
7.80%, 03/07/87(b)	25	24,371
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)	50	41,869
3.35%, 03/09/25	40	38,742
3.40%, 01/15/31 (Call 10/15/30)(c)	50	41,738
3.63%, 12/12/26 (Call 09/15/26)(c)	45	42,431
3.80%, 03/01/28 (Call 12/01/27)(c)	26	24,236
4.35%, 03/01/48 (Call 09/01/47)	25	18,087
4.38%, 06/15/50 (Call 12/15/49)(c)	24	17,283
6.30%, 10/09/37	5	5,013
7.00%, 06/15/40	45	46,769
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	76	63,262
3.50%, 03/10/25 (Call 12/10/24)	67	65,445
3.75%, 03/14/26 (Call 12/14/25)	81	78,724
4.20%, 03/01/48 (Call 09/01/47)	65	52,802
4.35%, 01/30/47 (Call 07/30/46)	30	25,159
4.38%, 03/15/29 (Call 12/15/28)	135	131,427
4.75%, 03/15/39 (Call 09/15/38)	65	59,899
4.90%, 03/15/49 (Call 09/15/48)	72	65,408
5.75%, 11/01/32 (Call 08/01/32)	10	10,412
5.88%, 08/01/33	70	73,299
Massachusetts Mutual Life Insurance Co., 3.20%, 12/01/61(b)	200	117,775
MassMutual Global Funding II
2.15%, 03/09/31(b)	85	67,949
4.50%, 04/10/26(b)	200	196,812
5.05%, 06/14/28(b)	200	198,248
Meiji Yasuda Life Insurance Co.
5.10%, 04/26/48 (Call 04/26/28),
(5-year USD ICE Swap + 3.150%)(a)(b)	35	33,554
5.20%, 10/20/45 (Call 10/20/25),
(5-year USD Swap + 4.230%)(a)(b)	35	34,151
Metropolitan Life Global Funding I
0.95%, 07/02/25(b)	10	9,321
1.55%, 01/07/31(b)	50	38,354
1.88%, 01/11/27(b)	150	134,655
2.95%, 04/09/30(b)	150	129,202
3.45%, 12/18/26(b)	105	99,499
5.15%, 03/28/33(b)	150	146,385
MGIC Investment Corp., 5.25%, 08/15/28
(Call 08/15/24)	35	33,075
Munich Re America Corp., Series B, 7.45%, 12/15/26	90	95,767
New York Life Global Funding
0.85%, 01/15/26(b)	175	159,840
3.60%, 08/05/25(b)	120	117,000
4.55%, 01/28/33(b)	190	180,912
4.90%, 06/13/28(b)	160	157,918
Security	Par (000)	Value

Insurance (continued)
New York Life Insurance Co.
3.75%, 05/15/50 (Call 11/15/49)(b)	$160	$117,016
4.45%, 05/15/69 (Call 11/15/68)(b)	5	3,901
Primerica Inc., 2.80%, 11/19/31 (Call 08/19/31)	35	28,305
Principal Financial Group Inc.
2.13%, 06/15/30 (Call 03/12/30)	60	49,103
3.10%, 11/15/26 (Call 08/15/26)	35	32,872
3.40%, 05/15/25 (Call 02/15/25)	20	19,358
3.70%, 05/15/29 (Call 02/15/29)	25	22,998
4.30%, 11/15/46 (Call 05/15/46)	30	23,465
4.35%, 05/15/43(c)	22	17,950
4.63%, 09/15/42	20	16,831
6.05%, 10/15/36	51	52,422
Principal Life Global Funding, 1.38%, 01/10/25(b)	20	19,103
Principal Life Global Funding II
0.88%, 01/12/26(b)	50	45,383
1.25%, 06/23/25(b)	63	58,915
1.50%, 08/27/30(b)	40	30,756
1.63%, 11/19/30(b)	15	11,534
2.50%, 09/16/29(b)	21	17,864
3.00%, 04/18/26(b)	85	79,912
Progressive Corp. (The)
2.45%, 01/15/27	30	27,782
3.20%, 03/26/30 (Call 12/26/29)	65	57,829
3.70%, 01/26/45	25	18,886
3.95%, 03/26/50 (Call 09/26/49)	30	23,415
4.00%, 03/01/29 (Call 12/01/28)	27	25,913
4.13%, 04/15/47 (Call 10/15/46)	62	50,659
4.20%, 03/15/48 (Call 09/15/47)	40	32,933
4.35%, 04/25/44	15	12,444
6.25%, 12/01/32	73	77,850
Protective Life Corp.
3.40%, 01/15/30 (Call 10/15/29)(b)	85	72,728
4.30%, 09/30/28 (Call 06/30/28)(b)	60	57,122
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	60	55,202
2.10%, 03/10/30 (Call 12/10/29)(c)	79	66,529
3.00%, 03/10/40 (Call 09/10/39)	35	25,523
3.70%, 10/01/50 (Call 07/01/30),
(5-year CMT + 3.035%)(a)	75	61,890
3.70%, 03/13/51 (Call 09/13/50)	75	55,076
3.88%, 03/27/28 (Call 12/27/27)	60	57,346
3.91%, 12/07/47 (Call 06/07/47)	65	49,559
3.94%, 12/07/49 (Call 06/07/49)	82	62,150
4.35%, 02/25/50 (Call 08/25/49)	65	52,802
4.42%, 03/27/48 (Call 09/27/47)	40	32,835
5.13%, 03/01/52 (Call 11/28/31),
(5-year CMT + 3.162%)(a)	20	17,754
5.70%, 12/14/36	67	69,363
5.70%, 09/15/48 (Call 09/15/28),
(3-mo. LIBOR US + 2.665%)(a)	105	97,656
5.75%, 07/15/33	18	18,782
6.00%, 09/01/52 (Call 06/01/32),
(5-year CMT + 3.234%)(a)	95	89,900
6.63%, 12/01/37	25	27,424
Reinsurance Group of America Inc.
3.15%, 06/15/30 (Call 03/15/30)	72	62,042
3.90%, 05/15/29 (Call 02/15/29)	68	62,411
3.95%, 09/15/26 (Call 06/15/26)	25	24,013
Reliance Standard Life Global Funding II
1.51%, 09/28/26(b)	65	57,366

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
2.75%, 05/07/25(b)	$15	$14,271
2.75%, 01/21/27(b)	40	36,191
Selective Insurance Group Inc., 5.38%, 03/01/49
(Call 09/01/48)	15	13,457
Swiss Re Finance Luxembourg SA, 5.00%, 04/02/49
(Call 04/02/29), (5-year CMT + 3.582%)(a)(b)	200	188,021
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)	55	33,375
3.75%, 05/15/46 (Call 11/15/45)	39	29,857
4.00%, 05/30/47 (Call 11/30/46)	55	44,199
4.05%, 03/07/48 (Call 09/07/47)	30	24,237
4.10%, 03/04/49 (Call 09/04/48)	37	29,865
4.30%, 08/25/45 (Call 02/25/45)	40	33,337
4.60%, 08/01/43	25	22,282
5.35%, 11/01/40	30	29,657
6.25%, 06/15/37	60	64,859
6.75%, 06/20/36	45	50,415
Trinity Acquisition PLC, 4.40%, 03/15/26
(Call 12/15/25)	70	68,146
Unum Group, 4.13%, 06/15/51 (Call 12/15/50)	65	44,946
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	73	63,881
3.88%, 09/15/49 (Call 03/15/49)	34	24,740
4.50%, 09/15/28 (Call 06/15/28)	52	49,837
4.65%, 06/15/27 (Call 05/15/27)	20	19,477
5.05%, 09/15/48 (Call 03/15/48)	20	17,132
XLIT Ltd., 5.25%, 12/15/43	30	27,271
Zurich Finance Ireland Designated Activity Co., 3.00%, 04/19/51 (Call 01/19/31),
(5-year CMT + 2.777%)(a)(e)	200	154,943
		8,828,729
Internet — 0.4%
Alibaba Group Holding Ltd.
2.13%, 02/09/31 (Call 11/09/30)	50	40,110
4.00%, 12/06/37 (Call 06/06/37)	15	12,272
4.20%, 12/06/47 (Call 06/06/47)	235	177,102
4.50%, 11/28/34 (Call 05/28/34)	200	179,802
Baidu Inc., 2.38%, 08/23/31 (Call 05/23/31)	205	163,590
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)	90	85,543
3.60%, 06/01/26 (Call 03/01/26)	81	78,285
3.65%, 03/15/25 (Call 12/15/24)	95	93,040
4.63%, 04/13/30 (Call 01/13/30)	105	102,498
Cars.com Inc., 6.38%, 11/01/28 (Call 11/01/24)(b)	25	23,850
Cogent Communications Group Inc.
3.50%, 05/01/26 (Call 02/01/26)(b)	35	32,763
7.00%, 06/15/27 (Call 06/15/24)(b)	25	24,740
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	70	63,840
1.90%, 03/11/25 (Call 02/11/25)	138	131,729
2.60%, 05/10/31 (Call 02/10/31)	45	37,583
2.70%, 03/11/30 (Call 12/11/29)	70	60,075
3.60%, 06/05/27 (Call 03/05/27)	72	68,666
3.65%, 05/10/51 (Call 11/10/50)	60	42,247
4.00%, 07/15/42 (Call 01/15/42)	50	38,992
Gen Digital Inc., 5.00%, 04/15/25 (Call 04/15/24)(b)	60	59,505
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29 (Call 03/01/24)(b)	45	39,682
5.25%, 12/01/27 (Call 06/01/24)(b)	40	38,778
GrubHub Holdings Inc., 5.50%, 07/01/27
(Call 07/01/24)(b)	30	24,169
Security	Par (000)	Value

Internet (continued)
Meituan, 2.13%, 10/28/25 (Call 09/28/25)(e)	$200	$186,590
NortonLifeLock Inc.
6.75%, 09/30/27 (Call 09/30/24)(b)	50	50,343
7.13%, 09/30/30 (Call 09/30/25)(b)	35	35,762
Prosus NV
3.68%, 01/21/30 (Call 10/21/29)(e)	200	168,914
4.99%, 01/19/52(e)	200	141,307
Rakuten Group Inc.
5.13%, (Call 04/22/26),
(5-year CMT + 4.578%)(a)(b)(c)(f)	45	34,010
6.25%, (Call 04/22/31),
(5-year CMT + 4.956%)(a)(b)(f)	40	26,311
VeriSign Inc.
2.70%, 06/15/31 (Call 03/15/31)	75	61,542
4.75%, 07/15/27 (Call 07/15/24)	40	38,811
Ziff Davis Inc., 4.63%, 10/15/30 (Call 10/15/25)(b)	25	22,039
		2,384,490
Iron & Steel — 0.2%
Allegheny Technologies Inc.
4.88%, 10/01/29 (Call 10/01/24)	20	17,911
5.13%, 10/01/31 (Call 10/01/26)	20	17,640
5.88%, 12/01/27 (Call 12/01/23)	25	24,192
ATI Inc., 7.25%, 08/15/30 (Call 08/15/26)	25	25,266
Carpenter Technology Corp.
6.38%, 07/15/28 (Call 07/15/24)	20	19,699
7.63%, 03/15/30 (Call 03/15/25)	10	10,179
Cleveland-Cliffs Inc.
4.63%, 03/01/29 (Call 03/01/24)(b)(c)	25	22,454
4.88%, 03/01/31 (Call 03/01/26)(b)	15	12,916
5.88%, 06/01/27 (Call 06/01/24)(c)	31	30,400
6.75%, 03/15/26 (Call 03/15/24)(b)	45	45,114
6.75%, 04/15/30 (Call 04/15/26)(b)	40	38,934
Cliffs Natural Resources Inc., 6.25%, 10/01/40	15	12,966
Commercial Metals Co.
3.88%, 02/15/31 (Call 02/15/26)	20	16,954
4.13%, 01/15/30 (Call 01/15/25)	15	13,198
4.38%, 03/15/32 (Call 03/15/27)	20	17,106
Mineral Resources Ltd.
8.00%, 11/01/27 (Call 11/01/24)(b)	30	30,060
8.13%, 05/01/27 (Call 05/01/24)(b)	46	46,051
8.50%, 05/01/30 (Call 05/01/25)(b)	40	39,938
9.25%, 10/01/28 (Call 10/01/25)(b)	40	41,339
Reliance Steel & Aluminum Co.
1.30%, 08/15/25 (Call 07/15/25)	115	106,807
2.15%, 08/15/30 (Call 05/15/30)	70	56,825
Steel Dynamics Inc.
1.65%, 10/15/27 (Call 08/15/27)	60	52,301
2.40%, 06/15/25 (Call 05/15/25)	57	54,196
2.80%, 12/15/24 (Call 11/15/24)	45	43,609
3.25%, 01/15/31 (Call 10/15/30)	20	17,381
3.25%, 10/15/50 (Call 04/15/50)	15	9,556
3.45%, 04/15/30 (Call 01/15/30)	30	26,649
5.00%, 12/15/26 (Call 12/15/23)	40	39,863
		889,504
Leisure Time — 0.1%
Brunswick Corp.
2.40%, 08/18/31 (Call 05/18/31)	25	19,070
4.40%, 09/15/32 (Call 06/15/32)(c)	15	12,922
5.10%, 04/01/52 (Call 10/01/51)	20	14,536

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Leisure Time (continued)
Harley-Davidson Inc., 4.63%, 07/28/45
(Call 01/28/45)(c)	$28	$21,052
NCL Corp. Ltd.
3.63%, 12/15/24 (Call 12/15/23)(b)	35	33,822
5.88%, 03/15/26 (Call 12/15/25)(b)	80	75,739
5.88%, 02/15/27 (Call 02/15/24)(b)	60	58,091
7.75%, 02/15/29 (Call 11/15/28)(b)	35	33,251
8.13%, 01/15/29 (Call 01/15/26)(b)	40	40,761
8.38%, 02/01/28 (Call 02/01/25)(b)	30	31,002
		340,246
Lodging — 0.1%
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32 (Call 08/15/26)(b)	75	62,999
3.75%, 05/01/29 (Call 05/01/24)(b)	45	40,385
4.00%, 05/01/31 (Call 05/01/26)(b)	61	53,656
4.88%, 01/15/30 (Call 01/15/25)	50	47,034
5.38%, 05/01/25 (Call 05/01/24)(b)	26	25,850
5.75%, 05/01/28 (Call 05/01/24)(b)	35	34,496
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31 (Call 07/01/26)(b)	30	25,179
5.00%, 06/01/29 (Call 06/01/24)(b)	50	44,145
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27 (Call 04/01/24)	35	33,999
Hyatt Hotels Corp.
5.75%, 01/30/27 (Call 12/30/26)	90	91,126
5.75%, 04/23/30 (Call 01/23/30)	30	30,159
Marriott Ownership Resorts Inc.
4.50%, 06/15/29 (Call 06/15/24)(b)	30	25,261
4.75%, 01/15/28 (Call 09/15/24)	25	22,059
Studio City Co. Ltd., 7.00%, 02/15/27
(Call 02/15/24)(b)	50	47,892
Studio City Finance Ltd., 5.00%, 01/15/29
(Call 01/15/24)(b)	70	54,371
Travel + Leisure Co.
4.50%, 12/01/29 (Call 09/01/29)(b)	35	30,134
4.63%, 03/01/30 (Call 12/01/29)(b)	20	17,224
6.00%, 04/01/27 (Call 01/01/27)	30	29,088
6.60%, 10/01/25 (Call 07/01/25)	25	24,980
6.63%, 07/31/26 (Call 04/30/26)(b)	35	34,977
		775,014
Machinery — 0.7%
ABB Finance USA Inc., 4.38%, 05/08/42.	10	8,722
ATS Automation Tooling Systems Inc., 4.13%, 12/15/28 (Call 12/15/23)(b)	25	22,175
Caterpillar Financial Services Corp.
0.80%, 11/13/25	45	41,535
0.90%, 03/02/26	95	86,901
1.10%, 09/14/27	169	147,802
1.15%, 09/14/26	10	9,044
1.45%, 05/15/25	90	85,365
1.70%, 01/08/27	20	18,195
2.40%, 08/09/26	50	46,904
3.25%, 12/01/24	72	70,539
Caterpillar Inc.
1.90%, 03/12/31 (Call 12/12/30)	25	20,706
2.60%, 09/19/29 (Call 06/19/29)	106	94,569
2.60%, 04/09/30 (Call 01/09/30)	44	38,719
3.25%, 09/19/49 (Call 03/19/49)	50	36,371
3.25%, 04/09/50 (Call 10/09/49)	55	40,266
Security	Par (000)	Value

Machinery (continued)
3.80%, 08/15/42	$55	$45,203
4.30%, 05/15/44 (Call 11/15/43)	50	44,407
4.75%, 05/15/64 (Call 11/15/63)	40	35,603
5.20%, 05/27/41	55	54,965
6.05%, 08/15/36	40	43,113
Chart Industries Inc.
7.50%, 01/01/30 (Call 01/01/26)(b)	75	76,512
9.50%, 01/01/31 (Call 01/01/26)(b)	26	27,758
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	12	10,874
1.88%, 01/15/26 (Call 12/15/25)	65	60,311
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)	104	98,295
Deere & Co.
2.75%, 04/15/25 (Call 03/15/25)	112	108,447
2.88%, 09/07/49 (Call 03/07/49)	40	27,412
3.10%, 04/15/30 (Call 01/15/30)	76	68,330
3.75%, 04/15/50 (Call 10/15/49)(c)	55	44,737
3.90%, 06/09/42 (Call 12/09/41)	65	55,132
5.38%, 10/16/29	25	25,758
7.13%, 03/03/31	25	28,328
Dover Corp.
2.95%, 11/04/29 (Call 08/04/29)	50	44,069
3.15%, 11/15/25 (Call 08/15/25)	67	64,309
5.38%, 10/15/35	5	4,973
5.38%, 03/01/41 (Call 12/01/40)	32	30,489
Flowserve Corp.
2.80%, 01/15/32 (Call 10/15/31)	25	19,664
3.50%, 10/01/30 (Call 07/01/30)	49	41,605
IDEX Corp.
2.63%, 06/15/31 (Call 03/15/31)	50	40,988
3.00%, 05/01/30 (Call 02/01/30)	74	63,896
John Deere Capital Corp.
0.70%, 01/15/26	52	47,675
1.05%, 06/17/26	57	51,758
1.25%, 01/10/25	100	95,830
1.30%, 10/13/26	35	31,716
1.45%, 01/15/31	17	13,424
1.50%, 03/06/28	12	10,458
1.75%, 03/09/27	75	67,873
2.00%, 06/17/31	12	9,747
2.05%, 01/09/25	90	87,057
2.25%, 09/14/26	90	84,004
2.45%, 01/09/30	66	57,284
2.65%, 06/10/26	72	68,139
2.80%, 09/08/27	90	83,595
2.80%, 07/18/29	50	44,765
3.05%, 01/06/28	43	40,121
3.40%, 06/06/25	79	77,074
3.40%, 09/11/25	53	51,549
3.45%, 03/13/25	91	89,169
3.45%, 03/07/29	72	67,231
4.15%, 09/15/27	40	39,121
Manitowoc Co. Inc. (The), 9.00%, 04/01/26
(Call 04/01/24)(b)	16	16,047
Mueller Water Products Inc., 4.00%, 06/15/29
(Call 06/15/24)(b)	26	22,955
nVent Finance Sarl, 2.75%, 11/15/31 (Call 08/15/31)	60	46,901
Otis Worldwide Corp.
2.06%, 04/05/25 (Call 03/05/25)	166	158,736
2.29%, 04/05/27 (Call 02/05/27)	70	64,168
2.57%, 02/15/30 (Call 11/15/29)	115	98,416

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
3.11%, 02/15/40 (Call 08/15/39)	$65	$48,554
3.36%, 02/15/50 (Call 08/15/49)	35	25,089
Rockwell Automation Inc.
2.80%, 08/15/61 (Call 02/15/61)	25	14,769
3.50%, 03/01/29 (Call 12/01/28)	110	103,139
4.20%, 03/01/49 (Call 09/01/48)	45	37,612
SPX FLOW Inc., 8.75%, 04/01/30 (Call 04/01/25)(b)	30	28,652
Terex Corp., 5.00%, 05/15/29 (Call 05/15/24)(b)	35	32,084
Vertiv Group Corp., 4.13%, 11/15/28 (Call 11/15/24)(b)	50	45,274
Weir Group PLC (The), 2.20%, 05/13/26
(Call 04/13/26)(b)	55	50,463
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26 (Call 08/15/26)	40	37,764
4.70%, 09/15/28 (Call 06/15/28)	50	48,287
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)	55	48,386
2.25%, 01/30/31 (Call 10/30/30)	50	40,864
3.25%, 11/01/26 (Call 08/01/26)	75	71,065
4.38%, 11/01/46 (Call 05/01/46)	22	17,238
		4,107,044
Machinery - Diversified — 0.0%
Ingersoll Rand Inc., 5.70%, 08/14/33 (Call 05/14/33)	20	20,243

Manufacturing — 0.4%
Carlisle Companies Inc.
2.75%, 03/01/30 (Call 12/01/29)	41	34,667
3.50%, 12/01/24 (Call 10/01/24)	55	53,619
3.75%, 12/01/27 (Call 09/01/27)	54	50,766
Eaton Corp.
3.10%, 09/15/27 (Call 06/15/27)	115	108,275
3.92%, 09/15/47 (Call 02/15/47)	20	15,958
4.00%, 11/02/32	25	23,167
4.15%, 11/02/42	60	51,247
4.70%, 08/23/52 (Call 02/23/52)	45	40,902
EnPro Industries Inc., 5.75%, 10/15/26
(Call 10/15/24)	25	24,406
Gates Global LLC/Gates Corp., 6.25%, 01/15/26
(Call 01/15/24)(b)	30	29,656
Hillenbrand Inc.
3.75%, 03/01/31 (Call 03/01/26)	25	20,732
5.00%, 09/15/26 (Call 07/15/26)	21	20,743
5.75%, 06/15/25 (Call 06/15/24)	20	19,814
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	70	66,271
3.90%, 09/01/42 (Call 03/01/42)	43	35,946
4.88%, 09/15/41 (Call 03/15/41)	62	58,753
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)	5	4,735
3.25%, 06/14/29 (Call 03/14/29)	71	64,884
4.00%, 06/14/49 (Call 12/14/48)	40	32,214
4.10%, 03/01/47 (Call 09/01/46)	35	28,032
4.20%, 11/21/34 (Call 05/21/34)	56	50,708
4.45%, 11/21/44 (Call 05/21/44)	25	21,120
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)	45	42,227
Siemens Financieringsmaatschappij NV
1.70%, 03/11/28(b)	250	219,134
2.15%, 03/11/31(b)	250	206,034
3.30%, 09/15/46(b)	250	182,502
6.13%, 08/17/26(b)	240	246,045
Teledyne Technologies Inc.
1.60%, 04/01/26 (Call 03/01/26)	80	73,291
Security	Par (000)	Value

Manufacturing (continued)
2.25%, 04/01/28 (Call 02/01/28)	$120	$105,474
Trinity Industries Inc., 7.75%, 07/15/28
(Call 07/15/25)(b)	20	20,400
		1,951,722
Media — 1.7%
Belo Corp.
7.25%, 09/15/27(c)	15	14,982
7.75%, 06/01/27	10	10,188
Cable One Inc., 4.00%, 11/15/30 (Call 11/15/25)(b)	35	27,313
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31 (Call 07/01/25)(b)	200	166,970
4.25%, 01/15/34 (Call 01/15/28)(b)	100	78,043
4.50%, 08/15/30 (Call 02/15/25)(b)	200	171,581
4.50%, 05/01/32 (Call 05/01/26)	170	139,874
4.50%, 06/01/33 (Call 06/01/27)(b)	100	80,094
4.75%, 03/01/30 (Call 09/01/24)(b)	200	175,077
5.00%, 02/01/28 (Call 08/01/24)(b)	200	187,357
5.13%, 05/01/27 (Call 05/01/24)(b)	175	166,519
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41 (Call 12/01/40)	160	106,818
3.85%, 04/01/61 (Call 10/01/60)	365	217,948
3.90%, 06/01/52 (Call 12/01/51)	550	351,239
4.20%, 03/15/28 (Call 12/15/27)	150	141,161
4.40%, 04/01/33 (Call 01/01/33)	55	48,731
4.91%, 07/23/25 (Call 04/23/25)	240	236,010
5.05%, 03/30/29 (Call 12/30/28)	140	134,934
5.75%, 04/01/48 (Call 10/01/47)	40	33,736
6.38%, 10/23/35 (Call 04/23/35)	170	166,609
6.48%, 10/23/45 (Call 04/23/45)	400	370,971
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	200	157,633
1.95%, 01/15/31 (Call 10/15/30)	205	166,922
2.45%, 08/15/52 (Call 02/15/52)	105	60,662
2.65%, 02/01/30 (Call 11/01/29)	120	104,969
2.65%, 08/15/62 (Call 02/15/62)	90	50,321
2.80%, 01/15/51 (Call 07/15/50)	100	62,536
2.89%, 11/01/51 (Call 05/01/51)	300	189,214
2.94%, 11/01/56 (Call 05/01/56)	365	222,827
2.99%, 11/01/63 (Call 05/01/63)	245	145,641
3.15%, 03/01/26 (Call 12/01/25)	50	48,111
3.15%, 02/15/28 (Call 11/15/27)	30	28,004
3.20%, 07/15/36 (Call 01/15/36)	5	4,006
3.25%, 11/01/39 (Call 05/01/39)	75	57,011
3.30%, 02/01/27 (Call 11/01/26)	120	114,271
3.30%, 04/01/27 (Call 02/01/27)	40	37,997
3.40%, 04/01/30 (Call 01/01/30)	205	186,895
3.40%, 07/15/46 (Call 01/15/46)	50	36,262
3.45%, 02/01/50 (Call 08/01/49)	110	78,719
3.55%, 05/01/28 (Call 02/01/28)	30	28,395
3.75%, 04/01/40 (Call 10/01/39)	100	81,406
3.90%, 03/01/38 (Call 09/01/37)	95	80,746
3.95%, 10/15/25 (Call 08/15/25)	170	166,505
3.97%, 11/01/47 (Call 05/01/47)	100	78,441
4.00%, 03/01/48 (Call 09/01/47)	75	59,287
4.00%, 11/01/49 (Call 05/01/49)	145	113,518
4.05%, 11/01/52 (Call 05/01/52)	80	62,415
4.15%, 10/15/28 (Call 07/15/28)	305	294,853
4.20%, 08/15/34 (Call 02/15/34)	55	50,241
4.25%, 10/15/30 (Call 07/15/30)	100	95,360
4.25%, 01/15/33	165	153,832

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
4.40%, 08/15/35 (Call 02/25/35)	$30	$27,548
4.60%, 10/15/38 (Call 04/15/38)	30	27,371
4.70%, 10/15/48 (Call 04/15/48)	105	93,671
4.80%, 05/15/33 (Call 02/15/33)	115	112,054
4.95%, 10/15/58 (Call 04/15/58)	60	54,535
5.25%, 11/07/25	135	135,365
5.35%, 05/15/53 (Call 11/15/52)	30	28,987
6.50%, 11/15/35	130	142,331
Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)	40	38,757
3.63%, 05/15/30 (Call 02/15/30)	75	66,248
3.95%, 06/15/25 (Call 05/15/25)	40	38,894
3.95%, 03/20/28 (Call 12/20/27)	100	93,542
4.00%, 09/15/55 (Call 03/15/55)	76	50,176
4.13%, 05/15/29 (Call 02/15/29)	50	46,147
4.65%, 05/15/50 (Call 11/15/49)	62	46,715
4.88%, 04/01/43	49	38,585
4.90%, 03/11/26 (Call 12/11/25)	55	54,344
5.00%, 09/20/37 (Call 03/20/37)	40	33,935
5.20%, 09/20/47 (Call 03/20/47)	67	54,237
5.30%, 05/15/49 (Call 11/15/48)	48	39,228
6.35%, 06/01/40	40	38,367
Gray Escrow II Inc., 5.38%, 11/15/31
(Call 11/15/26)(b)	63	44,902
Gray Television Inc.
4.75%, 10/15/30 (Call 10/15/25)(b)	45	32,129
5.88%, 07/15/26 (Call 07/15/24)(b)	40	37,769
7.00%, 05/15/27 (Call 05/15/24)(b)	30	27,266
Grupo Televisa SAB, 6.13%, 01/31/46 (Call 06/30/45)	200	186,646
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 01/15/24)(b)(c)	25	19,070
5.25%, 08/15/27 (Call 08/15/24)(b)	40	30,711
6.38%, 05/01/26 (Call 05/01/24)	40	34,047
8.38%, 05/01/27 (Call 05/01/24)(c)	50	34,985
NBCUniversal Media LLC, 4.45%, 01/15/43	100	85,778
Nexstar Media Inc.
4.75%, 11/01/28 (Call 11/01/24)(b)	55	48,659
5.63%, 07/15/27 (Call 07/15/24)(b)	85	80,495
Scripps Escrow II Inc.
3.88%, 01/15/29 (Call 01/15/24)(b)	30	25,330
5.38%, 01/15/31 (Call 01/15/26)(b)	20	13,736
Scripps Escrow Inc., 5.88%, 07/15/27
(Call 07/15/24)(b)	25	21,063
Sirius XM Radio Inc.
3.13%, 09/01/26 (Call 09/01/24)(b)	55	50,779
3.88%, 09/01/31 (Call 09/01/26)(b)	80	64,705
4.00%, 07/15/28 (Call 07/15/24)(b)	100	89,410
4.13%, 07/01/30 (Call 07/01/25)(b)	75	63,568
5.00%, 08/01/27 (Call 08/01/24)(b)	85	81,059
5.50%, 07/01/29 (Call 07/01/24)(b)	70	65,076
Sky Group Finance Ltd., 6.50%, 10/15/35(b)	40	42,973
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/24)	50	45,591
4.75%, 03/15/26 (Call 03/15/24)(b)	31	29,866
5.00%, 09/15/29 (Call 09/15/24)	55	48,857
Thomson Reuters Corp.
3.35%, 05/15/26 (Call 02/15/26)	21	20,029
5.50%, 08/15/35	25	24,462
5.65%, 11/23/43 (Call 05/23/43)(c)	25	22,977
5.85%, 04/15/40	22	21,471
Security	Par (000)	Value

Media (continued)
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	$55	$61,606
Time Warner Cable LLC
5.50%, 09/01/41 (Call 03/01/41)	265	219,600
7.30%, 07/01/38	160	159,775
VZ Secured Financing BV, 5.00%, 01/15/32
(Call 01/15/27)(b)	70	57,307
Ziggo Bond Co. BV
5.13%, 02/28/30 (Call 02/15/25)(b)	30	23,432
6.00%, 01/15/27 (Call 01/15/24)(b)	25	23,697
Ziggo BV, 4.88%, 01/15/30 (Call 10/15/24)(b)	45	38,501
		9,281,519
Metal Fabricate & Hardware — 0.0%
Advanced Drainage Systems Inc.
5.00%, 09/30/27 (Call 09/30/24)(b)	25	23,863
6.38%, 06/15/30 (Call 07/15/25)(b)	30	29,481
Timken Co. (The), 4.50%, 12/15/28 (Call 09/15/28)	30	28,408
Valmont Industries Inc., 5.00%, 10/01/44
(Call 04/01/44)	37	31,230
		112,982
Mining — 0.2%
Antofagasta PLC, 5.63%, 05/13/32(e)	200	191,389
Century Aluminum Co., 7.50%, 04/01/28
(Call 04/01/24)(b)	15	14,270
Coeur Mining Inc., 5.13%, 02/15/29
(Call 02/15/24)(b)(c)	20	17,262
Compass Minerals International Inc., 6.75%, 12/01/27
(Call 12/01/23)(b)	25	24,353
Constellium SE
3.75%, 04/15/29 (Call 04/15/24)(b)	30	26,212
5.63%, 06/15/28 (Call 06/15/24)(b)	20	19,131
5.88%, 02/15/26 (Call 02/15/24)(b)	20	19,775
FMG Resources August 2006 Pty. Ltd.
4.38%, 04/01/31 (Call 01/01/31)(b)	80	69,819
4.50%, 09/15/27 (Call 06/15/27)(b)	30	28,306
FMG Resources August Pty. Ltd.
5.88%, 04/15/30 (Call 01/15/30)(b)	40	38,478
6.13%, 04/15/32 (Call 01/15/32)(b)	45	43,603
Hecla Mining Co., 7.25%, 02/15/28 (Call 02/15/24)	25	24,770
Kaiser Aluminum Corp.
4.50%, 06/01/31 (Call 06/01/26)(b)	30	24,248
4.63%, 03/01/28 (Call 03/01/24)(b)	25	22,165
Kinross Gold Corp., 4.50%, 07/15/27 (Call 04/15/27)	105	101,414
New Gold Inc., 7.50%, 07/15/27 (Call 07/15/24)(b)(c)	25	24,502
Newcrest Finance Pty. Ltd.
3.25%, 05/13/30 (Call 02/13/30)(b)	95	83,526
4.20%, 05/13/50 (Call 11/13/49)(b)	20	15,786
5.75%, 11/15/41(b)	27	26,176
Perenti Finance Pty. Ltd., 6.50%, 10/07/25
(Call 10/07/24)(b)	30	29,408
Taseko Mines Ltd., 7.00%, 02/15/26
(Call 02/15/24)(b)(c)	25	23,467
Yamana Gold Inc., 2.63%, 08/15/31 (Call 05/15/31)	45	36,387
		904,447
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)	69	63,236
3.25%, 02/15/29 (Call 08/15/24)	45	39,591
3.28%, 12/01/28 (Call 10/01/28)	55	48,770
3.57%, 12/01/31 (Call 09/01/31)	15	12,847

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Office & Business Equipment (continued)
4.13%, 05/01/25 (Call 05/01/24)	$30	$29,265
4.25%, 04/01/28 (Call 10/01/24)	40	37,684
5.50%, 12/01/24 (Call 06/01/24)	80	79,462
Pitney Bowes Inc.
6.88%, 03/15/27 (Call 03/15/24)(b)(c)	25	22,121
7.25%, 03/15/29 (Call 03/15/24)(b)	20	16,358
Xerox Corp.
4.80%, 03/01/35	15	10,440
6.75%, 12/15/39	17	12,595
Xerox Holdings Corp.
5.00%, 08/15/25 (Call 07/15/25)(b)	40	38,271
5.50%, 08/15/28 (Call 07/15/28)(b)	40	33,362
		444,002
Office Furnishings — 0.0%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	22	20,216

Packaging & Containers — 0.3%
AptarGroup Inc., 3.60%, 03/15/32 (Call 12/15/31)	10	8,534
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)	70	57,963
3.13%, 09/15/31 (Call 06/15/31)(c)	40	33,104
4.88%, 03/15/26 (Call 12/15/25)	40	39,258
5.25%, 07/01/25	55	54,750
6.00%, 06/15/29 (Call 05/15/26)	65	64,836
6.88%, 03/15/28 (Call 11/15/24)	40	40,910
Berry Global Inc.
1.57%, 01/15/26 (Call 12/15/25)	120	110,109
4.50%, 02/15/26 (Call 02/15/24)(b)(c)	20	19,215
5.63%, 07/15/27 (Call 07/15/24)(b)	30	29,338
Brambles USA Inc., 4.13%, 10/23/25
(Call 07/25/25)(b)	50	48,588
Cascades Inc./Cascades USA Inc.
5.13%, 01/15/26 (Call 01/15/24)(b)(c)	15	14,416
5.38%, 01/15/28 (Call 01/15/24)(b)	27	25,533
Clearwater Paper Corp., 4.75%, 08/15/28
(Call 08/15/24)(b)	20	17,908
OI European Group BV, 4.75%, 02/15/30
(Call 11/15/24)(b)	25	22,525
Owens-Brockway Glass Container Inc.
6.63%, 05/13/27 (Call 05/15/24)(b)	35	34,641
7.25%, 05/15/31 (Call 05/15/26)(b)	40	39,694
Packaging Corp. of America, 3.05%, 10/01/51
(Call 04/01/51)	100	63,235
Sealed Air Corp.
1.57%, 10/15/26 (Call 09/15/26)(b)	110	97,722
4.00%, 12/01/27 (Call 09/01/27)(b)	25	23,093
5.00%, 04/15/29 (Call 04/15/25)(b)	25	23,482
5.50%, 09/15/25 (Call 06/15/25)(b)	25	24,865
6.88%, 07/15/33(b)	25	25,049
Sealed Air Corp./Sealed Air Corp. U.S., 7.25%, 02/15/31 (Call 11/15/26)(b)	20	20,534
Sealed Air Corp./Sealed Air Corp. US, 6.13%, 02/01/28 (Call 02/01/24)(b)	45	44,493
Silgan Holdings Inc., 4.13%, 02/01/28 (Call 10/01/24)	25	23,143
Sonoco Products Co.
1.80%, 02/01/25 (Call 02/01/24)	170	162,715
3.13%, 05/01/30 (Call 02/01/30)	75	64,993
TriMas Corp., 4.13%, 04/15/29 (Call 04/15/24)(b)	25	21,794
Trivium Packaging Finance BV
5.50%, 08/15/26 (Call 08/15/24)(b)	60	57,716
8.50%, 08/15/27 (Call 08/15/24)(b)	30	27,263
Security	Par (000)	Value

Packaging & Containers (continued)
WRKCo Inc.
3.00%, 06/15/33 (Call 03/15/33)	$50	$41,118
3.38%, 09/15/27 (Call 06/15/27)	10	9,284
3.75%, 03/15/25 (Call 01/15/25)	30	29,213
3.90%, 06/01/28 (Call 03/01/28)	20	18,725
4.00%, 03/15/28 (Call 12/15/27)	50	47,054
4.20%, 06/01/32 (Call 03/01/32)	20	18,364
4.65%, 03/15/26 (Call 01/15/26)	150	147,044
4.90%, 03/15/29 (Call 12/15/28)	40	39,192
		1,691,413
Pharmaceuticals — 0.3%
180 Medical Inc., 3.88%, 10/15/29 (Call 10/07/24)(b)	35	30,623
AdaptHealth LLC
4.63%, 08/01/29 (Call 02/01/24)(b)	25	19,753
5.13%, 03/01/30 (Call 03/01/25)(b)	35	27,862
6.13%, 08/01/28 (Call 08/01/24)(b)	10	8,573
Bausch Health Americas Inc.
8.50%, 01/31/27 (Call 07/31/24)(b)(c)	40	19,699
9.25%, 04/01/26 (Call 04/01/24)(b)	40	35,531
Bausch Health Companies Inc.
4.88%, 06/01/28 (Call 06/01/24)(b)	95	48,317
5.00%, 01/30/28 (Call 01/30/24)(b)(c)	25	9,277
5.00%, 02/15/29 (Call 02/15/24)(b)(c)	25	8,737
5.25%, 01/30/30 (Call 01/30/25)(b)(c)	40	14,200
5.25%, 02/15/31 (Call 02/15/26)(b)	25	8,749
5.50%, 11/01/25 (Call 05/01/24)(b)	85	74,061
5.75%, 08/15/27 (Call 08/15/24)(b)(c)	25	13,618
6.13%, 02/01/27 (Call 02/01/24)(b)	50	28,022
6.25%, 02/15/29 (Call 02/15/24)(b)	50	17,937
9.00%, 12/15/25 (Call 12/15/23)(b)	55	49,484
11.00%, 09/30/28(b)	90	56,226
14.00%, 10/15/30 (Call 10/15/25)(b)	10	5,206
Elanco Animal Health Inc., 6.65%, 08/28/28
(Call 05/28/28)(c)	45	45,123
EMD Finance LLC, 3.25%, 03/19/25 (Call 12/19/24)(b)	100	96,980
Grifols Escrow Issuer SA, 4.75%, 10/15/28
(Call 10/15/24)(b)	45	39,786
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 03/01/24)(b)	35	34,334
HLF Financing Sarl LLC/Herbalife International Inc., 4.88%, 06/01/29 (Call 06/01/24)(b)(c)	35	24,773
Jazz Securities DAC, 4.38%, 01/15/29
(Call 07/15/24)(b)	85	76,533
Novartis Capital Corp.
3.10%, 05/17/27 (Call 02/17/27)	150	142,347
4.40%, 05/06/44	200	180,265
Option Care Health Inc., 4.38%, 10/31/29
(Call 10/31/24)(b)	30	26,514
Organon & Co./Organon Foreign Debt Co.-Issuer BV
4.13%, 04/30/28 (Call 04/30/24)(b)	105	93,215
5.13%, 04/30/31 (Call 04/30/26)(b)	105	82,696
Owens & Minor Inc.
4.38%, 12/15/24 (Call 09/15/24)(c)	15	14,727
4.50%, 03/31/29 (Call 03/31/24)(b)(c)	30	25,733
6.63%, 04/01/30 (Call 04/01/25)(b)(c)	30	28,094
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	45	44,350
4.38%, 03/15/26 (Call 12/15/25)	40	38,422
4.65%, 06/15/30 (Call 03/15/30)	40	35,731
4.90%, 12/15/44 (Call 06/15/44)	20	14,993

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Zoetis Inc.
3.00%, 09/12/27 (Call 06/15/27)	$45	$41,906
3.00%, 05/15/50 (Call 11/15/49)	50	33,248
3.90%, 08/20/28 (Call 05/20/28)	30	28,581
3.95%, 09/12/47 (Call 03/12/47)	33	25,824
4.45%, 08/20/48 (Call 02/20/48)	20	16,917
4.50%, 11/13/25 (Call 08/13/25)	60	58,947
4.70%, 02/01/43 (Call 08/01/42)	40	35,792
		1,761,706
Private Equity — 0.0%
Carlyle Finance LLC, 5.65%, 09/15/48
(Call 03/15/48)(b)	20	17,149
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/29
(Call 06/19/29)(b)	40	36,515
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(b)	35	31,112
		84,776
Real Estate — 0.3%
Anywhere Real Estate Group LLC/Anywhere
Co.-Issuer Corp., 7.00%, 04/15/30
(Call 04/15/25)(b)	29	25,228
CBRE Services Inc.
2.50%, 04/01/31 (Call 01/01/31)	25	20,004
4.88%, 03/01/26 (Call 12/01/25)	60	58,755
China Resources Land Ltd., 3.75%, (Call 12/09/24),
(5-year CMT + 5.139%)(a)(e)(f)	200	194,109
Corp Inmobiliaria Vesta SAB de CV, 3.63%, 05/13/31
(Call 02/13/31)(e)	200	163,550
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/28 (Call 05/18/24)(b)	40	38,050
8.88%, 09/01/31 (Call 09/01/26)(b)(c)	25	25,212
Hongkong Land Finance Cayman Islands Co. Ltd. (The), 2.88%, 05/27/30 (Call 02/27/30)(e)	200	170,015
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 02/01/24)(b)	40	34,340
4.38%, 02/01/31 (Call 02/01/26)(b)	35	29,069
5.38%, 08/01/28 (Call 08/01/24)(b)	40	37,494
Hysan MTN Ltd., 2.88%, 06/02/27 (Call 03/02/27)(e)	200	181,245
Kennedy-Wilson Inc.
4.75%, 03/01/29 (Call 03/01/24)	30	24,044
4.75%, 02/01/30 (Call 09/01/24)	30	22,922
5.00%, 03/01/31 (Call 03/01/26)(c)	35	26,384
MAF Sukuk Ltd., 3.93%, 02/28/30(e)	200	181,078
Realogy Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30 (Call 04/15/25)(b)	3	2,029
5.75%, 01/15/29 (Call 01/15/24)(b)	3	2,131
Sun Hung Kai Properties Capital Market Ltd., 2.75%, 05/13/30 (Call 02/13/30)(e)	200	169,269
Swire Properties MTN Financing Ltd., 3.50%, 01/10/28(e)	200	186,567
Vanke Real Estate Hong Kong Co. Ltd., 3.50%, 11/12/29(e)	200	111,071
Wharf REIC Finance BVI Ltd., 2.38%, 05/07/25(e)	200	190,510
		1,893,076
Real Estate Investment Trusts — 2.1%
Alexandria Real Estate Equities Inc.
2.00%, 05/18/32 (Call 02/18/32)	75	56,622
2.75%, 12/15/29 (Call 09/15/29)	15	12,718
2.95%, 03/15/34 (Call 12/15/33)	105	82,790
3.00%, 05/18/51 (Call 11/18/50)	82	49,123
3.38%, 08/15/31 (Call 05/15/31)	55	47,422
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.45%, 04/30/25 (Call 02/28/25)	$50	$48,520
3.55%, 03/15/52 (Call 09/15/51)	20	13,466
3.80%, 04/15/26 (Call 02/15/26)	90	86,592
3.95%, 01/15/27 (Call 10/15/26)	28	26,661
4.00%, 02/01/50 (Call 08/01/49)	40	29,208
4.30%, 01/15/26 (Call 10/15/25)	35	34,045
4.50%, 07/30/29 (Call 04/30/29)	50	47,202
4.70%, 07/01/30 (Call 04/01/30)	40	37,433
4.85%, 04/15/49 (Call 10/15/48)	15	12,351
4.90%, 12/15/30 (Call 09/15/30)	81	77,628
American Homes 4 Rent LP, 3.63%, 04/15/32
(Call 01/15/32)	100	85,784
American Tower Corp.
1.30%, 09/15/25 (Call 08/15/25)	15	13,881
1.45%, 09/15/26 (Call 08/15/26)	35	31,350
1.50%, 01/31/28 (Call 11/30/27)	90	76,721
1.60%, 04/15/26 (Call 03/15/26)	30	27,366
1.88%, 10/15/30 (Call 07/15/30)	60	47,145
2.10%, 06/15/30 (Call 03/15/30)	59	47,657
2.30%, 09/15/31 (Call 06/15/31)	60	47,579
2.40%, 03/15/25 (Call 02/15/25)	85	81,520
2.70%, 04/15/31 (Call 01/15/31)	45	37,057
2.75%, 01/15/27 (Call 11/15/26)	49	45,121
2.90%, 01/15/30 (Call 10/15/29)	55	47,301
2.95%, 01/15/25 (Call 12/15/24)	35	33,881
2.95%, 01/15/51 (Call 07/15/50)	60	36,782
3.10%, 06/15/50 (Call 12/15/49)	35	21,973
3.13%, 01/15/27 (Call 10/15/26)	44	40,897
3.38%, 10/15/26 (Call 07/15/26)	89	84,003
3.55%, 07/15/27 (Call 04/15/27)	64	60,152
3.60%, 01/15/28 (Call 10/15/27)	54	50,249
3.70%, 10/15/49 (Call 04/15/49)	27	18,993
3.80%, 08/15/29 (Call 05/15/29)	76	69,760
3.95%, 03/15/29 (Call 12/15/28)	61	56,569
4.00%, 06/01/25 (Call 03/01/25)	39	38,013
4.40%, 02/15/26 (Call 11/15/25)	50	48,824
5.65%, 03/15/33 (Call 12/15/32)	85	84,739
5.90%, 11/15/33 (Call 08/15/33)	30	30,512
AvalonBay Communities Inc.
2.05%, 01/15/32 (Call 10/15/31)	75	60,165
2.45%, 01/15/31 (Call 10/15/30)	80	66,187
3.35%, 05/15/27 (Call 02/15/27)	50	47,081
3.90%, 10/15/46 (Call 04/15/46)	40	29,927
4.15%, 07/01/47 (Call 01/01/47)	25	19,662
Boston Properties LP
2.45%, 10/01/33 (Call 07/01/33)	50	35,069
2.55%, 04/01/32 (Call 01/01/32)	60	44,722
2.75%, 10/01/26 (Call 07/01/26)	65	58,900
2.90%, 03/15/30 (Call 12/15/29)	50	40,122
3.25%, 01/30/31 (Call 10/30/30)	80	64,858
3.40%, 06/21/29 (Call 03/21/29)	70	59,735
3.65%, 02/01/26 (Call 11/03/25)	95	89,858
4.50%, 12/01/28 (Call 09/01/28)	45	41,373
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)	20	17,322
4.55%, 10/01/29 (Call 07/01/29)	15	12,514
7.80%, 03/15/28 (Call 02/15/28)	15	14,363
Brixmor Operating Partnership LP
2.25%, 04/01/28 (Call 02/01/28)	43	37,093
2.50%, 08/16/31 (Call 05/16/31)	20	15,794
3.85%, 02/01/25 (Call 11/01/24)	40	38,901

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.90%, 03/15/27 (Call 12/15/26)	$50	$46,872
4.05%, 07/01/30 (Call 04/01/30)	55	49,410
4.13%, 06/15/26 (Call 03/15/26)	32	30,598
4.13%, 05/15/29 (Call 02/15/29)	25	22,872
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL
4.50%, 04/01/27 (Call 10/01/24)(b)	45	39,457
5.75%, 05/15/26 (Call 05/15/24)(b)	55	52,293
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	31	26,729
3.15%, 07/01/29 (Call 04/01/29)	29	26,048
3.35%, 11/01/49 (Call 05/01/49)	25	17,203
4.10%, 10/15/28 (Call 07/15/28)	20	18,996
Corporate Office Properties LP
2.00%, 01/15/29 (Call 11/15/28)	30	23,886
2.25%, 03/15/26 (Call 02/15/26)	53	48,663
2.75%, 04/15/31 (Call 01/15/31)	35	26,844
2.90%, 12/01/33 (Call 09/01/33)	20	14,489
Crown Castle Inc.
2.90%, 04/01/41 (Call 10/01/40)	97	65,430
3.25%, 01/15/51 (Call 07/15/50)	53	34,057
Crown Castle International Corp.
1.05%, 07/15/26 (Call 06/15/26)	65	57,797
1.35%, 07/15/25 (Call 06/15/25)	70	65,318
2.10%, 04/01/31 (Call 01/01/31)	91	71,528
2.25%, 01/15/31 (Call 10/15/30)	67	53,540
2.50%, 07/15/31 (Call 04/15/31)	71	57,082
2.90%, 03/15/27 (Call 02/15/27)	10	9,191
3.10%, 11/15/29 (Call 08/15/29)	55	47,788
3.30%, 07/01/30 (Call 04/01/30)	67	58,126
3.65%, 09/01/27 (Call 06/01/27)	99	92,505
3.70%, 06/15/26 (Call 03/15/26)	115	109,827
3.80%, 02/15/28 (Call 11/15/27)	55	51,220
4.00%, 03/01/27 (Call 12/01/26)	25	23,773
4.00%, 11/15/49 (Call 05/15/49)	28	20,444
4.15%, 07/01/50 (Call 01/01/50)	35	26,217
4.30%, 02/15/29 (Call 11/15/28)	52	48,756
4.45%, 02/15/26 (Call 11/15/25)	72	70,225
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)	85	76,749
3.70%, 08/15/27 (Call 05/15/27)	145	136,712
4.45%, 07/15/28 (Call 04/15/28)	60	57,246
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	40	36,911
1.25%, 07/15/25 (Call 06/15/25)	84	78,267
1.55%, 03/15/28 (Call 01/15/28)	50	42,742
1.80%, 07/15/27 (Call 05/15/27)	60	53,017
2.00%, 05/15/28 (Call 03/15/28)	40	34,746
2.15%, 07/15/30 (Call 04/15/30)	114	92,695
2.50%, 05/15/31 (Call 02/15/31)	20	16,273
2.90%, 11/18/26 (Call 09/18/26)	69	64,435
2.95%, 09/15/51 (Call 03/15/51)	35	21,140
3.00%, 07/15/50 (Call 01/15/50)	35	21,773
3.20%, 11/18/29 (Call 08/18/29)	55	48,613
3.40%, 02/15/52 (Call 08/15/51)	10	6,639
3.90%, 04/15/32 (Call 01/15/32)	25	22,171
Federal Realty Investment Trust
1.25%, 02/15/26 (Call 01/15/26)	25	22,771
3.20%, 06/15/29 (Call 03/15/29)	50	43,941
3.25%, 07/15/27 (Call 04/15/27)	15	13,847
3.50%, 06/01/30 (Call 03/01/30)	45	39,293
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.50%, 12/01/44 (Call 06/01/44)	$20	$15,432
Goodman U.S. Finance Three LLC, 3.70%, 03/15/28
(Call 12/15/27)(b)(c)	45	41,094
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26 (Call 03/15/26)(b)	60	54,306
3.75%, 09/15/30(b)(c)	25	19,757
6.00%, 04/15/25 (Call 04/15/24)(b)	25	24,651
Healthpeak Properties Inc.
1.35%, 02/01/27 (Call 01/01/27)	35	30,764
2.88%, 01/15/31 (Call 10/15/30)	61	50,389
3.00%, 01/15/30 (Call 10/15/29)	50	42,916
3.25%, 07/15/26 (Call 05/15/26)	40	37,942
4.00%, 06/01/25 (Call 03/01/25)	25	24,351
6.75%, 02/01/41 (Call 08/01/40)	34	35,090
Healthpeak Properties Interim Inc., 5.25%, 12/15/32
(Call 09/15/32)	30	29,015
Host Hotels & Resorts LP
Series F, 4.50%, 02/01/26 (Call 11/01/25)	47	45,567
Series H, 3.38%, 12/15/29 (Call 09/16/29)	72	61,781
Series I, 3.50%, 09/15/30 (Call 06/15/30)	52	44,418
Series J, 2.90%, 12/15/31 (Call 09/15/31)	15	11,963
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)	35	23,296
4.65%, 04/01/29 (Call 01/01/29)	30	22,582
Invitation Homes Operating Partnership LP
4.15%, 04/15/32 (Call 01/15/32)	145	127,174
5.50%, 08/15/33 (Call 05/15/33)	10	9,553
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(b)	55	47,641
4.88%, 09/15/27 (Call 09/15/24)(b)	57	54,011
4.88%, 09/15/29 (Call 09/15/24)(b)	55	50,269
5.00%, 07/15/28 (Call 07/15/24)(b)	30	28,079
5.25%, 03/15/28 (Call 12/27/23)(b)	45	42,660
5.25%, 07/15/30 (Call 07/15/25)(b)	65	59,509
5.63%, 07/15/32 (Call 07/15/26)(b)	30	27,261
7.00%, 02/15/29 (Call 08/15/25)(b)	60	60,565
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32 (Call 07/15/27)(b)	40	34,934
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	40	28,062
2.65%, 11/15/33 (Call 08/15/33)	25	17,358
3.05%, 02/15/30 (Call 11/15/29)	15	12,045
4.25%, 08/15/29 (Call 05/15/29)	50	43,492
4.38%, 10/01/25 (Call 07/01/25)	40	38,270
4.75%, 12/15/28 (Call 09/15/28)	30	27,152
Kimco Realty Corp.
1.90%, 03/01/28 (Call 01/01/28)	20	17,113
2.70%, 10/01/30 (Call 07/01/30)	75	62,277
2.80%, 10/01/26 (Call 07/01/26)	19	17,664
3.80%, 04/01/27 (Call 01/01/27)	25	23,619
4.13%, 12/01/46 (Call 06/01/46)	30	21,748
4.25%, 04/01/45 (Call 10/01/44)	30	22,747
4.60%, 02/01/33 (Call 11/01/32)	135	123,684
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31 (Call 03/15/26)	70	43,204
4.63%, 08/01/29 (Call 08/01/24)	45	32,165
5.00%, 10/15/27 (Call 09/07/24)	65	51,913
5.25%, 08/01/26 (Call 08/01/24)	30	26,158
NNN REIT Inc.
3.50%, 04/15/51 (Call 01/15/50)	75	50,119
5.60%, 10/15/33 (Call 07/15/33)	70	68,479

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Omega Healthcare Investors Inc.
3.25%, 04/15/33 (Call 01/15/33)	$50	$38,181
3.38%, 02/01/31 (Call 11/01/30)	57	46,299
4.75%, 01/15/28 (Call 10/15/27)	50	46,718
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29 (Call 05/15/24)(b)	45	40,124
5.88%, 10/01/28 (Call 10/01/24)(b)	40	37,831
7.50%, 06/01/25 (Call 06/01/24)(b)	35	35,212
Physicians Realty LP
2.63%, 11/01/31 (Call 08/01/31)	30	23,709
3.95%, 01/15/28 (Call 10/15/27)	10	9,300
4.30%, 03/15/27 (Call 12/15/26)	20	19,141
Piedmont Operating Partnership LP, 3.15%, 08/15/30
(Call 05/15/30)	15	10,857
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)	35	27,010
1.63%, 03/15/31 (Call 12/15/30)	80	62,046
1.75%, 07/01/30 (Call 04/01/30)	44	35,191
2.13%, 04/15/27 (Call 02/15/27)	51	46,262
2.13%, 10/15/50 (Call 04/15/50)	42	22,350
2.25%, 04/15/30 (Call 01/15/30)	104	86,916
2.88%, 11/15/29 (Call 08/15/29)	24	21,028
3.00%, 04/15/50 (Call 10/15/49)	27	17,355
3.05%, 03/01/50 (Call 09/01/49)	27	17,552
3.25%, 06/30/26 (Call 03/30/26)	45	43,027
3.25%, 10/01/26 (Call 07/01/26)	55	52,303
3.38%, 12/15/27 (Call 09/15/27)	15	13,998
3.88%, 09/15/28 (Call 06/15/28)	50	47,231
4.00%, 09/15/28 (Call 06/15/28)	26	24,745
4.38%, 09/15/48 (Call 03/15/48)	35	28,162
4.63%, 01/15/33 (Call 10/15/32)	35	33,271
4.75%, 06/15/33 (Call 03/15/33)	50	47,738
5.13%, 01/15/34 (Call 10/15/33)	45	44,240
5.25%, 06/15/53 (Call 12/15/52)	40	37,750
Public Storage Operating Co.
2.30%, 05/01/31 (Call 02/01/31)	150	123,192
5.10%, 08/01/33 (Call 05/01/33)	80	78,629
5.35%, 08/01/53 (Call 02/01/53)	30	28,873
Regency Centers LP
3.60%, 02/01/27 (Call 11/01/26)	95	89,862
3.70%, 06/15/30 (Call 03/15/30)	40	35,719
4.40%, 02/01/47 (Call 08/01/46)	20	15,357
4.65%, 03/15/49 (Call 09/15/48)	30	23,844
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29 (Call 02/15/24)(b)	30	27,069
4.75%, 10/15/27 (Call 10/15/24)	35	33,288
7.25%, 07/15/28 (Call 07/15/25)(b)	25	25,503
SBA Communications Corp.
3.13%, 02/01/29 (Call 02/01/24)	85	74,005
3.88%, 02/15/27 (Call 02/15/24)	80	75,307
Scentre Group Trust 1/Scentre Group Trust 2
3.25%, 10/28/25 (Call 07/28/25)(b)	45	42,949
3.50%, 02/12/25 (Call 11/12/24)(b)	120	116,722
3.63%, 01/28/26 (Call 12/28/25)(b)	90	86,359
3.75%, 03/23/27 (Call 12/23/26)(b)	30	28,322
4.38%, 05/28/30 (Call 02/28/30)(b)	60	55,447
Scentre Group Trust 2, 5.13%, 09/24/80
(Call 06/24/30), (5-year CMT + 4.685%)(a)(b)	35	30,321
Simon Property Group LP
1.75%, 02/01/28 (Call 11/01/27)	65	56,582
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
2.45%, 09/13/29 (Call 06/13/29)	$262	$224,179
2.65%, 07/15/30 (Call 04/15/30)	55	46,521
3.25%, 11/30/26 (Call 08/30/26)	45	42,493
3.25%, 09/13/49 (Call 03/13/49)	70	46,059
3.30%, 01/15/26 (Call 10/15/25)	240	229,850
3.38%, 12/01/27 (Call 09/01/27)	45	41,889
3.80%, 07/15/50 (Call 01/15/50)	105	75,478
6.75%, 02/01/40 (Call 11/01/39)	80	84,905
Starwood Property Trust Inc.
3.63%, 07/15/26 (Call 01/15/26)(b)	25	23,152
3.75%, 12/31/24 (Call 09/30/24)(b)	25	24,231
4.38%, 01/15/27 (Call 07/15/26)(b)	30	27,599
4.75%, 03/15/25 (Call 09/15/24)	30	29,507
STORE Capital Corp., 2.70%, 12/01/31
(Call 09/01/31)	50	35,703
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 6.00%, 01/15/30 (Call 01/15/25)(b)(c)	25	16,204
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
4.75%, 04/15/28 (Call 04/15/24)(b)	35	29,066
6.50%, 02/15/29 (Call 02/15/24)(b)	60	39,988
10.50%, 02/15/28 (Call 09/15/25)(b)	135	132,977
Ventas Realty LP
3.00%, 01/15/30 (Call 10/15/29)	25	21,280
3.25%, 10/15/26 (Call 07/15/26)	35	32,710
3.85%, 04/01/27 (Call 01/01/27)	47	44,309
4.00%, 03/01/28 (Call 12/01/27)	27	25,195
4.13%, 01/15/26 (Call 10/15/25)	65	62,797
4.38%, 02/01/45 (Call 08/01/44)	15	11,188
4.40%, 01/15/29 (Call 10/15/28)	37	34,743
4.75%, 11/15/30 (Call 08/15/30)	12	11,206
4.88%, 04/15/49 (Call 10/15/48)	17	13,550
5.70%, 09/30/43 (Call 03/30/43)	30	26,839
WEA Finance LLC
2.88%, 01/15/27 (Call 11/15/26)(b)	70	61,505
3.50%, 06/15/29 (Call 03/15/29)(b)	55	45,346
4.13%, 09/20/28 (Call 06/20/28)(b)	35	30,360
4.63%, 09/20/48 (Call 03/20/48)(b)(c)	45	28,591
WEA Finance LLC/Westfield UK & Europe Finance PLC, 4.75%, 09/17/44 (Call 03/17/44)(b)	10	6,650
Welltower Inc.
2.75%, 01/15/32 (Call 10/15/31)	30	24,302
4.00%, 06/01/25 (Call 03/01/25)	210	204,718
6.50%, 03/15/41 (Call 09/15/40)	25	25,781
Welltower OP LLC
2.05%, 01/15/29 (Call 11/15/28)	55	46,650
2.75%, 01/15/31 (Call 10/15/30)	60	49,843
2.80%, 06/01/31 (Call 03/01/31)	40	33,324
4.13%, 03/15/29 (Call 09/15/28)	60	56,321
4.25%, 04/15/28 (Call 01/15/28)	35	33,404
4.95%, 09/01/48 (Call 03/01/48)	25	21,739
WP Carey Inc.
2.25%, 04/01/33 (Call 01/01/33)	90	66,436
2.40%, 02/01/31 (Call 11/01/30)	30	24,231
3.85%, 07/15/29 (Call 04/15/29)	20	18,090
4.00%, 02/01/25 (Call 12/01/24)	25	24,470
4.25%, 10/01/26 (Call 07/01/26)	35	33,737
XHR LP
4.88%, 06/01/29 (Call 06/01/24)(b)	30	26,875
6.38%, 08/15/25 (Call 08/15/24)(b)	30	29,737
		11,329,285

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail — 1.3%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29 (Call 02/15/24)(b)	$40	$35,628
3.88%, 01/15/28 (Call 09/15/24)(b)	85	78,255
4.00%, 10/15/30 (Call 10/15/25)(b)	150	129,431
Advance Auto Parts Inc.
1.75%, 10/01/27 (Call 08/01/27)	42	35,049
3.50%, 03/15/32 (Call 12/15/31)	20	15,454
3.90%, 04/15/30 (Call 01/15/30)(c)	27	22,661
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 03/01/24)	20	18,435
4.63%, 11/15/29 (Call 11/15/24)(b)	47	42,319
4.75%, 03/01/30 (Call 03/01/25)	25	22,411
5.00%, 02/15/32 (Call 11/15/26)(b)	35	30,544
AutoNation Inc.
2.40%, 08/01/31 (Call 05/01/31)	70	53,299
3.80%, 11/15/27 (Call 08/15/27)	45	41,213
4.50%, 10/01/25 (Call 07/01/25)	15	14,612
4.75%, 06/01/30 (Call 03/01/30)	50	46,418
AutoZone Inc.
4.00%, 04/15/30 (Call 01/15/30)	20	18,509
4.75%, 08/01/32 (Call 05/01/32)	105	99,460
4.75%, 02/01/33 (Call 11/01/32)	20	18,842
6.25%, 11/01/28 (Call 10/01/28)	50	52,004
6.55%, 11/01/33 (Call 08/01/33)	50	53,315
Bath & Body Works Inc.
5.25%, 02/01/28	40	38,417
6.63%, 10/01/30 (Call 10/01/25)(b)(c)	50	49,528
6.75%, 07/01/36	50	46,475
6.88%, 11/01/35	60	56,754
Beacon Roofing Supply Inc.
4.13%, 05/15/29 (Call 05/15/25)(b)	20	17,641
4.50%, 11/15/26 (Call 11/15/24)(b)	15	14,314
6.50%, 08/01/30 (Call 08/01/26)(b)	35	34,970
Best Buy Co. Inc., 4.45%, 10/01/28 (Call 07/01/28)	45	43,716
Bloomin' Brands Inc./OSI Restaurant Partners LLC, 5.13%, 04/15/29 (Call 04/15/24)(b)	15	13,342
BlueLinx Holdings Inc., 6.00%, 11/15/29
(Call 11/15/24)(b)	20	18,022
Brinker International Inc., 8.25%, 07/15/30
(Call 06/27/26)(b)	20	20,095
Darden Restaurants Inc., 6.30%, 10/10/33
(Call 07/10/33)	50	51,466
Dave & Buster's Inc., 7.63%, 11/01/25
(Call 11/01/24)(b)	31	31,140
Dollar General Corp.
3.50%, 04/03/30 (Call 01/03/30)	30	26,782
3.88%, 04/15/27 (Call 01/15/27)	55	52,524
4.13%, 05/01/28 (Call 02/01/28)	35	33,407
4.13%, 04/03/50 (Call 10/03/49)	55	40,313
4.15%, 11/01/25 (Call 08/01/25)	25	24,374
4.63%, 11/01/27 (Call 10/01/27)	45	44,022
5.45%, 07/05/33 (Call 04/05/33)	60	58,535
Dollar Tree Inc.
2.65%, 12/01/31 (Call 09/01/31)	15	12,223
3.38%, 12/01/51 (Call 06/01/51)	30	19,064
4.00%, 05/15/25 (Call 03/15/25)	25	24,357
4.20%, 05/15/28 (Call 02/15/28)	80	76,067
Foot Locker Inc., 4.00%, 10/01/29 (Call 10/01/24)(b)(c)	25	20,152
Genuine Parts Co.
1.75%, 02/01/25 (Call 02/01/24)	25	23,917
1.88%, 11/01/30 (Call 08/01/30)	25	19,361
Security	Par (000)	Value

Retail (continued)
6.88%, 11/01/33 (Call 08/01/33)	$70	$74,360
Group 1 Automotive Inc., 4.00%, 08/15/28
(Call 08/15/24)(b)	42	37,834
GYP Holdings III Corp., 4.63%, 05/01/29
(Call 05/01/24)(b)	20	17,345
Home Depot Inc. (The)
0.90%, 03/15/28 (Call 01/15/28)	135	115,277
1.38%, 03/15/31 (Call 12/15/30)	95	74,765
1.50%, 09/15/28 (Call 07/15/28)	70	60,409
1.88%, 09/15/31 (Call 06/15/31)	20	16,106
2.38%, 03/15/51 (Call 09/15/50)	75	43,767
2.70%, 04/15/30 (Call 01/15/30)	109	96,072
2.75%, 09/15/51 (Call 03/15/51)	45	28,367
2.88%, 04/15/27 (Call 03/15/27)	60	56,400
2.95%, 06/15/29 (Call 03/15/29)	110	100,668
3.13%, 12/15/49 (Call 06/15/49)	100	68,860
3.25%, 04/15/32 (Call 01/15/32)	30	26,642
3.30%, 04/15/40 (Call 10/15/39)	115	89,644
3.35%, 09/15/25 (Call 06/15/25)	90	87,663
3.35%, 04/15/50 (Call 10/15/49)	100	72,023
3.50%, 09/15/56 (Call 03/15/56)	45	32,300
3.63%, 04/15/52 (Call 10/15/51)	25	18,795
3.90%, 12/06/28 (Call 09/06/28)	110	105,819
3.90%, 06/15/47 (Call 12/15/46)	110	87,974
4.20%, 04/01/43 (Call 10/01/42)	15	12,860
4.40%, 03/15/45 (Call 09/15/44)	70	60,989
4.50%, 12/06/48 (Call 06/06/48)	105	92,659
4.88%, 02/15/44 (Call 08/15/43)	50	46,647
5.40%, 09/15/40 (Call 03/15/40)	60	60,060
5.88%, 12/16/36	204	217,789
5.95%, 04/01/41 (Call 10/01/40)	50	52,675
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27 (Call 06/01/24)(b)	45	43,758
Lithia Motors Inc.
3.88%, 06/01/29 (Call 06/01/24)(b)	45	39,659
4.38%, 01/15/31 (Call 10/15/25)(b)	35	30,142
4.63%, 12/15/27 (Call 12/15/23)(b)	25	23,309
Lowe's Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)	20	17,170
1.70%, 09/15/28 (Call 07/15/28)	120	103,345
1.70%, 10/15/30 (Call 07/15/30)	100	79,796
2.50%, 04/15/26 (Call 01/15/26)	65	61,191
2.63%, 04/01/31 (Call 01/01/31)	120	100,827
2.80%, 09/15/41 (Call 03/15/41)	15	10,182
3.00%, 10/15/50 (Call 04/15/50)	110	69,313
3.10%, 05/03/27 (Call 02/03/27)	135	127,126
3.35%, 04/01/27 (Call 03/01/27)	30	28,467
3.38%, 09/15/25 (Call 06/15/25)	90	86,950
3.50%, 04/01/51 (Call 10/01/50)	65	44,606
3.65%, 04/05/29 (Call 01/05/29)	90	84,104
3.70%, 04/15/46 (Call 10/15/45)	55	40,422
3.75%, 04/01/32 (Call 01/01/32)	160	143,194
4.00%, 04/15/25 (Call 03/15/25)	200	196,122
4.05%, 05/03/47 (Call 11/03/46)	110	84,916
4.25%, 04/01/52 (Call 10/01/51)	85	66,691
4.38%, 09/15/45 (Call 03/15/45)	5	4,081
4.45%, 04/01/62 (Call 10/01/61)	85	65,719
4.50%, 04/15/30 (Call 01/15/30)	55	53,051
4.55%, 04/05/49 (Call 10/05/48)	10	8,207
4.65%, 04/15/42 (Call 10/15/41)	35	30,437
5.00%, 04/15/40 (Call 10/15/39)	30	27,254

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
5.13%, 04/15/50 (Call 10/15/49)	$45	$40,376
5.50%, 10/15/35	56	56,280
5.63%, 04/15/53 (Call 10/15/52)	55	53,461
5.80%, 09/15/62 (Call 03/15/62)	55	53,094
Nordstrom Inc.
4.00%, 03/15/27 (Call 12/15/26)(c)	20	18,824
4.25%, 08/01/31 (Call 05/01/31)(c)	25	19,728
4.38%, 04/01/30 (Call 01/01/30)(c)	30	25,033
5.00%, 01/15/44 (Call 07/15/43)	40	26,518
6.95%, 03/15/28	15	15,175
Papa John's International Inc., 3.88%, 09/15/29
(Call 09/15/24)(b)	20	17,087
Patrick Industries Inc., 4.75%, 05/01/29
(Call 05/01/24)(b)	20	17,318
Ross Stores Inc.
0.88%, 04/15/26 (Call 03/15/26)	100	89,978
4.60%, 04/15/25 (Call 03/15/25)	30	29,631
Sally Holdings LLC/Sally Capital Inc., 5.63%, 12/01/25
(Call 12/01/23)	35	34,462
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)	90	82,785
2.25%, 04/15/25 (Call 03/15/25)	60	57,719
2.35%, 02/15/30 (Call 11/15/29)	65	56,329
2.50%, 04/15/26	50	47,629
2.65%, 09/15/30 (Call 06/15/30)	50	43,447
2.95%, 01/15/52 (Call 07/15/51)	25	16,346
3.38%, 04/15/29 (Call 01/15/29)	65	61,074
3.63%, 04/15/46	65	49,969
3.90%, 11/15/47 (Call 05/15/47)	65	51,836
4.00%, 07/01/42	45	38,174
4.80%, 01/15/53 (Call 07/15/52)	10	9,146
6.50%, 10/15/37	135	149,462
TJX Companies Inc. (The)
1.15%, 05/15/28 (Call 03/15/28)	15	12,785
2.25%, 09/15/26 (Call 06/15/26)	105	97,980
4.50%, 04/15/50 (Call 10/15/49)	30	26,278
Tractor Supply Co.
1.75%, 11/01/30 (Call 08/01/30)	5	3,959
5.25%, 05/15/33 (Call 02/15/33)	55	53,834
Victoria's Secret & Co., 4.63%, 07/15/29
(Call 07/15/24)(b)	25	20,288
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)	57	48,915
4.63%, 01/31/32 (Call 10/01/26)	60	53,876
4.75%, 01/15/30 (Call 10/15/29)(b)	45	41,887
5.35%, 11/01/43 (Call 05/01/43)	15	13,850
5.38%, 04/01/32 (Call 04/01/27)	55	51,961
6.88%, 11/15/37	15	15,904
		6,866,043
Savings & Loans — 0.1%
Nationwide Building Society
1.00%, 08/28/25(b)	88	81,201
3.96%, 07/18/30 (Call 07/18/29),
(3-mo. LIBOR US + 1.855%)(a)(b)	20	18,060
4.30%, 03/08/29 (Call 03/08/28),
(3-mo. LIBOR US + 1.452%)(a)(b)	220	205,985
6.56%, 10/18/27 (Call 10/18/26),
(1-day SOFR + 1.910%)(a)(b)	200	202,921
		508,167
Security	Par (000)	Value

Semiconductors — 1.6%
ams-OSRAM AG, 7.00%, 07/31/25 (Call 07/31/24)(b)	$30	$30,501
Analog Devices Inc.
1.70%, 10/01/28 (Call 08/01/28)	35	30,295
2.10%, 10/01/31 (Call 07/01/31)	60	48,889
2.80%, 10/01/41 (Call 04/01/41)	60	42,145
2.95%, 04/01/25 (Call 03/01/25)	27	26,203
2.95%, 10/01/51 (Call 04/01/51)	73	48,194
3.50%, 12/05/26 (Call 09/05/26)	80	76,860
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	60	49,517
2.75%, 06/01/50 (Call 12/01/49)	50	33,150
3.30%, 04/01/27 (Call 01/01/27)	92	87,802
3.90%, 10/01/25 (Call 07/01/25)	50	48,935
4.35%, 04/01/47 (Call 10/01/46)	57	50,017
5.10%, 10/01/35 (Call 04/01/35)	40	40,437
5.85%, 06/15/41	29	30,383
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28 (Call 10/15/27)	25	23,405
3.88%, 01/15/27 (Call 10/15/26)	85	81,706
Broadcom Inc.
2.45%, 02/15/31 (Call 11/15/30)(b)	195	160,429
2.60%, 02/15/33 (Call 11/15/32)(b)	80	63,022
3.14%, 11/15/35 (Call 08/15/35)(b)	200	155,754
3.15%, 11/15/25 (Call 10/15/25)	30	28,789
3.19%, 11/15/36 (Call 08/15/36)(b)	180	137,497
3.42%, 04/15/33 (Call 01/15/33)(b)	173	145,455
3.46%, 09/15/26 (Call 07/15/26)	25	23,860
3.47%, 04/15/34 (Call 01/15/34)(b)	115	95,636
3.50%, 02/15/41 (Call 08/15/40)(b)	135	100,780
4.00%, 04/15/29 (Call 02/15/29)(b)	40	37,448
4.11%, 09/15/28 (Call 06/15/28)	120	114,749
4.15%, 11/15/30 (Call 08/15/30)	185	171,247
4.15%, 04/15/32 (Call 01/15/32)(b)	70	63,365
4.30%, 11/15/32 (Call 08/15/32)	100	91,863
4.93%, 05/15/37 (Call 02/15/37)(b)	120	109,945
5.00%, 04/15/30 (Call 01/15/30)	20	19,776
Entegris Escrow Corp.
4.75%, 04/15/29 (Call 01/15/29)(b)	50	47,251
5.95%, 06/15/30 (Call 06/15/25)(b)	55	53,128
Entegris Inc.
3.63%, 05/01/29 (Call 05/01/24)(b)	30	26,186
4.38%, 04/15/28 (Call 04/15/24)(b)	20	18,658
Intel Corp.
3.73%, 12/08/47 (Call 06/08/47)	270	207,346
4.88%, 02/10/28 (Call 01/10/28)	345	345,235
5.13%, 02/10/30 (Call 12/10/29)	300	303,790
5.20%, 02/10/33 (Call 11/10/32)	150	152,044
5.63%, 02/10/43 (Call 08/10/42)	200	203,426
5.70%, 02/10/53 (Call 08/10/52)	375	381,443
5.90%, 02/10/63 (Call 08/10/62)	190	198,312
KLA Corp.
4.10%, 03/15/29 (Call 12/15/28)	20	19,373
4.65%, 07/15/32 (Call 04/15/32)	50	49,104
4.95%, 07/15/52 (Call 01/15/52)	100	93,980
5.25%, 07/15/62 (Call 01/15/62)	55	52,879
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	65	53,955
2.88%, 06/15/50 (Call 12/15/49)	50	32,707
3.13%, 06/15/60 (Call 12/15/59)	39	24,724
3.75%, 03/15/26 (Call 01/15/26)	100	97,234
3.80%, 03/15/25 (Call 12/15/24)	27	26,490

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
4.00%, 03/15/29 (Call 12/15/28)	$83	$80,003
4.88%, 03/15/49 (Call 09/15/48)	30	27,692
Marvell Technology Inc.
1.65%, 04/15/26 (Call 03/15/26)	50	45,950
2.45%, 04/15/28 (Call 02/15/28)	17	14,998
2.95%, 04/15/31 (Call 01/15/31)	80	66,905
4.88%, 06/22/28 (Call 03/22/28)	50	48,490
Microchip Technology Inc., 4.25%, 09/01/25
(Call 09/01/24)	30	29,238
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	40	32,058
3.37%, 11/01/41 (Call 05/01/41)	30	20,994
3.48%, 11/01/51 (Call 05/01/51)	35	23,277
4.19%, 02/15/27 (Call 12/15/26)	122	117,338
4.66%, 02/15/30 (Call 11/15/29)	65	61,552
4.98%, 02/06/26 (Call 12/06/25)	75	74,237
5.33%, 02/06/29 (Call 11/06/28)	71	70,172
NVIDIA Corp.
2.00%, 06/15/31 (Call 03/15/31)	65	53,799
2.85%, 04/01/30 (Call 01/01/30)	146	131,003
3.20%, 09/16/26 (Call 06/16/26)	100	96,157
3.50%, 04/01/40 (Call 10/01/39)	84	69,142
3.50%, 04/01/50 (Call 10/01/49)	60	46,431
3.70%, 04/01/60 (Call 10/01/59)	42	32,229
NXP BV/NXP Funding LLC, 5.35%, 03/01/26
(Call 01/01/26)	40	39,873
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)	50	40,549
2.65%, 02/15/32 (Call 11/15/31)	70	56,389
2.70%, 05/01/25 (Call 04/01/25)	22	21,093
3.13%, 02/15/42 (Call 08/15/41)	30	20,598
3.15%, 05/01/27 (Call 03/01/27)	77	71,566
3.25%, 05/11/41 (Call 11/11/40)	45	32,121
3.25%, 11/30/51 (Call 05/30/51)	35	22,867
3.40%, 05/01/30 (Call 02/01/30)	89	78,456
3.88%, 06/18/26 (Call 04/18/26)	35	33,686
4.30%, 06/18/29 (Call 03/18/29)	35	32,964
4.40%, 06/01/27 (Call 05/01/27)	10	9,673
5.00%, 01/15/33 (Call 10/15/32)	30	28,651
ON Semiconductor Corp., 3.88%, 09/01/28
(Call 09/01/24)(b)	40	36,165
Qorvo Inc.
1.75%, 12/15/24	10	9,563
3.38%, 04/01/31 (Call 04/01/26)(b)	60	48,575
4.38%, 10/15/29 (Call 10/15/24)	69	62,606
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)	40	34,610
1.65%, 05/20/32 (Call 02/20/32)	180	140,734
2.15%, 05/20/30 (Call 02/20/30)	10	8,529
3.25%, 05/20/27 (Call 02/20/27)	200	190,567
3.25%, 05/20/50 (Call 11/20/49)	25	18,009
3.45%, 05/20/25 (Call 02/20/25)	35	34,169
4.30%, 05/20/47 (Call 11/20/46)	105	90,170
4.50%, 05/20/52 (Call 11/20/51)	75	64,976
4.65%, 05/20/35 (Call 11/20/34)	55	53,980
5.40%, 05/20/33 (Call 02/20/33)(c)	35	36,435
6.00%, 05/20/53 (Call 11/20/52)	70	75,861
Renesas Electronics Corp., 2.17%, 11/25/26
(Call 10/25/26)(b)	35	31,501
SK Hynix Inc.
1.50%, 01/19/26(e)	200	182,091
Security	Par (000)	Value

Semiconductors (continued)
2.38%, 01/19/31(e)	$200	$157,233
Skyworks Solutions Inc., 3.00%, 06/01/31
(Call 03/01/31)	47	38,226
Synaptics Inc., 4.00%, 06/15/29 (Call 06/15/24)(b)	30	26,233
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	25	22,712
1.38%, 03/12/25 (Call 02/12/25)	70	66,812
1.75%, 05/04/30 (Call 02/04/30)	55	46,037
1.90%, 09/15/31 (Call 06/15/31)	60	49,258
2.25%, 09/04/29 (Call 06/04/29)	95	83,108
2.70%, 09/15/51 (Call 03/15/51)	50	31,487
2.90%, 11/03/27 (Call 08/03/27)	52	48,615
3.88%, 03/15/39 (Call 09/15/38)	70	60,942
4.15%, 05/15/48 (Call 11/15/47)	94	79,649
5.05%, 05/18/63 (Call 11/18/62)	70	66,236
TSMC Arizona Corp.
2.50%, 10/25/31 (Call 07/25/31)	200	165,252
3.13%, 10/25/41 (Call 04/25/41)	200	150,614
TSMC Global Ltd.
1.00%, 09/28/27 (Call 07/28/27)(e)	200	172,291
1.38%, 09/28/30 (Call 06/28/30)(e)	200	156,766
Xilinx Inc., 2.38%, 06/01/30 (Call 03/01/30)	71	60,607
		8,886,089
Software — 1.1%
ACI Worldwide Inc., 5.75%, 08/15/26
(Call 08/15/24)(b)	25	24,559
Adobe Inc.
1.90%, 02/01/25 (Call 01/01/25)	65	62,664
2.15%, 02/01/27 (Call 12/01/26)	100	92,506
2.30%, 02/01/30 (Call 11/01/29)	101	87,766
3.25%, 02/01/25 (Call 11/01/24)	50	48,961
Alteryx Inc., 8.75%, 03/15/28 (Call 03/15/25)(b)	25	25,140
Autodesk Inc.
2.40%, 12/15/31 (Call 09/15/31)	75	61,568
2.85%, 01/15/30 (Call 10/15/29)	50	43,902
3.50%, 06/15/27 (Call 03/15/27)	27	25,684
4.38%, 06/15/25 (Call 03/15/25)	42	41,426
Black Knight InfoServ LLC, 3.63%, 09/01/28
(Call 09/01/24)(b)	60	55,961
Broadridge Financial Solutions Inc.
2.60%, 05/01/31 (Call 02/01/31)	65	53,555
2.90%, 12/01/29 (Call 09/01/29)	85	73,702
3.40%, 06/27/26 (Call 03/27/26)	40	38,075
Camelot Finance SA, 4.50%, 11/01/26
(Call 11/01/24)(b)	40	37,960
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29
(Call 06/15/25)(b)	45	44,894
Clarivate Science Holdings Corp.
3.88%, 07/01/28 (Call 06/30/24)(b)	50	45,174
4.88%, 07/01/29 (Call 06/30/24)(b)	55	49,228
Concentrix Corp.
6.60%, 08/02/28 (Call 07/02/28)	50	49,966
6.85%, 08/02/33 (Call 05/02/33)	15	14,703
Consensus Cloud Solutions Inc.
6.00%, 10/15/26 (Call 10/15/24)(b)	20	19,012
6.50%, 10/15/28 (Call 10/15/26)(b)(c)	30	26,827
Elastic NV, 4.13%, 07/15/29 (Call 07/15/24)(b)	35	31,093
Electronic Arts Inc.
1.85%, 02/15/31 (Call 11/15/30)	75	60,035
2.95%, 02/15/51 (Call 08/15/50)	45	29,100
4.80%, 03/01/26 (Call 12/01/25)	37	36,804

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Fair Isaac Corp.
4.00%, 06/15/28 (Call 12/15/23)(b)	$55	$50,602
5.25%, 05/15/26 (Call 02/15/26)(b)	30	29,438
Fidelity National Information Services Inc.
1.15%, 03/01/26 (Call 02/01/26)	105	95,821
1.65%, 03/01/28 (Call 01/01/28)	30	26,073
2.25%, 03/01/31 (Call 12/01/30)	80	64,900
3.10%, 03/01/41 (Call 09/01/40)	56	39,150
4.50%, 08/15/46 (Call 02/15/46)	25	19,842
5.10%, 07/15/32 (Call 04/15/32)(c)	65	64,021
5.63%, 07/15/52 (Call 01/15/52)	25	24,097
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)	140	126,707
2.65%, 06/01/30 (Call 03/01/30)	74	62,825
3.20%, 07/01/26 (Call 05/01/26)	164	155,720
3.50%, 07/01/29 (Call 04/01/29)	135	123,458
3.85%, 06/01/25 (Call 03/01/25)	82	80,017
4.20%, 10/01/28 (Call 07/01/28)	40	38,202
4.40%, 07/01/49 (Call 01/01/49)	122	100,090
5.63%, 08/21/33 (Call 05/21/33)	120	120,743
Intuit Inc.
0.95%, 07/15/25 (Call 06/15/25)	47	43,918
1.35%, 07/15/27 (Call 05/15/27)	32	28,311
1.65%, 07/15/30 (Call 04/15/30)	92	74,527
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)	250	236,424
2.53%, 06/01/50 (Call 12/01/49)	400	257,180
2.68%, 06/01/60 (Call 12/01/59)	240	150,980
2.70%, 02/12/25 (Call 11/12/24)	65	63,240
2.92%, 03/17/52 (Call 09/17/51)	315	217,681
3.04%, 03/17/62 (Call 09/17/61)	145	98,473
3.13%, 11/03/25 (Call 08/03/25)	100	96,939
3.30%, 02/06/27 (Call 11/06/26)	290	279,036
3.45%, 08/08/36 (Call 02/08/36)	100	88,055
3.50%, 02/12/35 (Call 08/12/34)	171	156,237
3.50%, 11/15/42	45	36,970
3.70%, 08/08/46 (Call 02/08/46)	70	57,983
3.95%, 08/08/56 (Call 02/08/56)	60	49,423
4.10%, 02/06/37 (Call 08/06/36)	45	42,266
4.20%, 11/03/35 (Call 05/03/35)	45	43,354
4.50%, 10/01/40	25	24,535
4.50%, 02/06/57 (Call 08/06/56)	10	9,221
4.75%, 11/03/55 (Call 05/03/55)	0	236
MicroStrategy Inc., 6.13%, 06/15/28 (Call 06/15/24)(b)	30	27,653
Open Text Corp.
3.88%, 02/15/28 (Call 02/15/24)(b)	50	45,531
3.88%, 12/01/29 (Call 12/01/24)(b)	45	39,419
Open Text Holdings Inc.
4.13%, 02/15/30 (Call 02/15/25)(b)	50	44,280
4.13%, 12/01/31 (Call 12/01/26)(b)	37	31,641
PTC Inc.
3.63%, 02/15/25 (Call 02/15/24)(b)	27	26,256
4.00%, 02/15/28 (Call 02/15/24)(b)	25	23,081
Rackspace Technology Global Inc.
3.50%, 02/15/28 (Call 02/15/24)(b)	30	12,456
5.38%, 12/01/28 (Call 12/01/23)(b)	27	8,083
RingCentral Inc., 8.50%, 08/15/30 (Call 08/15/26)(b)	25	24,986
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	50	46,260
1.40%, 09/15/27 (Call 07/15/27)	70	61,341
1.75%, 02/15/31 (Call 11/15/30)	91	71,824
Security	Par (000)	Value

Software (continued)
2.00%, 06/30/30 (Call 03/30/30)	$65	$53,424
2.95%, 09/15/29 (Call 06/15/29)	55	48,926
3.80%, 12/15/26 (Call 09/15/26)	74	71,442
3.85%, 12/15/25 (Call 09/15/25)	37	35,940
4.20%, 09/15/28 (Call 06/15/28)	20	19,210
salesforce.com Inc.
1.50%, 07/15/28 (Call 05/15/28)	50	43,549
1.95%, 07/15/31 (Call 04/15/31)	50	40,981
2.70%, 07/15/41 (Call 01/15/41)	57	40,513
2.90%, 07/15/51 (Call 01/15/51)	105	69,624
3.05%, 07/15/61 (Call 01/15/61)	90	57,599
3.70%, 04/11/28 (Call 01/11/28)	120	115,303
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	125	99,218
Twilio Inc.
3.63%, 03/15/29 (Call 03/15/24)	30	26,562
3.88%, 03/15/31 (Call 03/15/26)	30	25,872
VMware Inc.
1.40%, 08/15/26 (Call 07/15/26)	40	36,083
2.20%, 08/15/31 (Call 05/15/31)	115	90,926
3.90%, 08/21/27 (Call 05/21/27)	107	101,991
4.50%, 05/15/25 (Call 04/15/25)	50	49,209
4.65%, 05/15/27 (Call 03/15/27)	77	75,298
4.70%, 05/15/30 (Call 02/15/30)	77	73,377
Workday Inc.
3.50%, 04/01/27 (Call 03/01/27)	50	47,492
3.70%, 04/01/29 (Call 02/01/29)	5	4,650
3.80%, 04/01/32 (Call 01/01/32)	65	57,767
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29 (Call 02/01/24)(b)	40	34,508
		6,239,235
Telecommunications — 1.6%
America Movil SAB de CV
4.38%, 04/22/49 (Call 10/22/48)	30	24,468
6.13%, 03/30/40	195	201,047
6.38%, 03/01/35	110	117,036
Bell Telephone Co. of Canada or Bell Canada (The)
3.65%, 08/15/52 (Call 02/15/52)	45	32,126
4.30%, 07/29/49 (Call 01/29/49)	30	23,887
4.46%, 04/01/48 (Call 10/01/47)	55	45,999
Series US-4, 3.65%, 03/17/51 (Call 09/17/50)	35	24,856
Series US-6, 3.20%, 02/15/52 (Call 08/15/51)	30	19,520
Bharti Airtel Ltd., 4.38%, 06/10/25(e)	200	196,170
Ciena Corp., 4.00%, 01/31/30 (Call 01/31/25)(b)	20	17,630
CommScope Inc.
4.75%, 09/01/29 (Call 09/01/24)(b)	55	34,660
6.00%, 03/01/26 (Call 03/01/24)(b)	85	73,235
7.13%, 07/01/28 (Call 07/01/24)(b)	25	11,700
8.25%, 03/01/27 (Call 03/01/24)(b)(c)	50	24,868
CommScope Technologies LLC
5.00%, 03/15/27 (Call 03/15/24)(b)(c)	40	17,001
6.00%, 06/15/25 (Call 12/15/23)(b)	64	50,252
Consolidated Communications Inc.
5.00%, 10/01/28 (Call 10/01/24)(b)	25	19,660
6.50%, 10/01/28 (Call 10/01/24)(b)	30	24,833
Corning Inc.
3.90%, 11/15/49 (Call 05/15/49)	37	27,445
4.38%, 11/15/57 (Call 05/15/57)	37	29,300
4.70%, 03/15/37	14	12,750
4.75%, 03/15/42	30	26,290
5.35%, 11/15/48 (Call 05/15/48)	31	28,638
5.45%, 11/15/79 (Call 05/15/79)	55	48,034

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
5.75%, 08/15/40	$11	$10,885
5.85%, 11/15/68 (Call 05/15/68)	15	13,842
Frontier Communications Holdings LLC
5.00%, 05/01/28 (Call 05/01/24)(b)	85	76,287
5.88%, 10/15/27 (Call 10/15/24)(b)	60	56,344
5.88%, 11/01/29 (Call 11/01/24)(c)	30	24,116
6.00%, 01/15/30 (Call 10/15/24)(b)	55	44,262
6.75%, 05/01/29 (Call 05/01/24)(b)	50	42,425
8.63%, 03/15/31 (Call 03/15/26)(b)	45	44,355
8.75%, 05/15/30 (Call 05/15/25)(b)	65	64,875
HKT Capital No. 5 Ltd., 3.25%, 09/30/29(e)	200	177,541
Intelsat Jackson Holdings SA, 6.50%, 03/15/30
(Call 03/15/25)(b)	155	143,708
Juniper Networks Inc.
1.20%, 12/10/25 (Call 11/10/25)	47	43,063
2.00%, 12/10/30 (Call 09/10/30)	22	17,124
3.75%, 08/15/29 (Call 05/15/29)	45	41,113
5.95%, 03/15/41	25	23,552
Level 3 Financing Inc.
3.40%, 03/01/27	40	37,800
3.63%, 01/15/29	45	21,713
3.75%, 07/15/29	45	20,925
3.88%, 11/15/29	45	42,975
4.25%, 07/01/28	60	33,600
4.63%, 09/15/27	50	30,500
10.50%, 05/15/30	42	38,956
11.00%, 11/15/29(b)	51	50,463
Lumen Technologies Inc.
4.00%, 02/15/27	55	29,045
4.50%, 01/15/29 (Call 01/15/24)(b)	10	2,236
5.38%, 06/15/29 (Call 06/15/24)(b)	15	4,064
Series G, 6.88%, 01/15/28	12	3,845
Series P, 7.60%, 09/15/39	20	4,937
Series U, 7.65%, 03/15/42	15	3,474
Nokia OYJ
4.38%, 06/12/27	30	28,387
6.63%, 05/15/39	30	28,185
NTT Finance Corp.
1.16%, 04/03/26 (Call 03/03/26)(b)	15	13,659
2.07%, 04/03/31 (Call 01/03/31)(b)	210	169,639
Ooredoo International Finance Ltd., 2.63%, 04/08/31(e)	200	168,190
Qwest Corp., 7.25%, 09/15/25	15	14,169
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	69	64,330
3.63%, 12/15/25 (Call 09/15/25)	100	96,033
3.80%, 03/15/32 (Call 12/15/31)	100	87,062
4.30%, 02/15/48 (Call 08/15/47)	80	60,434
4.35%, 05/01/49 (Call 11/01/48)	76	58,500
4.50%, 03/15/42 (Call 09/15/41)	50	41,202
4.50%, 03/15/43 (Call 09/15/42)	45	36,420
5.00%, 03/15/44 (Call 09/15/43)	70	60,144
5.25%, 03/15/82 (Call 03/15/27),
(5-year CMT + 3.590%)(a)(b)	45	41,314
5.45%, 10/01/43 (Call 04/01/43)	65	58,811
7.50%, 08/15/38	30	32,597
SES Global Americas Holdings Inc., 5.30%, 03/25/44(b)	20	14,413
Telecom Italia Capital SA
6.00%, 09/30/34	60	54,231
6.38%, 11/15/33	50	46,857
Security	Par (000)	Value

Telecommunications (continued)
7.20%, 07/18/36	$50	$48,491
7.72%, 06/04/38	50	49,832
Telefonica Emisiones SA
4.67%, 03/06/38	60	52,073
4.90%, 03/06/48	80	65,048
5.21%, 03/08/47	165	141,281
5.52%, 03/01/49 (Call 09/01/48)	20	17,790
7.05%, 06/20/36	130	141,100
Telefonica Europe BV, 8.25%, 09/15/30	91	104,474
Telstra Corp. Ltd., 3.13%, 04/07/25 (Call 01/07/25)(b)	35	33,963
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	37	34,368
3.40%, 05/13/32 (Call 02/13/32)	50	42,715
3.70%, 09/15/27 (Call 06/15/27)	50	47,538
4.30%, 06/15/49 (Call 12/15/48)	25	19,372
4.60%, 11/16/48 (Call 05/16/48)	40	32,782
U.S. Cellular Corp., 6.70%, 12/15/33	30	29,407
Verizon Communications Inc.
0.85%, 11/20/25 (Call 10/20/25)	81	74,470
1.45%, 03/20/26 (Call 02/20/26)	45	41,363
1.50%, 09/18/30 (Call 06/18/30)	67	53,387
1.68%, 10/30/30 (Call 07/30/30)	60	47,536
1.75%, 01/20/31 (Call 10/20/30)	100	78,823
2.10%, 03/22/28 (Call 01/22/28)	209	185,164
2.36%, 03/15/32 (Call 12/15/31)	271	216,095
2.55%, 03/21/31 (Call 12/21/30)	194	160,991
2.63%, 08/15/26	170	159,639
2.65%, 11/20/40 (Call 05/20/40)	139	94,647
2.85%, 09/03/41 (Call 03/03/41)	50	34,732
2.88%, 11/20/50 (Call 05/20/50)	125	78,989
2.99%, 10/30/56 (Call 04/30/56)	195	119,640
3.00%, 03/22/27 (Call 01/22/27)	182	170,524
3.00%, 11/20/60 (Call 05/20/60)	112	68,033
3.15%, 03/22/30 (Call 12/22/29)	54	47,908
3.38%, 02/15/25	60	58,602
3.40%, 03/22/41 (Call 09/22/40)	177	133,820
3.55%, 03/22/51 (Call 09/22/50)	214	153,167
3.70%, 03/22/61 (Call 09/22/60)	170	120,218
3.85%, 11/01/42 (Call 05/01/42)	45	35,710
3.88%, 02/08/29 (Call 11/08/28)	94	88,869
3.88%, 03/01/52 (Call 09/01/51)	65	49,363
4.00%, 03/22/50 (Call 09/22/49)	69	53,446
4.02%, 12/03/29 (Call 09/03/29)	238	223,298
4.13%, 03/16/27	259	251,341
4.13%, 08/15/46	60	48,415
4.33%, 09/21/28	200	193,132
4.40%, 11/01/34 (Call 05/01/34)	132	121,377
4.50%, 08/10/33	151	141,078
4.52%, 09/15/48	80	68,802
4.67%, 03/15/55	15	12,927
4.75%, 11/01/41	47	43,435
4.81%, 03/15/39	79	72,299
4.86%, 08/21/46	120	106,898
5.01%, 04/15/49(c)	50	46,706
5.25%, 03/16/37	50	49,555
5.50%, 03/16/47	27	26,462
5.85%, 09/15/35	22	22,901
6.40%, 09/15/33	7	7,485
6.55%, 09/15/43	42	45,910
7.75%, 12/01/30	25	28,408

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Viavi Solutions Inc., 3.75%, 10/01/29
(Call 10/01/24)(b)	$25	$20,827
Vodafone Group PLC
3.25%, 06/04/81 (Call 06/04/26),
(5-year CMT + 2.447%)(a)	30	27,335
4.13%, 05/30/25	152	149,308
4.13%, 06/04/81 (Call 04/04/31),
(5-year CMT + 2.767%)(a)	55	44,275
4.25%, 09/17/50	85	65,541
4.38%, 02/19/43	95	77,970
4.88%, 06/19/49	105	89,283
5.00%, 05/30/38(c)	15	14,294
5.13%, 06/19/59	38	32,188
5.13%, 06/04/81 (Call 12/04/50),
(5-year CMT + 3.073%)(a)	50	34,669
5.63%, 02/10/53 (Call 08/10/52)	60	57,052
6.15%, 02/27/37	50	51,558
6.25%, 11/30/32	42	44,175
7.00%, 04/04/79 (Call 01/04/29),
(5-year USD Swap + 4.873%)(a)	100	101,104
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/28 (Call 08/15/24)(b)	70	57,760
		9,017,145
Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.50%, 09/15/27 (Call 06/15/27)	15	13,945
3.55%, 11/19/26 (Call 09/19/26)	55	51,395
3.90%, 11/19/29 (Call 08/19/29)	90	80,969
5.10%, 05/15/44 (Call 11/15/43)	15	12,424
6.35%, 03/15/40	20	19,405
		178,138
Transportation — 0.1%
AP Moller - Maersk A/S, 4.50%, 06/20/29
(Call 03/20/29)(b)	50	48,001
Cargo Aircraft Management Inc., 4.75%, 02/01/28
(Call 02/01/24)(b)	10	8,795
CH Robinson Worldwide Inc., 4.20%, 04/15/28
(Call 01/15/28)	55	52,214
JB Hunt Transport Services Inc., 3.88%, 03/01/26
(Call 01/01/26)	60	58,222
MTR Corp. Ltd., 1.63%, 08/19/30(e)	200	161,749
Ryder System Inc.
2.85%, 03/01/27 (Call 02/01/27)	40	36,893
2.90%, 12/01/26 (Call 10/01/26)	50	46,390
3.35%, 09/01/25 (Call 08/01/25)	50	48,122
4.63%, 06/01/25 (Call 05/01/25)	57	56,040
SF Holding Investment 2021 Ltd., 3.13%, 11/17/31(e)	200	167,343
XPO Escrow Sub LLC, 7.50%, 11/15/27
(Call 11/15/24)(b)	20	20,524
		704,293
Trucking & Leasing — 0.1%
AerCap Global Aviation Trust, 6.50%, 06/15/45
(Call 06/15/25), (3-mo. SOFR + 4.562%)(a)(b)	30	29,979
GATX Corp.
1.90%, 06/01/31 (Call 03/01/31)	50	37,729
3.10%, 06/01/51 (Call 12/01/50)	45	27,168
3.25%, 03/30/25 (Call 12/30/24)	15	14,498
3.25%, 09/15/26 (Call 06/15/26)	30	28,185
3.50%, 03/15/28 (Call 12/15/27)	25	22,935
3.85%, 03/30/27 (Call 12/30/26)	25	23,582
Security	Par (000)	Value

Trucking & Leasing (continued)
4.00%, 06/30/30 (Call 03/30/30)	$60	$53,586
4.55%, 11/07/28 (Call 08/07/28)	20	18,981
4.70%, 04/01/29 (Call 01/01/29)	30	28,698
5.20%, 03/15/44 (Call 09/15/43)	25	21,583
		306,924
Water — 0.1%
American Water Capital Corp.
2.80%, 05/01/30 (Call 02/01/30)	65	56,276
2.95%, 09/01/27 (Call 06/01/27)	5	4,642
3.40%, 03/01/25 (Call 12/01/24)	35	34,090
3.45%, 06/01/29 (Call 03/01/29)	52	47,807
3.45%, 05/01/50 (Call 11/01/49)	34	24,107
3.75%, 09/01/28 (Call 06/01/28)	45	42,408
3.75%, 09/01/47 (Call 03/01/47)	26	19,711
4.00%, 12/01/46 (Call 06/01/46)	20	15,440
4.15%, 06/01/49 (Call 12/01/48)	37	29,599
4.20%, 09/01/48 (Call 03/01/48)	25	20,290
4.30%, 12/01/42 (Call 06/01/42)	52	43,710
4.30%, 09/01/45 (Call 03/01/45)	20	16,353
4.45%, 06/01/32 (Call 03/01/32)	45	42,837
6.59%, 10/15/37	55	60,888
		458,158

Total Corporate Bonds & Notes — 31.6%
(Cost: $194,286,495)		173,828,631

Foreign Government Obligations(h)

Argentina — 0.2%
Argentina Bonar Bonds
0.75%, 07/09/30(i)	355	122,420
1.00%, 07/09/29	60	20,079
3.50%, 07/09/41(i)	50	15,142
3.63%, 07/09/35(i)	470	143,596
4.25%, 01/09/38(i)	190	62,747
Argentine Republic Government International Bond
0.75%, 07/09/30 (Call 01/09/24)(i)	420	155,437
1.00%, 07/09/29 (Call 01/09/24)	100	36,187
3.50%, 07/09/41 (Call 01/09/24)(i)	225	73,641
3.63%, 07/09/35 (Call 01/09/24)(i)	420	136,313
3.63%, 07/09/46 (Call 01/09/24)(i)	55	17,993
4.25%, 01/09/38 (Call 01/09/24)(i)	285	104,538
		888,093
Bermuda — 0.0%
Bermuda Government International Bond, 2.38%, 08/20/30(e)	150	122,821

Brazil — 0.2%
Brazilian Government International Bond
5.63%, 01/07/41	300	261,423
7.13%, 01/20/37	225	234,174
8.25%, 01/20/34	160	179,954
8.75%, 02/04/25	100	104,895
10.13%, 05/15/27(c)	100	114,696
		895,142
Canada — 0.7%
Canada Government International Bond
0.75%, 05/19/26	140	127,545
1.63%, 01/22/25	220	211,748
2.88%, 04/28/25	205	199,184

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Canada (continued)
CDP Financial Inc.
0.88%, 06/10/25(b)	$60	$56,336
1.00%, 05/26/26(b)	50	45,502
4.25%, 07/25/28(b)	250	245,106
Export Development Canada, 3.88%, 02/14/28	400	390,628
Ontario Teachers' Finance Trust, 2.00%, 04/16/31(b)	250	204,591
Province of Alberta Canada
1.00%, 05/20/25	100	94,197
1.30%, 07/22/30	105	84,604
2.05%, 08/17/26(b)	100	93,121
3.30%, 03/15/28	80	75,863
Province of British Columbia Canada
0.90%, 07/20/26	155	140,592
1.30%, 01/29/31(c)	70	55,953
2.25%, 06/02/26	30	28,271
4.20%, 07/06/33	100	95,440
7.25%, 09/01/36	20	24,230
Province of Manitoba Canada, 2.13%, 06/22/26	215	201,458
Province of New Brunswick Canada, 3.63%, 02/24/28	20	19,125
Province of Ontario Canada
0.63%, 01/21/26	106	97,070
1.05%, 04/14/26	10	9,178
1.05%, 05/21/27	95	84,232
1.13%, 10/07/30	90	71,375
1.60%, 02/25/31	70	56,968
1.80%, 10/14/31	105	85,380
2.00%, 10/02/29	25	21,751
2.30%, 06/15/26	60	56,559
2.50%, 04/27/26	115	109,179
Province of Quebec, 4.50%, 09/08/33	100	97,625
Province of Quebec Canada
0.60%, 07/23/25	200	186,275
2.50%, 04/20/26	50	47,484
2.75%, 04/12/27	58	54,619
Series PD, 7.50%, 09/15/29	110	125,847
Series QX, 1.50%, 02/11/25	102	97,653
		3,594,689
Chile — 0.1%
Chile Government International Bond
3.24%, 02/06/28 (Call 11/06/27)	200	186,941
3.50%, 01/25/50 (Call 07/25/49)	200	142,042
3.63%, 10/30/42	200	152,112
3.86%, 06/21/47	200	154,090
4.00%, 01/31/52 (Call 07/31/51)	200	153,749
		788,934
Colombia — 0.1%
Colombia Government International Bond
4.50%, 03/15/29 (Call 12/15/28)	200	179,653
6.13%, 01/18/41	300	249,895
7.38%, 09/18/37	300	290,171
		719,719
Costa Rica — 0.0%
Costa Rica Government International Bonds, 6.55%, 04/03/34 (Call 01/03/34)(e)	200	201,144

Finland — 0.1%
Finland Government International Bond, 6.95%, 02/15/26	95	98,638
Kuntarahoitus OYJ, 4.88%, 01/13/27(b)	200	201,452
		300,090
Security	Par (000)	Value

France — 0.2%
Caisse d'Amortissement de la Dette Sociale
0.38%, 09/23/25(b)	$340	$313,554
1.38%, 01/20/31(b)	320	257,062
3.00%, 05/17/25(b)	305	296,110
3.75%, 05/24/28(b)	300	290,813
4.88%, 09/19/26(b)	200	201,142
		1,358,681
Germany — 0.0%
State of North Rhine-Westphalia Germany, 1.00%, 04/21/26(e)	100	91,545

Hong Kong — 0.1%
Airport Authority
1.75%, 01/12/27 (Call 12/12/26)(b)	200	182,626
2.63%, 02/04/51 (Call 08/04/50)(b)	200	125,665
Hong Kong Government International Bond, 1.38%, 02/02/31(b)	200	161,165
		469,456
Hungary — 0.1%
Hungary Government International Bond
2.13%, 09/22/31(e)	200	154,078
6.25%, 09/22/32(e)	200	204,222
7.63%, 03/29/41	166	183,743
		542,043
Indonesia — 0.4%
Indonesia Government International Bond
2.85%, 02/14/30	200	176,395
3.05%, 03/12/51	200	138,335
3.20%, 09/23/61 (Call 03/23/61)	200	129,835
4.35%, 01/11/48	200	170,812
4.55%, 01/11/28 (Call 12/11/27)	200	196,407
4.65%, 09/20/32 (Call 06/20/32)	200	192,305
4.85%, 01/11/33 (Call 10/11/32)	200	196,308
5.25%, 01/17/42(e)	200	196,599
6.75%, 01/15/44(e)	200	227,906
Perusahaan Penerbit SBSN Indonesia III
2.55%, 06/09/31(e)	200	167,762
4.15%, 03/29/27(e)	200	195,316
4.40%, 06/06/27(e)	200	195,939
		2,183,919
Israel — 0.1%
Israel Government International Bond, 2.88%, 03/16/26	200	188,376
State of Israel
3.38%, 01/15/50	400	264,323
3.80%, 05/13/60(e)	200	134,539
		587,238
Italy — 0.1%
Republic of Italy Government International Bond
2.88%, 10/17/29	200	174,840
5.38%, 06/15/33	170	165,093
		339,933
Japan — 0.3%
Development Bank of Japan Inc., 1.75%, 02/18/25(b)	200	191,689
Japan Bank for International Cooperation
0.63%, 07/15/25	200	185,992
1.25%, 01/21/31	105	82,445
1.63%, 01/20/27	200	181,750
1.88%, 04/15/31	200	163,311
2.13%, 02/16/29	100	87,694

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Japan (continued)
2.25%, 11/04/26	$15	$13,928
2.50%, 05/28/25	35	33,628
2.75%, 11/16/27	15	13,930
2.88%, 04/14/25	220	213,082
2.88%, 06/01/27	75	70,361
3.25%, 07/20/28	20	18,753
4.63%, 07/19/28	200	199,186
Japan International Cooperation Agency
1.00%, 07/22/30(c)	20	15,617
2.13%, 10/20/26	46	42,518
4.00%, 05/23/28	200	193,529
		1,707,413
Kazakhstan — 0.0%
Kazakhstan Government International Bond, 4.88%, 10/14/44(e)	200	176,700

Malaysia — 0.0%
Malaysia Sovereign Sukuk Bhd, 4.24%, 04/22/45(e)	200	175,954

Netherlands — 0.1%
BNG Bank NV, 3.50%, 05/19/28(b)	300	287,669
Nederlandse Waterschapsbank NV
1.00%, 05/28/30(b)	45	35,950
4.00%, 06/01/28(b)	200	195,725
		519,344
Norway — 0.1%
Kommunalbanken AS
0.88%, 03/12/25(b)(c)	365	345,813
1.13%, 06/14/30(b)	200	160,774
		506,587
Panama — 0.2%
Panama Government International Bond
3.16%, 01/23/30 (Call 10/23/29)	200	164,495
3.75%, 04/17/26(e)	100	93,502
4.50%, 05/15/47 (Call 11/15/46)	400	268,146
4.50%, 04/16/50 (Call 10/16/49)	200	130,585
6.70%, 01/26/36	160	152,405
8.88%, 09/30/27	35	37,591
9.38%, 04/01/29 (Call 04/01/24)	100	111,382
		958,106
Paraguay — 0.0%
Paraguay Government International Bond, 3.85%, 06/28/33 (Call 03/28/33)(e)	200	168,362

Peru — 0.1%
Peruvian Government International Bond
1.86%, 12/01/32 (Call 09/01/32)	100	75,296
2.39%, 01/23/26 (Call 12/23/25)(c)	70	65,760
2.78%, 01/23/31 (Call 10/23/30)	145	122,364
2.78%, 12/01/60 (Call 06/01/60)	60	34,781
3.00%, 01/15/34 (Call 10/15/33)	100	80,739
3.30%, 03/11/41 (Call 09/11/40)	60	43,861
3.55%, 03/10/51 (Call 09/10/50)	75	52,965
3.60%, 01/15/72 (Call 07/15/71)	35	22,735
5.63%, 11/18/50	90	87,427
6.55%, 03/14/37	50	53,488
8.75%, 11/21/33	100	121,788
		761,204
Poland — 0.1%
Republic of Poland Government International Bond 3.25%, 04/06/26	90	86,404
Security	Par (000)	Value

Poland (continued)
4.88%, 10/04/33 (Call 07/04/33)	$90	$87,301
5.50%, 11/16/27 (Call 08/16/27)	50	51,217
5.50%, 04/04/53 (Call 10/04/52)	155	149,574
5.75%, 11/16/32 (Call 08/16/32)	50	51,885
		426,381
Qatar — 0.2%
Qatar Government International Bond
3.75%, 04/16/30(e)	200	189,841
4.00%, 03/14/29(e)	200	193,732
4.40%, 04/16/50(e)	200	168,082
4.50%, 04/23/28(e)	200	198,747
4.63%, 06/02/46(e)	200	175,975
4.82%, 03/14/49(e)	200	178,306
5.10%, 04/23/48(e)	200	185,412
		1,290,095
Romania — 0.1%
Romanian Government International Bond
3.00%, 02/27/27(e)	50	45,777
3.00%, 02/14/31(e)	100	81,283
3.63%, 03/27/32(e)	66	54,841
4.00%, 02/14/51(e)	120	79,222
5.13%, 06/15/48(e)	50	39,891
5.25%, 11/25/27(e)	50	48,828
6.00%, 05/25/34(e)	50	48,388
6.13%, 01/22/44(e)	50	46,065
7.13%, 01/17/33(e)	40	41,477
		485,772
South Africa — 0.1%
Republic of South Africa Government International Bond
4.88%, 04/14/26	200	193,809
5.65%, 09/27/47	200	144,428
6.25%, 03/08/41	225	183,548
		521,785
South Korea — 0.1%
Korea Development Bank (The), 1.25%, 06/03/25(e)	200	188,621
Korea International Bond, 1.75%, 10/15/31	200	162,119
		350,740
Supranational — 2.2%
African Development Bank
0.88%, 03/23/26	195	178,921
0.88%, 07/22/26	245	222,351
Asian Development Bank
0.38%, 09/03/25	220	203,630
0.50%, 02/04/26	335	306,303
0.63%, 04/29/25	181	170,379
0.75%, 10/08/30	160	124,996
1.00%, 04/14/26	254	233,418
1.25%, 06/09/28	35	30,459
1.50%, 01/20/27	80	72,983
1.50%, 03/04/31	60	49,054
1.75%, 08/14/26	15	13,937
1.75%, 09/19/29	230	198,867
1.88%, 01/24/30	70	60,149
2.00%, 01/22/25	120	115,897
2.00%, 04/24/26	114	107,191
2.13%, 03/19/25(c)	79	76,126
2.38%, 08/10/27	115	106,980
2.50%, 11/02/27	40	37,189
2.63%, 01/12/27	15	14,183

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
2.75%, 01/19/28	$30	$28,058
2.88%, 05/06/25	40	38,844
3.13%, 09/26/28	20	18,879
5.82%, 06/16/28 (Call 12/16/23)	105	110,401
6.22%, 08/15/27 (Call 02/15/24)	77	80,809
6.38%, 10/01/28 (Call 04/01/24)	35	37,431
Council of Europe Development Bank
0.88%, 09/22/26	210	189,480
1.38%, 02/27/25	110	105,106
European Bank for Reconstruction & Development
0.50%, 05/19/25	249	233,324
0.50%, 11/25/25	60	55,171
1.50%, 02/13/25	205	196,477
European Investment Bank
0.00%, 11/06/26(g)	10	8,763
0.38%, 12/15/25	155	142,033
0.38%, 03/26/26	265	240,573
0.63%, 07/25/25	110	102,682
0.63%, 10/21/27	45	38,939
0.75%, 10/26/26	280	251,678
0.75%, 09/23/30	55	43,281
0.88%, 05/17/30	89	71,332
1.25%, 02/14/31	65	52,547
1.38%, 03/15/27	75	67,962
1.63%, 03/14/25	277	265,456
1.63%, 10/09/29	45	38,632
1.63%, 05/13/31	5	4,130
1.88%, 02/10/25	571	550,303
2.13%, 04/13/26	155	146,325
2.38%, 05/24/27	235	219,267
4.88%, 02/15/36	105	107,831
European Stability Mechanism, 0.38%, 09/10/25(b)	215	198,815
Inter-American Development Bank
0.63%, 07/15/25	100	93,381
0.63%, 09/16/27	90	78,136
0.88%, 04/03/25	115	108,806
0.88%, 04/20/26	315	288,560
1.13%, 01/13/31	150	119,770
1.75%, 03/14/25	125	119,937
2.00%, 06/02/26	75	70,315
2.00%, 07/23/26	185	173,117
2.13%, 01/15/25	206	199,370
2.25%, 06/18/29	116	103,619
2.38%, 07/07/27	75	69,846
3.13%, 09/18/28	204	192,259
3.20%, 08/07/42	5	3,925
3.50%, 09/14/29	200	190,715
3.88%, 10/28/41	75	65,025
4.38%, 01/24/44	29	26,777
International Bank for Reconstruction & Development
0.38%, 07/28/25	195	181,151
0.50%, 10/28/25	235	216,829
0.63%, 04/22/25	337	317,604
0.65%, 02/10/26 (Call 02/10/24)	5	4,512
0.75%, 03/11/25	240	227,402
0.75%, 11/24/27	204	176,612
0.75%, 08/26/30	126	98,728
0.85%, 02/10/27 (Call 02/10/24)	30	26,134
0.88%, 07/15/26	50	45,462
0.88%, 05/14/30	149	118,938
1.13%, 09/13/28	380	326,340
Security	Par (000)	Value

Supranational (continued)
1.25%, 02/10/31	$176	$141,596
1.38%, 04/20/28	75	65,892
1.63%, 01/15/25	195	187,690
1.63%, 11/03/31(c)	175	142,361
1.75%, 10/23/29	255	219,745
1.88%, 10/27/26	258	239,445
2.13%, 03/03/25	35	33,768
2.50%, 07/29/25	372	357,991
2.50%, 11/22/27	85	78,950
3.13%, 11/20/25	50	48,434
4.75%, 02/15/35(c)	25	25,057
International Finance Corp.
0.38%, 07/16/25	190	176,792
0.75%, 10/08/26	95	85,492
2.13%, 04/07/26	200	188,884
Nordic Investment Bank, 0.38%, 09/11/25	325	300,559
		11,903,468
Sweden — 0.1%
Svensk Exportkredit AB
0.50%, 08/26/25	210	194,334
0.63%, 05/14/25	220	206,186
		400,520
United Arab Emirates — 0.3%
Abu Dhabi Government International Bond
1.70%, 03/02/31(e)	200	163,889
1.88%, 09/15/31(e)	200	163,821
2.50%, 09/30/29(e)	200	178,433
3.13%, 10/11/27(e)	200	189,134
3.13%, 09/30/49(e)	200	134,292
4.13%, 10/11/47(e)	200	161,554
Dubai DOF Sukuk Ltd., 2.76%, 09/09/30(e)	200	173,251
Finance Department Government of Sharjah, 3.63%, 03/10/33(e)	200	162,693
UAE International Government Bond, 2.88%, 10/19/41(e)	200	141,784
		1,468,851
Uruguay — 0.1%
Uruguay Government International Bond
4.13%, 11/20/45	50	42,802
4.38%, 01/23/31 (Call 10/23/30)	60	58,200
4.98%, 04/20/55	88	80,396
5.10%, 06/18/50	154	145,493
7.63%, 03/21/36	100	119,450
7.88%, 01/15/33(c)	70	82,565
		528,906

Total Foreign Government Obligations — 6.5%
(Cost: $39,482,231)	.	35,433,635

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 23.7%
Federal Home Loan Mortgage Corp.
3.00%, 05/01/29	415	399,129
4.00%, 01/01/48	35	32,816
4.50%, 08/01/53	10	9,219
5.00%, 06/01/53	195	188,453
5.50%, 05/01/53	75	74,720
5.50%, 06/01/53	45	44,686
6.00%, 01/01/53	74	75,039
6.00%, 08/01/53	276	279,629

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Federal National Mortgage Association
4.50%, 08/01/53	$29	$26,939
6.00%, 07/01/53	229	230,311
6.00%, 08/01/53	66	66,817
6.00%, 09/01/53	238	241,540
Series 2017-M3, Class A2, 2.55%, 12/25/26(a)	149	138,708
Series 2018-M12, Class A2, 3.76%, 08/25/30(a)	50	46,047
Series 2021-M13, Class A2, 1.66%, 04/25/31(a)	340	269,334
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	250	198,810
Series 2022-M1, Class A2, 1.72%, 10/25/31(a)	490	384,915
Freddie Mac Multifamily Structured Pass Through Certificates
Series K043, Class A2, 3.06%, 12/25/24
(Call 01/25/25)	74	72,240
Series K048, Class A2, 3.28%, 06/25/25
(Call 08/25/25)(a)	100	97,144
Series K058, Class A2, 2.65%, 08/25/26
(Call 09/25/26)	75	70,626
Series K064, Class A2, 3.22%, 03/25/27
(Call 05/25/27)	100	95,056
Series K070, Class A2, 3.30%, 11/25/27
(Call 12/25/27)(a)	200	188,994
Series K115, Class A2, 1.38%, 06/25/30
(Call 07/25/30)	50	40,157
Series K131, Class A2, 1.85%, 07/25/31
(Call 09/25/31)	1,000	806,237
Series K735, Class A2, 2.86%, 05/25/26
(Call 06/25/26)	687	653,829
Series K739, Class A2, 1.34%, 09/25/27
(Call 09/25/27)	180	159,597
Government National Mortgage Association
2.00%, 08/20/50	158	128,077
2.00%, 11/20/50	423	342,910
2.00%, 12/20/50	3,045	2,469,550
2.00%, 01/20/51	4,154	3,362,948
2.00%, 02/20/51	1,610	1,304,882
2.00%, 10/20/51	1,995	1,610,617
2.00%, 12/20/51	391	315,266
2.50%, 10/20/50	512	429,719
2.50%, 01/20/51	182	152,768
2.50%, 02/20/51	187	156,523
2.50%, 05/20/51	2,016	1,686,442
2.50%, 08/20/51	120	100,635
2.50%, 11/20/51	3,418	2,852,877
2.50%, 12/20/51	861	718,396
2.50%, 02/20/52	1,782	1,488,026
2.50%, 08/20/52	357	297,873
3.00%, 03/20/45	32	27,908
3.00%, 12/20/45	4	3,302
3.00%, 01/20/46	4	3,313
3.00%, 03/20/46	254	223,175
3.00%, 05/20/46	2	2,038
3.00%, 08/20/46	10	8,780
3.00%, 09/20/46	91	80,095
3.00%, 04/20/49	47	41,052
3.00%, 10/15/49	32	27,468
3.00%, 12/20/49	1,015	888,143
3.00%, 01/20/50	143	124,686
3.00%, 02/20/50	355	310,555
3.00%, 07/20/50	118	102,886
3.00%, 12/20/50	164	142,824
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 08/20/51	$1,059	$918,860
3.00%, 09/20/51	899	779,698
3.00%, 10/20/51	595	515,479
3.00%, 11/20/51	137	118,931
3.00%, 12/20/51	442	383,074
3.00%, 02/20/52	904	782,670
3.50%, 10/20/42	744	681,213
3.50%, 05/20/47	418	378,464
3.50%, 09/20/47	799	724,275
3.50%, 02/20/48	145	131,587
3.50%, 03/20/49	355	321,664
3.50%, 09/20/49	221	199,709
3.50%, 10/20/49	148	133,628
3.50%, 12/20/49	62	56,086
3.50%, 01/20/50	329	297,344
3.50%, 01/20/52	921	823,935
3.50%, 02/20/52	324	290,249
3.50%, 12/20/53(j)	325	290,486
4.00%, 02/20/49	788	735,224
4.00%, 01/20/50	45	41,465
4.00%, 07/20/52	91	83,381
4.00%, 08/20/52	332	305,070
4.00%, 09/20/52	766	704,345
4.00%, 12/20/52	217	199,329
4.50%, 07/20/41	180	174,980
4.50%, 09/20/48	89	85,282
4.50%, 01/20/49	176	168,749
4.50%, 12/20/53(j)	1,625	1,536,695
5.00%, 07/20/52	48	47,136
5.00%, 09/20/52	493	479,036
5.00%, 12/20/52	382	371,360
5.00%, 01/20/53	241	234,346
5.00%, 04/20/53	144	140,223
5.00%, 12/20/53(j)	390	378,813
5.50%, 12/20/52	707	701,830
5.50%, 01/20/53	72	71,524
5.50%, 04/20/53	282	280,106
5.50%, 06/20/53	193	191,500
5.50%, 07/20/53	258	256,863
6.00%, 09/20/53	146	147,398
6.00%, 10/20/53	219	220,085
Uniform Mortgage-Backed Securities
1.50%, 03/01/36	161	137,122
1.50%, 10/01/36	63	53,536
1.50%, 02/01/37	1,287	1,093,412
1.50%, 03/01/37	1,622	1,375,609
1.50%, 04/01/37	126	106,682
1.50%, 08/01/37	110	93,727
1.50%, 11/01/50	440	326,590
1.50%, 03/01/51	627	463,964
1.50%, 04/01/51	462	342,232
1.50%, 05/01/51	890	659,176
1.50%, 07/01/51	1,592	1,177,938
2.00%, 12/01/35	46	40,024
2.00%, 02/01/36	759	667,580
2.00%, 03/01/36	147	129,962
2.00%, 04/01/36	54	47,606
2.00%, 05/01/36	32	28,013
2.00%, 06/01/36	597	523,089
2.00%, 08/01/36	406	355,950
2.00%, 09/01/36	725	635,052

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
2.00%, 10/01/36	$238	$208,479
2.00%, 11/01/36	211	184,900
2.00%, 12/01/36	456	399,127
2.00%, 01/01/37	621	544,486
2.00%, 02/01/37	770	673,552
2.00%, 04/01/37	1,987	1,738,183
2.00%, 05/01/37	299	261,077
2.00%, 06/01/37	639	558,350
2.00%, 07/01/50	257	201,989
2.00%, 08/01/50	805	631,161
2.00%, 09/01/50	335	263,023
2.00%, 10/01/50	767	601,251
2.00%, 11/01/50	1,694	1,325,778
2.00%, 12/01/50	57	45,188
2.00%, 01/01/51	708	553,861
2.00%, 02/01/51	393	306,970
2.00%, 03/01/51	2,154	1,684,690
2.00%, 04/01/51	1,621	1,268,223
2.00%, 05/01/51	1,074	839,802
2.00%, 06/01/51	823	644,205
2.00%, 07/01/51	620	484,748
2.00%, 08/01/51	1,987	1,551,317
2.00%, 10/01/51	2,805	2,192,447
2.00%, 11/01/51	3,232	2,524,347
2.00%, 12/01/51	2,708	2,126,891
2.00%, 01/01/52	2,681	2,092,935
2.00%, 02/01/52	438	340,518
2.00%, 03/01/52	45	35,078
2.50%, 07/01/32	357	332,720
2.50%, 11/01/34	39	35,154
2.50%, 10/01/35	110	98,923
2.50%, 03/01/36	87	78,670
2.50%, 05/01/36	466	419,850
2.50%, 06/01/36	86	77,283
2.50%, 07/01/36	333	300,513
2.50%, 08/01/36	91	82,227
2.50%, 04/01/37	333	299,256
2.50%, 05/01/37	364	326,890
2.50%, 06/01/37	365	327,996
2.50%, 12/18/38(j)	100	89,888
2.50%, 10/01/50	98	80,967
2.50%, 11/01/50	1,290	1,055,775
2.50%, 12/01/50	294	239,967
2.50%, 01/01/51	294	238,327
2.50%, 03/01/51	519	425,115
2.50%, 04/01/51	135	109,451
2.50%, 07/01/51	389	317,944
2.50%, 08/01/51	1,488	1,220,824
2.50%, 09/01/51	1,608	1,315,900
2.50%, 10/01/51	1,095	891,300
2.50%, 11/01/51	2,396	1,949,601
2.50%, 12/01/51	3,379	2,761,890
2.50%, 01/01/52	3,035	2,470,293
2.50%, 02/01/52	452	369,445
2.50%, 03/01/52	1,355	1,098,851
2.50%, 04/01/52	1,791	1,460,157
3.00%, 03/01/30	88	84,389
3.00%, 09/01/34	398	370,777
3.00%, 03/01/35	36	33,321
3.00%, 07/01/35	27	25,050
3.00%, 12/15/37(j)	800	737,000
	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
3.00%, 11/01/46	$91	$79,258
3.00%, 12/01/46	83	71,576
3.00%, 04/01/48	589	519,025
3.00%, 11/01/48	120	103,635
3.00%, 02/01/49	848	736,692
3.00%, 12/01/49	1,187	1,017,451
3.00%, 04/01/50	18	15,535
3.00%, 07/01/50	31	26,215
3.00%, 08/01/50	172	148,176
3.00%, 10/01/50	253	213,578
3.00%, 01/01/51	74	63,116
3.00%, 04/01/51	78	66,131
3.00%, 07/01/51	1,098	932,353
3.00%, 08/01/51	420	356,037
3.00%, 11/01/51	67	56,949
3.00%, 01/01/52	1,252	1,061,874
3.00%, 02/01/52	464	392,454
3.00%, 04/01/52	4,483	3,800,346
3.00%, 05/01/52	915	775,163
3.50%, 02/01/34	109	104,949
3.50%, 12/15/37(j)	575	541,926
3.50%, 07/01/45	1,673	1,504,789
3.50%, 07/01/47	58	51,979
3.50%, 09/01/47	609	544,066
3.50%, 10/01/47	316	282,575
3.50%, 11/01/47	78	69,651
3.50%, 02/01/48	370	330,206
3.50%, 02/01/49	60	54,471
3.50%, 03/01/49	238	212,588
3.50%, 06/01/49	348	311,157
3.50%, 08/01/49	67	60,242
3.50%, 12/01/49	308	274,077
3.50%, 02/01/51	1,676	1,490,137
3.50%, 10/01/51	743	662,919
3.50%, 06/01/52	925	816,503
3.50%, 07/01/52	318	281,148
4.00%, 12/18/38(j)	700	672,843
4.00%, 09/01/47	39	36,029
4.00%, 05/01/48	1,164	1,075,686
4.00%, 09/01/48	347	320,654
4.00%, 03/01/49	176	162,817
4.00%, 07/01/49	708	654,219
4.00%, 08/01/49	256	237,751
4.00%, 04/01/50	536	495,200
4.00%, 05/01/50	250	229,316
4.00%, 03/01/51	1,244	1,148,736
4.00%, 05/01/52	523	475,945
4.00%, 06/01/52	671	609,812
4.00%, 08/01/52	608	553,899
4.00%, 12/13/53(j)	675	612,760
4.50%, 04/01/49	81	77,327
4.50%, 09/01/50	398	378,541
4.50%, 10/01/50	142	134,418
4.50%, 05/01/52	158	149,855
4.50%, 06/01/52	744	696,553
4.50%, 09/01/52	1,063	996,856
4.50%, 10/01/52	1,919	1,802,886
4.50%, 11/01/52	43	40,522
4.50%, 12/01/52	331	312,868
5.00%, 09/01/49	27	26,745
5.00%, 08/01/52	118	113,532

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.00%, 09/01/52	$278	$268,920
5.00%, 10/01/52	404	390,507
5.00%, 11/01/52	354	341,714
5.00%, 12/01/52	307	297,242
5.00%, 01/01/53	838	808,077
5.00%, 03/01/53	96	93,448
5.00%, 04/01/53	238	229,016
5.50%, 09/01/52	116	115,742
5.50%, 11/01/52	165	163,460
5.50%, 12/01/52	644	639,681
5.50%, 01/01/53	741	736,227
5.50%, 02/01/53	328	323,884
5.50%, 03/01/53	193	191,401
5.50%, 04/01/53	157	156,028
5.50%, 05/01/53	580	571,603
5.50%, 12/13/53(j)	955	940,964
6.00%, 12/13/53(j)	1,075	1,077,985
6.50%, 12/13/53(j)	700	711,047
		130,044,035
U.S. Government Obligations — 35.5%
U.S. Treasury Note/Bond
0.25%, 05/31/25	1,250	1,166,260
0.25%, 06/30/25	1,150	1,069,545
0.25%, 07/31/25	1,200	1,112,578
0.25%, 08/31/25	300	277,254
0.25%, 09/30/25(c)	1,280	1,179,750
0.25%, 10/31/25	1,300	1,194,070
0.38%, 04/30/25	1,590	1,490,749
0.38%, 11/30/25	1,000	918,203
0.38%, 12/31/25	1,560	1,429,594
0.38%, 01/31/26	3,370	3,076,705
0.38%, 09/30/27	1,100	945,828
0.50%, 02/28/26	800	730,562
0.50%, 05/31/27	1,000	874,453
0.50%, 08/31/27	780	676,162
0.50%, 10/31/27	230	198,159
0.63%, 07/31/26	2,000	1,806,875
0.63%, 11/30/27	700	604,516
0.63%, 12/31/27	1,445	1,244,732
0.63%, 05/15/30	115	91,030
0.63%, 08/15/30	2,050	1,608,930
0.75%, 11/15/24	1,800	1,725,258
0.75%, 03/31/26	300	275,063
0.75%, 04/30/26	1,400	1,279,469
0.75%, 08/31/26	600	542,531
0.75%, 01/31/28	1,700	1,467,844
0.88%, 06/30/26	2,300	2,099,828
0.88%, 09/30/26	1,900	1,721,727
0.88%, 11/15/30	1,190	946,050
1.00%, 12/15/24	1,770	1,695,605
1.00%, 07/31/28	2,100	1,806,000
1.13%, 01/15/25	390	373,075
1.13%, 10/31/26	1,100	1,000,742
1.13%, 02/28/27	700	631,258
1.13%, 02/29/28	2,130	1,864,582
1.13%, 08/31/28	2,400	2,071,500
1.13%, 02/15/31	1,015	818,661
1.13%, 05/15/40	1,300	770,656
1.13%, 08/15/40	1,390	816,842
1.25%, 11/30/26	1,900	1,730,484
1.25%, 12/31/26	1,700	1,547,000
Security	Par (000)	Value

U.S. Government Obligations (continued)
1.25%, 03/31/28	$2,550	$2,239,020
1.25%, 04/30/28	1,400	1,226,859
1.25%, 05/31/28	1,600	1,398,625
1.25%, 06/30/28	1,660	1,447,961
1.25%, 09/30/28	1,700	1,472,758
1.25%, 08/15/31	1,550	1,239,273
1.25%, 05/15/50	1,055	518,104
1.38%, 10/31/28	1,970	1,713,284
1.38%, 12/31/28	1,400	1,211,984
1.38%, 11/15/31	1,950	1,563,047
1.38%, 11/15/40	1,480	906,500
1.38%, 08/15/50	1,440	731,925
1.50%, 02/15/25	760	728,294
1.50%, 08/15/26	1,400	1,293,797
1.50%, 01/31/27	2,000	1,828,906
1.50%, 11/30/28	1,300	1,135,570
1.63%, 05/15/26	1,650	1,538,625
1.63%, 10/31/26	600	553,688
1.63%, 05/15/31	1,800	1,493,156
1.63%, 11/15/50	1,600	871,750
1.75%, 03/15/25	910	872,960
1.75%, 01/31/29	2,300	2,026,516
1.75%, 08/15/41	1,820	1,171,056
1.88%, 02/28/27	1,000	923,359
1.88%, 02/28/29	1,050	929,332
1.88%, 02/15/32	2,150	1,785,172
1.88%, 02/15/41	1,350	899,016
1.88%, 02/15/51	1,770	1,029,642
1.88%, 11/15/51	1,570	909,619
2.00%, 08/15/25	1,100	1,049,426
2.00%, 11/15/26	2,000	1,865,156
2.00%, 11/15/41	1,300	871,203
2.00%, 02/15/50	900	544,219
2.00%, 08/15/51	1,850	1,108,555
2.13%, 11/30/24	450	436,535
2.25%, 11/15/24	1,600	1,555,687
2.25%, 11/15/25	1,550	1,478,797
2.25%, 03/31/26	600	569,250
2.25%, 02/15/27	570	533,128
2.25%, 08/15/27	700	648,977
2.25%, 11/15/27	1,000	923,750
2.25%, 05/15/41	1,550	1,096,141
2.25%, 08/15/46	1,300	852,922
2.25%, 02/15/52	1,320	841,087
2.38%, 05/15/27	600	561,141
2.38%, 03/31/29	680	616,675
2.38%, 05/15/29	1,000	904,766
2.38%, 02/15/42	1,300	926,047
2.38%, 05/15/51	2,000	1,314,062
2.50%, 03/31/27	700	658,930
2.50%, 02/15/45	1,075	754,180
2.50%, 02/15/46	760	527,131
2.50%, 05/15/46	900	622,687
2.63%, 01/31/26	560	536,856
2.63%, 05/31/27	1,400	1,319,281
2.63%, 02/15/29	1,000	919,922
2.63%, 07/31/29	1,000	913,516
2.75%, 05/15/25	1,800	1,744,523
2.75%, 04/30/27	3,000	2,842,500
2.75%, 02/15/28	1,400	1,313,266
2.75%, 05/31/29	900	829,758

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
2.75%, 08/15/32	$2,300	$2,032,266
2.75%, 08/15/42	290	219,222
2.75%, 11/15/42	400	301,250
2.75%, 08/15/47	550	396,344
2.75%, 11/15/47	600	432,094
2.88%, 05/31/25	600	582,586
2.88%, 06/15/25	650	630,602
2.88%, 05/15/28	1,000	940,625
2.88%, 08/15/28	600	562,594
2.88%, 04/30/29	800	743,437
2.88%, 05/15/32	2,000	1,790,937
2.88%, 05/15/43	200	152,875
2.88%, 08/15/45	960	718,050
2.88%, 11/15/46	600	445,031
2.88%, 05/15/49	200	147,125
2.88%, 05/15/52	1,300	955,500
3.00%, 07/15/25	1,300	1,262,422
3.00%, 09/30/25	480	465,281
3.00%, 10/31/25	250	242,168
3.00%, 05/15/42	250	197,227
3.00%, 11/15/44	500	384,922
3.00%, 05/15/45	990	758,897
3.00%, 11/15/45	400	305,313
3.00%, 02/15/47	500	378,750
3.00%, 05/15/47	600	454,031
3.00%, 02/15/48	800	603,625
3.00%, 08/15/48	700	527,734
3.00%, 08/15/52	1,400	1,056,781
3.13%, 08/15/25	1,130	1,098,748
3.13%, 11/15/28	700	662,102
3.13%, 08/31/29	700	656,141
3.13%, 02/15/43	500	398,672
3.13%, 08/15/44	500	393,750
3.13%, 05/15/48	550	424,703
3.25%, 06/30/27	900	866,109
3.25%, 06/30/29	700	661,773
3.25%, 05/15/42	700	573,234
3.38%, 05/15/33(c)	2,600	2,404,594
3.38%, 08/15/42	400	332,875
3.38%, 05/15/44	100	82,203
3.38%, 11/15/48	800	646,500
3.50%, 09/15/25	1,000	977,891
3.50%, 01/31/28	538	520,557
3.50%, 04/30/28	1,000	966,484
3.50%, 01/31/30	700	667,406
3.50%, 04/30/30	800	761,562
3.50%, 02/15/33	2,400	2,244,750
3.63%, 05/15/26	1,300	1,272,273
3.63%, 03/31/28	800	777,562
3.63%, 05/31/28	1,400	1,360,516
3.63%, 03/31/30	600	575,438
3.63%, 08/15/43	200	171,750
3.63%, 02/15/53	714	609,578
3.63%, 05/15/53	1,030	879,845
3.75%, 04/15/26	2,050	2,012,203
3.75%, 05/31/30	400	386,063
3.75%, 06/30/30	438	422,670
3.88%, 03/31/25	700	689,719
3.88%, 01/15/26	100	98,445
3.88%, 11/30/27	800	785,500
3.88%, 12/31/27	800	785,500
Security	Par (000)	Value

U.S. Government Obligations (continued)
3.88%, 09/30/29	$700	$682,062
3.88%, 11/30/29	700	681,898
3.88%, 12/31/29	800	779,125
3.88%, 08/15/33	2,200	2,117,500
3.88%, 02/15/43	488	435,388
3.88%, 05/15/43	486	433,223
4.00%, 12/15/25	513	506,147
4.00%, 02/15/26	1,900	1,874,766
4.00%, 02/29/28	1,000	986,562
4.00%, 06/30/28	538	530,813
4.00%, 02/28/30	700	685,891
4.00%, 07/31/30	600	587,438
4.00%, 11/15/42	488	443,775
4.00%, 11/15/52	900	823,359
4.13%, 01/31/25	600	593,320
4.13%, 06/15/26	1,441	1,426,928
4.13%, 09/30/27	900	891,773
4.13%, 07/31/28	500	495,938
4.13%, 08/31/30	300	295,828
4.13%, 11/15/32	2,800	2,750,125
4.13%, 08/15/53	938	878,056
4.25%, 12/31/24	1,000	990,273
4.25%, 05/31/25	526	520,863
4.25%, 10/15/25	820	812,409
4.25%, 05/15/39	400	385,813
4.38%, 08/15/26	800	797,187
4.38%, 08/31/28	400	401,156
4.38%, 11/30/28	800	803,312
4.38%, 11/30/30	500	500,625
4.38%, 08/15/43	563	538,545
4.50%, 11/30/24	500	496,543
4.50%, 11/15/25	701	698,097
4.50%, 07/15/26	501	500,726
4.50%, 11/15/33	700	709,078
4.50%, 02/15/36	100	101,625
4.63%, 02/28/25	851	846,446
4.63%, 06/30/25	700	697,320
4.63%, 03/15/26	2,000	2,000,781
4.63%, 09/15/26	1,400	1,404,922
4.63%, 10/15/26	800	803,000
4.63%, 09/30/28	600	608,063
4.63%, 09/30/30	600	609,375
4.75%, 07/31/25	524	523,120
4.75%, 02/15/37	600	623,062
4.75%, 11/15/43	200	201,594
4.75%, 11/15/53	650	676,000
4.88%, 10/31/28	600	615,000
5.00%, 05/15/37	400	424,188
		195,263,845

Total U.S. Government & Agency Obligations — 59.2%
(Cost: $371,780,826)		325,307,880
Total Long-Term Investments — 98.6%
(Cost: $613,499,688)		541,537,373

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 3.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.34%(k)(l)(m)	16,419,141	$16,419,141

Total Short-Term Securities — 3.0%
(Cost: $16,419,141)		16,419,141

Total Investments Before TBA Sales Commitments — 101.6%
(Cost: $629,918,829)		557,956,514

	Par (000)

TBA Sales Commitments(j)

Mortgage-Backed Securities — (0.1)%
Government National Mortgage Association
3.50%, 12/20/53	(125)	(111,726)
4.50%, 12/20/53	(150)	(141,849)
Uniform Mortgage-Backed Securities
4.00%, 12/13/53	(75)	(68,084)
5.50%, 12/13/53	(200)	(197,060)

Total TBA Sales Commitments — (0.1)%
(Proceeds: $(516,200))		(518,719)

Total Investments, Net of TBA Sales Commitments — 101.5%
(Cost: $629,402,629)		557,437,795

Liabilities in Excess of Other Assets — (1.5)%		(8,223,882)

Net Assets — 100.0%		$549,213,913
(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of this security is on loan.
(d)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Perpetual security with no stated maturity date.
(g)	Zero-coupon bond.
(h)	U.S. dollar denominated security issued by foreign domiciled entity.
(i)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(j)	Represents or includes a TBA transaction.
(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.
(m)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$18,430,070	$—	$(2,010,929	)(a)	$—	$—	$16,419,141	16,419,141	$612,376	(b)	$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2023

Fair Value Hierarchy as of Period End (continued)

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$1,613,170	$—	$1,613,170
Collaterized Mortgage Obligations	—	5,354,057	—	5,354,057
Corporate Bonds & Notes	—	173,828,631	—	173,828,631
Foreign Government Obligations	—	35,433,635	—	35,433,635
U.S. Government & Agency Obligations	—	325,307,880	—	325,307,880
Short-Term Securities
Money Market Funds	16,419,141	—	—	16,419,141
Liabilities
Investments
TBA Sales Commitments	—	(518,719)	—	(518,719)
	$16,419,141	$541,018,654	$—	$557,437,795

Portfolio Abbreviation

CMT	Constant Maturity Treasury	REIT	Real Estate Investment Trust
LIBOR	London Interbank Offered Rate	SOFR	Secured Overnight Financing Rate
PIK	Payment-in-kind	TBA	To-Be-Announced
PJSC	Public Joint Stock Company